UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06110

Western Asset Funds, Inc.

Name of Fund:

385 East Colorado Boulevard

Pasadena, CA 91101

Address of Principal Executive Offices:

Richard M. Wachterman, Esq.

Legg Mason Wood Walker, Incorporated

100 Light Street

Baltimore, MD 21202

Name and address of agent for service:

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: March 31, 2005

Date of reporting period: September 30, 2004

Item 1 – Report to Shareholders

Western Asset Funds, Inc.

Western Asset Limited Duration Bond Portfolio

Western Asset Intermediate Bond Portfolio

Western Asset Intermediate Plus Bond Portfolio

Western Asset Core Bond Portfolio

Western Asset Core Plus Bond Portfolio

Western Asset Inflation Indexed Plus Bond Portfolio

Western Asset High Yield Portfolio

Western Asset Non-U.S. Opportunity Bond Portfolio

Semi-Annual Report to Shareholders

September 30, 2004

Semi-Annual Report to Shareholders

EXPENSE EXAMPLES

As a shareholder of any of the Funds, you incur ongoing costs, including management fees, service (12b-1) fees on Financial Intermediary Class shares, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on April 1, 2004, and held through September 30, 2004.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 4/1/04	Ending Account Value 9/30/04	Expenses PaidA During the Period 4/1/04 to 9/30/04	Annualized Expense Ratio
Limited Duration Bond Portfolio Institutional Class:
Actual	$1,000.00	$1,002.60	$2.01	0.40%
Hypothetical (5% return before expenses)	1,000.00	1,023.06	2.03
Intermediate Bond Portfolio Institutional Class:
Actual	1,000.00	1,011.20	2.27	0.45%
Hypothetical (5% return before expenses)	1,000.00	1,022.81	2.28
Intermediate Plus Bond Portfolio Institutional Class:
Actual	1,000.00	1,012.40	2.22	0.45%
Hypothetical (5% return before expenses)	1,000.00	1,022.31	2.23
Core Bond Portfolio Institutional Class:
Actual	1,000.00	1,012.80	2.32	0.46%
Hypothetical (5% return before expenses)	1,000.00	1,022.76	2.33
Financial Intermediary Class:
Actual	1,000.00	1,012.40	3.68	0.73%
Hypothetical (5% return before expenses)	1,000.00	1,021.41	3.70

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183), and divided by 365.

Semi-Annual Report to Shareholders

EXPENSE EXAMPLE—Continued

	Beginning Account Value 4/1/04	Ending Account Value 9/30/04	Expenses PaidA During the Period 4/1/04 to 9/30/04	Annualized Expense Ratio
Core Plus Bond Portfolio Institutional Class:
Actual	$1,000.00	$1,021.50	$2.28	0.45%
Hypothetical (5% return before expenses)	1,000.00	1,022.81	2.28
Financial Intermediary Class:
Actual	1,000.00	1,020.30	3.55	0.70%
Hypothetical (5% return before expenses)	1,000.00	1,021.56	3.55
Inflation Indexed Plus Bond Portfolio Institutional Class:
Actual	1,000.00	1,007.20	1.26	0.25%
Hypothetical (5% return before expenses)	1,000.00	1,023.82	1.27
High Yield Portfolio Institutional Class:
Actual	1,000.00	1,047.00	3.28	0.64%
Hypothetical (5% return before expenses)	1,000.00	1,021.86	3.24
Non-U.S. Opportunity Bond Portfolio Institutional Class:
Actual	1,000.00	1,016.20	2.78	0.55%
Hypothetical (5% return before expenses)	1,000.00	1,022.31	2.79

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183), and divided by 365.

Semi-Annual Report to Shareholders

PORTFOLIO COMPOSITION

The following tables show the portfolio composition (as a percentage of the portfolio) for each of the Funds:

Debt RatingsA	Limited Duration	Intermediate	Intermediate Plus	Core	Core Plus	Inflation Indexed Plus	High Yield	Non-U.S.
AAA	73.55%	55.51%	55.45%	78.22%	77.60%	96.49%	—	74.15%
AA	2.04%	3.23%	2.47%	0.53%	0.42%	—	—	13.59%
A	8.68%	14.81%	14.49%	3.91%	3.17%	0.73%	0.25%	0.82%
BBB	15.19%	22.92%	22.82%	12.74%	9.45%	—	2.81%	—
BB	0.47%	1.87%	2.67%	1.74%	3.52%	—	26.85%	—
B	—	0.37%	1.55%	0.90%	3.55%	—	53.77%	—
Below B	—	—	0.27%	0.38%	0.26%	—	15.02%	—
Not Rated	0.07%	1.29%	0.28%	1.58%	2.03%	2.78%	1.30%	11.44%

	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

Maturity Schedule	Limited Duration	Intermediate	Intermediate Plus	Core	Core Plus	Inflation Indexed Plus	High Yield	Non-U.S.
Less Than 1 Year	25.30%	9.06%	14.63%	32.53%	35.20%	0.41%	0.57%	13.22%
1 to 3 Years	20.05%	17.49%	25.08%	10.48%	8.17%	6.49%	4.25%	22.31%
3 to 5 Years	20.82%	29.97%	25.30%	13.64%	15.05%	12.77%	10.69%	6.69%
5 to 10 Years	8.66%	25.45%	28.61%	9.74%	11.85%	47.76%	77.16%	36.02%
10 to 20 Years	2.78%	3.99%	0.81%	6.10%	2.73%	—	5.01%	4.32%
20 to 30 Years	15.97%	13.47%	5.57%	17.77%	15.00%	31.02%	2.05%	16.95%
More Than 30 Years	6.42%	0.57%	—	9.74%	12.00%	1.55%	0.27%	0.49%

	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

A	Source: Standard & Poor's.

Semi-Annual Report to Shareholders

PERFORMANCE INFORMATION

The following graphs and tables compare each Fund’s total returns against that of an appropriate broad-based securities market index. The lines illustrate the cumulative total return of an initial $1,000,000 investment for the periods indicated. The line for each Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Due to the limited operating history of the Western Asset Limited Duration Bond Portfolio and the Western Asset Intermediate Plus Bond Portfolio, performance graphs are not presented. The Funds, which began operations on October 1, 2003, and April 1, 2004, respectively, had total returns of 1.97% and 1.24%, respectively, for the period ended September 30, 2004.

Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

Semi-Annual Report to Shareholders

Western Asset Intermediate Bond Portfolio

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

A	A total return index consisting of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of 1 to 10 years. It is not possible to invest in an index.

Semi-Annual Report to Shareholders

B	A market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed rate, publicly placed, dollar-denominated, and nonconvertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity. It is not possible to invest in an index.

PERFORMANCE INFORMATION—Continued

Western Asset Core Bond Portfolio

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

C	The Fund’s Financial Intermediary Class inception date is July 22, 1999. Index returns are for periods beginning July 31, 1999.

Semi-Annual Report to Shareholders

PERFORMANCE INFORMATION—Continued

Western Asset Core Plus Bond Portfolio

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

D	The Fund’s Institutional Class inception date is July 8, 1998. Index returns are for periods beginning June 30, 1998.

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

E	The Fund’s Financial Intermediary Class inception date is January 8, 2002. Index returns are for periods beginning December 31, 2001.

Semi-Annual Report to Shareholders

F	An unmanaged index that measures the performance of intermediate (1 to 10 year) U.S. Treasury inflation-protected securities. It is not possible to invest in an index.
G	The Fund’s Institutional Class inception date is March 1, 2001. Index returns are for periods beginning February 28, 2001.

PERFORMANCE INFORMATION—Continued

Western Asset Inflation Indexed Plus Bond Portfolio

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

Semi-Annual Report to Shareholders

Western Asset High Yield Portfolio

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

H	A market value-weighted index that tracks the daily price-only, coupon, and total return performance of non-investment grade, fixed rate, publicly placed, dollar-denominated, and non-convertible debt registered with the U.S. Securities and Exchange Commission. It is not possible to invest in an index.
I	The Fund’s Institutional Class inception date is September 28, 2001. Index returns are for periods beginning September 30, 2001.

Semi-Annual Report to Shareholders

J	An index encompassing an all-inclusive universe of institutionally traded bonds, including all fixed rate bonds with remaining maturities of one year or longer and with amounts outstanding of at least the equivalent of $25 million USD. This Index excludes the U.S. and is currency-hedged as a means of achieving low-risk interest rate diversification. It is not possible to invest in an index.
K	The Fund’s Institutional Class inception date is July 15, 1998. Index returns are for periods beginning July 31, 1998.

PERFORMANCE INFORMATION—Continued

Western Asset Non-U.S. Opportunity Bond Portfolio

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

September 30, 2004 (Unaudited)

(Amounts in Thousands)

Western Asset Limited Duration Bond Portfolio

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Long-Term Securities	87.1%

Corporate Bonds and Notes	21.2%

Aerospace/Defense	0.2%
Northrop Grumman Corporation		4.079%	11/16/06	$70	$71

Banking and Finance	2.0%
Ford Motor Credit Company		2.790%	9/28/07	390	389	A
General Motors Acceptance Corporation		4.150%	2/7/05	60	61
General Motors Acceptance Corporation		5.250%	5/16/05	70	71
General Motors Acceptance Corporation		7.500%	7/15/05	110	114
Household Finance Corporation		6.500%	1/24/06	120	126
John Deere Capital Corporation		3.900%	1/15/08	120	122

					883

Banks	0.8%
Bank of America Corporation		1.913%	10/22/04	70	70	A
FleetBoston Financial Corporation		4.875%	12/1/06	140	145
Wachovia Corporation		6.800%	6/1/05	120	124

					339

Cable	0.5%
Tele-Communications, Inc.		7.250%	8/1/05	200	210

Chemicals	0.3%
The Dow Chemical Company		7.000%	8/15/05	140	145

Computer Services and Systems	0.2%
Electronic Data Systems Corporation		7.125%	10/15/09	90	97

Consumer Products	0.3%
The Procter & Gamble Company		4.750%	6/15/07	120	125

Diversified Financial Services	0.8%
Citigroup Inc.		3.625%	2/9/09	115	115
U.S. Bancorp		3.125%	3/15/08	130	128
Wells Fargo & Company		1.900%	3/3/06	100	100	A

					343

Drug and Grocery Store Chains	0.1%
Safeway Inc.		2.164%	11/1/05	30	30	A

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Electric	2.4%
American Electric Power Company, Inc.		6.125%	5/15/06	$160	$168
DTE Energy Company		2.740%	6/1/07	215	215	A
FirstEnergy Corp.		5.500%	11/15/06	400	416
Southern California Edison Company		1.890%	1/13/06	60	60	A
Virginia Electric and Power Company		5.750%	3/31/06	150	156

					1,015

Energy	1.0%
Pacific Gas and Electric Company		3.600%	3/1/09	90	89
Progress Energy, Inc.		6.750%	3/1/06	150	158
Sempra Energy		2.210%	5/21/08	90	90	A
TXU Energy Co.		2.380%	1/17/06	100	100	A,B

					437

Environmental Services	0.4%
Waste Management, Inc.		7.000%	10/15/06	175	188

Food, Beverage and Tobacco	1.3%
Altria Group, Inc.		7.000%	7/15/05	140	143
Altria Group, Inc.		5.625%	11/4/08	95	97
Kellogg Company		6.000%	4/1/06	130	136
Kraft Foods Inc.		5.625%	11/1/11	40	42
Sara Lee Corporation		1.950%	6/15/06	160	158

					576

Investment Banking/Brokerage	2.3%
J.P. Morgan Chase & Co.		2.000%	5/20/05	100	100	A
J.P. Morgan Chase & Co.		2.160%	10/2/09	160	160	A
Lehman Brothers Holdings Inc.		1.750%	4/20/07	180	180	A
Merrill Lynch & Co., Inc.		7.375%	5/15/06	140	151
The Bear Stearns Companies Inc.		2.130%	9/9/09	200	200	A
The Goldman Sachs Group, Inc.		2.100%	2/25/05	110	110	A
The Goldman Sachs Group, Inc.		1.980%	7/23/09	100	100	A

					1,001

Media	1.9%
America Online Inc.		0.000%	12/6/19	295	188	C,D
Clear Channel Communications, Inc.		3.125%	2/1/07	80	79
Liberty Media Corporation		3.380%	9/17/06	160	162	A
News America Incorporated		6.625%	1/9/08	140	152
Viacom Inc.		5.625%	5/1/07	220	233

					814

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Limited Duration Bond Portfolio—Continued

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Medical Care Facilities	0.1%
HCA Inc.		6.910%	6/15/05	$30	$31

Oil and Gas	2.0%
Amerada Hess Corporation		7.375%	10/1/09	120	135
Apache Corporation		6.250%	4/15/12	90	101
Devon Energy Corporation		2.750%	8/1/06	150	149
Occidental Petroleum Corporation		7.650%	2/15/06	110	117
Pemex Project Funding Master Trust		8.500%	2/15/08	50	56
Pemex Project Funding Master Trust		3.180%	6/15/10	190	192	A,B
Tosco Corporation		7.625%	5/15/06	115	123

					873

Paper and Forest Products	0.4%
MeadWestvaco Corporation		8.400%	6/1/07	130	145
Weyerhaeuser Company		5.500%	3/15/05	45	45

					190

Pharmaceuticals	0.3%
Bristol-Myers Squibb Company		4.750%	10/1/06	120	124

Retail	0.4%
Target Corporation		5.400%	10/1/08	150	159

Special Purpose	2.2%
American Honda Finance Corporation		3.850%	11/6/08	34	34	B
ChevronTexaco Capital Company		3.500%	9/17/07	120	121
DaimlerChrysler NA Holding Corporation		2.343%	9/10/07	340	341	A
Sprint Capital Corporation		7.900%	3/15/05	240	246
Sprint Capital Corporation		4.780%	8/17/06	40	41
Toyota Motor Credit Corporation		1.751%	2/15/05	125	125	A
Verizon Wireless Capital LLC		1.810%	5/23/05	50	50	A,B

					958

Telecommunications	0.3%
BellSouth Corporation		4.200%	9/15/09	110	110

Telecommunications (Cellular/Wireless)	0.6%
AT&T Wireless Services Inc.		7.350%	3/1/06	160	170
Motorola, Inc.		4.608%	11/16/07	80	82

					252

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Telecommunications Equipment	0.4%
New York Telephone		6.000%	4/15/08	$160	$170

Total Corporate Bonds and Notes (Identified Cost—$9,137)					9,141
Asset-Backed Securities	24.2%

Fixed Rate Securities	5.0%
ACE Security Corp. 2003-MH1		2.200%	8/15/30	183	181	B
Aesop Funding II LLC 1998-1		6.140%	5/20/06	250	254	B
Capital One Auto Finance Trust 2001-B A4		4.880%	9/15/08	250	256
Capital One Auto Finance Trust 2002-B		2.710%	10/16/06	159	160
Hyundai Auto Receivables Trust 2002-A		2.800%	2/15/07	175	175	B
Onyx Acceptance Owner Trust 2002-D		3.100%	7/15/09	138	139
Structured Asset Securities Corporation 2004-SC1 A		8.809%	12/25/29	284	302	B
UCFC Home Equity Loan 1998-D		6.905%	4/15/30	140	145
UPFC Auto Receivables Trust 2004-A		3.270%	9/15/10	500	500
Vanderbilt Mortgage Finance 2001-C		4.235%	8/7/14	42	42

					2,154

Indexed SecuritiesA	19.2%
AmeriCredit Automobile Loan Trust 2003-BX		1.920%	1/6/10	30	30
AmeriCredit Automobile Receivables Trust 2003-AM		1.956%	10/6/06	44	44
AQ Finance Nim Trust 2003-N13		2.070%	12/25/08	126	126	B
Bayview Financial Acquisition Trust 2004-C A1		2.035%	5/28/44	414	415
Capital Auto Receivables Asset Trust 2003-1		1.810%	6/15/05	67	67
Centex Home Equity 2002-D		2.280%	12/25/32	112	112
Chase Credit Card Master Trust 2002-2		2.660%	7/16/07	100	100
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-4		2.210%	10/25/32	118	118
Chase USA Master Trust 2000-1		2.320%	8/17/09	200	199
Chesapeake Funding LLC 2003-1		1.946%	8/7/08	300	300
Citibank Credit Card Issuance Trust 2000-C2		2.250%	10/15/07	90	90
Citibank Credit Card Issuance Trust 2002-C3		3.020%	12/15/09	160	164
Countrywide Asset-Backed Certificates 2000-4		2.080%	12/25/31	125	125
Countrywide Asset-Backed Certificates 2001-4		2.180%	4/25/32	59	60
Countrywide Asset-Backed Certificates 2002-3		2.210%	5/25/32	79	79
Countrywide Asset-Backed Certificates 2002-C		2.000%	5/15/28	94	94
Countrywide Home Equity Loan Trust 2002-G		2.130%	12/15/28	957	959
Countrywide Home Equity Loan Trust 2004-J		2.160%	3/25/32	800	800
Countrywide Home Equity Loan Trust 2004-O		2.160%	2/15/34	390	390
DSLA Mortgage Loan Trust 2004-ARI		2.070%	9/19/44	560	560

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Limited Duration Bond Portfolio—Continued

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Asset-Backed Securities—Continued

Indexed Securities—Continued
EQCC Trust 2002-1		2.140%	11/25/31	$111	$111
First North American National Bank 2003-A		2.240%	5/16/11	220	221
Irwin Home Equity Trust 2003-A		2.340%	10/25/27	90	90
Metris Master Trust 2002-3A		2.111%	5/20/09	490	489
Navistar Financial 2003-B Owner Trust		1.960%	4/15/08	200	200
New Century Home Equity Loan Trust 2001-NC1		2.101%	6/20/31	71	71
Providian Gateway Master Trust 2002-B		2.460%	6/15/09	500	501	B
Rental Car Finance Corporation 2003-1A		2.240%	5/25/08	500	503	B
Rental Car Finance Corporation 2004-1A		2.040%	6/25/09	500	501	B
Residential Asset Securities Corporation 1999-KS1		2.115%	3/25/29	148	148
Structured Asset Securities Corporation 2002-BC1 A1		2.340%	8/25/32	83	83
Superior Wholesale Inventory Financing Trust 2004-A10		1.879%	9/15/11	500	499

					8,249

Total Asset-Backed Securities (Identified Cost—$10,417)					10,403
Mortgage-Backed Securities	12.6%

Fixed Rate Securities	1.6%
Asset Securitization Corporation 1996-D2		6.920%	2/14/29	135	141
Bank of America Mortgage Securities 2003-D		4.569%	5/25/33	314	314	E
Countrywide Alternative Loan Trust 2004-J1		6.000%	2/25/34	126	128
Residential Asset Mortgage Products, Inc. 2004-SL2		8.500%	10/25/31	87	92

					675

Indexed SecuritiesA	11.0%
Bear Stearns Commercial Mortgage Securities Incorporated 2004-ESA A1		1.978%	5/14/16	250	250	B
Crusade Global Trust 2003-2		2.100%	9/18/34	159	159
Granite Mortgages PLC 2003-1		1.820%	1/20/20	339	339
Holmes Financing plc Series 6		1.770%	4/15/08	300	300
Impac CMB Trust 2002-8		2.300%	3/25/33	121	121
Impac CMB Trust 2003-12		2.220%	12/25/33	416	416
Impac Secured Assets Corp. 2004-3		2.040%	11/25/34	496	495
J.P. Morgan Chase Commercial Mortgage Securities Corp. 2003-FL2A		2.010%	11/15/16	177	177	B
Mall America Capital Company LLC 2000-1		2.050%	3/12/10	250	250	B
Medallion Trust 2000-2G		2.110%	12/18/31	163	163
Medallion Trust 2003-1G		2.100%	12/21/33	146	146
Merrill Lynch Mortgage Investor, Inc. 2004-SL1		2.100%	4/25/35	205	205

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Mortgage-Backed Securities—Continued

Indexed Securities—Continued
MLCC Mortgage Investors, Inc. 2003-H		2.865%	1/25/29	$145	$153
Morgan Stanley Dean Witter Capital I Trust 2001-XLF		2.236%	10/7/13	103	103	B
Residential Asset Mortgage Products, Inc. 2002-RS6		2.290%	11/25/32	163	164
Sequoia Mortgage Trust 2003-2 A2		1.620%	6/20/33	184	184
Sequoia Mortgage Trust 2003-8 A1		2.131%	1/20/34	446	446
Torrens Trust 2000-1GA		2.020%	7/15/31	75	75	B
Washington Mutual 2004-AR8		2.260%	6/25/44	590	590

					4,736

Total Mortgage-Backed Securities (Identified Cost—$5,419)					5,411
U.S. Government and Agency Obligations	22.9%

Fixed Rate Securities	17.2%
Fannie Mae		3.125%	7/15/06	860	866
Fannie Mae		3.250%	2/15/09	440	434
Fannie Mae		2.800%	3/1/19	260	259
Federal Home Loan Bank		2.500%	3/30/06	870	869
Federal Home Loan Bank		2.625%	10/16/06	450	448
Freddie Mac		3.625%	11/14/08	430	432
Freddie Mac		5.750%	3/15/09	400	434
United States Treasury Notes		1.625%	9/30/05	2,600	2,586
United States Treasury Notes		3.375%	9/15/09	1,060	1,060

					7,388

Indexed SecuritiesF	5.7%
United States Treasury Inflation-Protected Security		3.625%	1/15/08	1,114	1,221
United States Treasury Inflation-Protected Security		3.000%	7/15/12	748	828
United States Treasury Inflation-Protected Security		3.875%	4/15/29	311	413

					2,462

Total U.S. Government and Agency Obligations (Identified Cost—$9,818)					9,850
U.S. Government Agency Mortgage-Backed Securities	2.0%

Fixed Rate Securities	2.0%
Fannie Mae		5.500%	10/1/34	700	709	G
Government National Mortgage Association		5.000%	10/1/34	130	129	G

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost—$838)					838

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Yankee BondsH	4.2%

Banks	0.2%
The Korea Development Bank		4.750%	7/20/09	$70	$72

Foreign Governments	0.6%
Republic of Chile		2.062%	1/28/08	40	40	A
Russian Federation		8.250%	3/31/10	60	65
Russian Federation		8.250%	3/31/10	130	142	B

					247

Manufacturing (Diversified)	0.7%
Tyco International Group SA		4.436%	6/15/07	300	306	B

Retail	0.3%
Wal-Mart Stores Canada, Inc.		5.580%	5/1/06	140	146	B

Special Purpose	1.0%
BP Capital Markets Plc		2.750%	12/29/06	140	139
Deutsche Telekom International Finance BV		8.250%	6/15/05	200	208
Diageo Capital Plc		3.375%	3/20/08	100	100

					447

Telecommunications	1.4%
British Telecommunications plc		7.875%	12/15/05	110	116
Telecom Italia Capital		4.000%	1/15/10	220	218	B
Telefonos de Mexico SA de CV (Telmex)		8.250%	1/26/06	250	267

					601

Total Yankee Bonds (Identified Cost—$1,815)					1,819

Total Long-Term Securities (Identified Cost—$37,444)					37,462

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Short-Term Securities	15.2%

U.S. Government and Agency Obligations	0.1%
Fannie Mae		0.000%	4/1/05	$30	$30	C,I

Repurchase Agreements	15.1%
Goldman, Sachs & Company 1.85%, dated 9/30/04, to be repurchased at $6,525 on 10/1/04 (Collateral: $6,185 Fannie Mae notes, 5.5%, due 3/15/11, value $6,671)				6,525	6,525

Total Short-Term Securities (Identified Cost—$6,555)					6,555
Total Investments (Identified Cost—$43,999)	102.3%				44,017
Other Assets Less Liabilities	(2.3)%				(971)

Net Assets	100.0%				$43,046

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedJ
U.S. Treasury Note Futures	December 2004	45	$(4)

Futures Contracts WrittenI
U.S. Treasury Note Futures	December 2004	17	$4

A	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rates are the rates as of September 30, 2004.
B	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 10.65% of net assets.
C	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
D	Convertible security – Security may be converted into the issuer’s common stock.
E	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
F	Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
G	When-issued security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
H	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
I	All or a portion of this security is collateral to cover futures contracts.
J	Futures are described in more detail in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

September 30, 2004 (Unaudited)

(Amounts in Thousands)

Western Asset Intermediate Bond Portfolio

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Long-Term Securities	91.4%

Corporate Bonds and Notes	37.9%

Aerospace/Defense	1.0%
Northrop Grumman Corporation		4.079%	11/16/06	$1,270	$1,290
Raytheon Company		6.750%	8/15/07	1,510	1,652
Systems 2001 Asset Trust		6.664%	9/15/13	1,709	1,898	A
United Technologies Corporation		6.350%	3/1/11	1,280	1,421	B

					6,261

Banking and Finance	3.9%
Boeing Capital Corporation		6.350%	11/15/07	1,530	1,656	B
Countrywide Home Loans, Inc.		2.875%	2/15/07	1,250	1,236
Ford Motor Credit Company		2.790%	9/28/07	11,730	11,716	C
General Motors Acceptance Corporation		2.595%	5/18/06	1,500	1,504	B,C
General Motors Acceptance Corporation		2.510%	1/16/07	1,950	1,953	C
General Motors Acceptance Corporation		6.125%	8/28/07	805	848	B
General Motors Acceptance Corporation		3.080%	9/23/08	4,270	4,268	C

					23,181

Banks	1.3%
Bank of America Corporation		5.250%	2/1/07	1,100	1,153
Bank of America Corporation		2.260%	9/15/14	2,170	2,166	C
BankBoston NA		6.375%	3/25/08	1,270	1,384
U.S. Bank NA		2.870%	2/1/07	1,410	1,401
Wachovia Corporation		3.625%	2/17/09	1,900	1,885

					7,989

Cable	0.9%
Comcast Corporation		6.500%	1/15/15	530	572
Continental Cablevision, Inc.		8.875%	9/15/05	3,096	3,267
Cox Communications, Inc.		3.875%	10/1/08	1,110	1,070	B
Cox Communications, Inc.		4.625%	6/1/13	210	194
TCI Communications, Inc.		8.000%	8/1/05	220	232

					5,335

Chemicals	0.2%
E.I. du Pont de Nemours and Company		4.125%	4/30/10	1,270	1,281

Computer Services and Systems	0.4%
Electronic Data Systems Corporation		7.125%	10/15/09	2,360	2,535	B

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Diversified Financial Services	2.2%
CIT Group Inc.		1.940%	5/18/07	$150	$150	C
CIT Group Inc.		4.000%	5/8/08	1,410	1,424
CIT Group Inc.		3.375%	4/1/09	150	146
Citigroup Inc.		1.880%	6/4/07	1,220	1,219	C
Citigroup Inc.		5.625%	8/27/12	2,470	2,640
General Electric Capital Corporation		1.762%	7/28/08	2,650	2,646	C
General Electric Capital Corporation		2.148%	9/15/14	1,530	1,527
U.S. Bancorp		3.125%	3/15/08	1,500	1,477
Wells Fargo & Company		1.980%	9/15/09	1,570	1,568	C
Wells Fargo & Company		5.000%	11/15/14	350	355

					13,152

Drug and Grocery Store Chains	0.3%
Safeway Inc.		2.164%	11/1/05	740	741C
The Kroger Co.		6.200%	6/15/12	1,090	1,184

					1,925

Electric	3.0%
American Electric Power Company, Inc.		6.125%	5/15/06	1,830	1,918	B
Carolina Power & Light Company		5.950%	3/1/09	1,175	1,258
Commonwealth Edison Company		6.150%	3/15/12	325	362
Dominion Resources, Inc.		5.700%	9/17/12	2,220	2,334
DTE Energy Company		2.740%	6/1/07	1,480	1,480	C
FirstEnergy Corp.		6.450%	11/15/11	2,420	2,640
General Electric Company		5.000%	2/1/13	3,110	3,198
Niagara Mohawk Power Corporation		7.750%	10/1/08	2,150	2,447
The Cleveland Electric Illuminating Company		5.650%	12/15/13	2,115	2,189

					17,826

Energy	2.5%
Duke Energy Corporation		6.250%	1/15/12	1,330	1,448
Exelon Corporation		6.750%	5/1/11	2,200	2,456
MidAmerican Energy Holdings Company		5.875%	10/1/12	1,020	1,077
Pacific Gas and Electric Company		3.600%	3/1/09	2,850	2,817	B
Progress Energy, Inc.		5.850%	10/30/08	1,250	1,330	B
Progress Energy, Inc.		7.100%	3/1/11	1,650	1,863	B
Sempra Energy		2.210%	5/21/08	1,930	1,928	C
TXU Energy Co.		2.380%	1/17/06	1,900	1,905	A,C

					14,824

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Intermediate Bond Portfolio—Continued

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Environmental Services	0.6%
Waste Management, Inc.		7.000%	10/15/06	$2,900	$3,110
Waste Management, Inc.		7.375%	8/1/10	200	231

					3,341

Food, Beverage and Tobacco	2.7%
Altria Group, Inc.		7.000%	7/15/05	2,000	2,049
Altria Group, Inc.		6.375%	2/1/06	460	475
Altria Group, Inc.		5.625%	11/4/08	1,970	2,012	B
Kraft Foods Inc.		4.000%	10/1/08	3,740	3,763	B
Kraft Foods Inc.		5.625%	11/1/11	900	951
Pepsi Bottling Holdings Inc.		5.625%	2/17/09	2,441	2,628	A
Philip Morris Companies, Inc.		7.125%	10/1/04	730	730
Philip Morris Companies, Inc.		6.950%	6/1/06	1,390	1,458	B
Sara Lee Corporation		2.750%	6/15/08	2,050	2,006

					16,072

Gas and Pipeline Utilities	0.4%
The Williams Companies, Inc.		8.125%	3/15/12	1,900	2,190	B

Insurance	0.5%
ACE INA Holdings Inc.		8.300%	8/15/06	1,610	1,757
Loews Corporation		3.125%	9/15/07	1,240	1,214	D

					2,971

Investment Banking/Brokerage	4.6%
Credit Suisse First Boston USA		6.125%	11/15/11	2,220	2,419
J.P. Morgan & Co. Incorporated		4.560%	2/15/12	2,190	2,365	C
J.P. Morgan Chase & Co.		2.160%	10/2/09	6,080	6,079	C
J.P. Morgan Chase Capital XIII		2.880%	9/30/34	1,500	1,485	C
Lehman Brothers Holdings Inc.		7.000%	2/1/08	495	546
Lehman Brothers Holdings Inc.		3.500%	8/7/08	1,550	1,538	B
Merrill Lynch & Co., Inc.		4.125%	1/15/09	3,130	3,155
Morgan Stanley		3.625%	4/1/08	250	251
Salomon Smith Barney Holdings Inc.		6.250%	1/15/05	2,150	2,176
The Bear Stearns Companies Inc.		2.875%	7/2/08	1,380	1,340
The Bear Stearns Companies Inc.		5.700%	11/15/14	500	526
The Goldman Sachs Group, Inc.		1.980%	7/23/09	1,880	1,882	C
The Goldman Sachs Group, Inc.		2.570%	9/29/14	3,980	3,980	B,C

					27,742

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Investment Management	0.5%
Dryden Investor Trust		7.157%	7/23/08	$2,584	$2,766

Media	1.5%
America Online Inc.		0.000%	12/6/19	2,240	1,428	D,E
AOL Time Warner Inc.		6.875%	5/1/12	1,740	1,941
Cox Enterprises, Inc.		8.000%	2/15/07	1,150	1,234A
Liberty Media Corporation		3.380%	9/17/06	1,365	1,380	C
Turner Broadcasting System, Inc.		8.375%	7/1/13	1,830	2,207
Viacom Inc.		5.625%	8/15/12	730	765	B

					8,955

Medical Care Facilities	0.6%
HCA Inc.		8.750%	9/1/10	3,075	3,604

Oil and Gas	3.4%
Amerada Hess Corporation		7.375%	10/1/09	2,440	2,742	B
Anadarko Petroleum Corporation		3.250%	5/1/08	1,720	1,700
Apache Corporation		6.250%	4/15/12	2,280	2,555	B
ConocoPhillips		4.750%	10/15/12	1,620	1,643
Panhandle Eastern Pipe Line Company		4.800%	8/15/08	315	323
Pemex Project Funding Master Trust		8.500%	2/15/08	1,000	1,124
Pemex Project Funding Master Trust		3.180%	6/15/10	5,080	5,133	A,C
Sonat Inc.		7.625%	7/15/11	4,880	4,807
XTO Energy, Inc.		7.500%	4/15/12	560	658

					20,685

Paper and Forest Products	0.8%
MeadWestvaco Corporation		6.850%	4/1/12	2,063	2,298
Willamette Industries, Inc.		7.125%	7/22/13	2,270	2,569

					4,867

Pharmaceuticals	0.2%
Bristol-Myers Squibb Company		5.750%	10/1/11	1,200	1,287	B

Retail	0.5%
Target Corporation		5.875%	3/1/12	1,320	1,437
Wal-Mart Stores, Inc.		3.375%	10/1/08	600	596	B
Wal-Mart Stores, Inc.		4.125%	2/15/11	850	851

					2,884

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Intermediate Bond Portfolio—Continued

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Special Purpose	3.4%
DaimlerChrysler NA Holding Corporation		2.343%	9/10/07	$4,710	$4,715	C
DaimlerChrysler NA Holding Corporation		7.300%	1/15/12	2,170	2,465
Devon Financing Corporation ULC		6.875%	9/30/11	2,500	2,821
Sprint Capital Corporation		4.780%	8/17/06	1,970	2,025
Sprint Capital Corporation		8.375%	3/15/12	4,540	5,499	B
Verizon Global Funding Corp.		7.250%	12/1/10	2,500	2,882

					20,407

Telecommunications	0.7%
BellSouth Corporation		4.200%	9/15/09	2,300	2,313
Pacific Bell		6.125%	2/15/08	1,800	1,939	B

					4,252

Telecommunications (Cellular/Wireless)	0.8%
AT&T Wireless Services Inc.		7.350%	3/1/06	500	531
AT&T Wireless Services Inc.		8.125%	5/1/12	2,304	2,784
Motorola, Inc.		4.608%	11/16/07	1,570	1,613

					4,928

Transportation	1.0%
Continental Airlines, Inc.		6.545%	2/2/19	1,349	1,302
Delta Air Lines, Inc.		6.619%	3/18/11	561	510
Delta Air Lines, Inc.		6.718%	7/2/24	2,556	2,627
U.S. Airways		6.850%	7/30/19	1,371	1,253
Union Pacific Corporation		7.250%	11/1/08	250	280

					5,972

Total Corporate Bonds and Notes (Identified Cost—$222,977)					227,232
Asset-Backed Securities	9.2%

Fixed Rate Securities	2.0%
ABFS Mortgage Loan Trust 2002-3		4.263%	9/15/33	3,189	3,226	F
Conseco Finance Securitizations Corp. 2000-4		8.310%	5/1/32	800	689
Ford Credit Auto Owner Trust 2002-B		4.140%	12/15/05	1,135	1,139
Green Tree Financial Corporation 1994-6		8.900%	1/15/20	3,800	4,113
Mego Mortgage Home Loan Trust 1996-2		7.275%	8/25/17	59	59
UCFC Home Equity Loan 1998-D		6.905%	4/15/30	790	817
WFS Financial Owner Trust 2002-2		3.810%	2/20/07	1,982	1,990

					12,033

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Asset-Backed Securities—Continued

Indexed SecuritiesC	6.9%
AFC Home Equity Loan Trust 2003-3		2.190%	10/25/30	$2,957	$2,945	A
AmeriCredit Automobile Receivables Trust 2003-BX		1.876%	11/6/06	1,273	1,273
Amresco Residential Securities Mortgage Loan Trust 1998-2		2.390%	6/25/28	522	521
Asset Backed Securities Corp. Home Equity Loan Trust 2002-HE2		2.060%	8/15/32	909	909
Capital One Auto Finance Trust 2003-A		1.920%	10/15/07	5,500	5,505
CNH Equipment Trust 2003-A		1.940%	7/16/07	5,500	5,501
Countrywide Asset-Backed Certificates 2002-BC1		2.170%	4/25/32	2,376	2,379
Household Home Equity Loan Trust 2002-3		2.261%	7/20/32	2,370	2,373
IndyMac Home Equity Loan Asset-Backed Trust 2001-A		2.100%	3/25/31	1,695	1,693
MMCA Automobile Trust 2002-1		2.040%	1/15/10	942	941
Morgan Stanley ABS Capital I 2003-NC8 A2		2.200%	9/25/33	3,341	3,350
MSDWCC HELOC Trust 2003-1		2.110%	11/25/15	3,879	3,880
Paragon Hotel Finance Company 2003-CTF		3.260%	11/15/13	100	101	A
Residential Asset Securities Corporation 2003-KS1		2.210%	1/25/33	3,888	3,896
Saxon Asset Securities Trust 2003-3		1.980%	12/25/33	553	553
Sovereign Dealer Floor Plan Master LLC 2000-1A		2.010%	10/15/07	5,500	5,508	A

					41,328

Stripped Securities	0.3%
ACA CDS 2002-1, Ltd.		5.484%	7/15/08	7,600	646	G1
Oakwood Mortgage Investors Inc. 2001-C		6.000%	5/15/08	5,320	800	G1

					1,446

Total Asset-Backed Securities (Identified Cost—$54,972)					54,807
Mortgage-Backed Securities	5.9%

Fixed Rate Securities	1.6%
Asset Securitization Corporation 1996-D2		6.920%	2/14/29	842	879
GMAC Commercial Mortgage Securities Inc. 1998-C1		6.700%	5/15/30	1,000	1,091
GMAC Commercial Mortgage Securities Inc. 1998-C2		6.150%	5/15/35	1,079	1,096
Merrill Lynch Mortgage Investors, Inc. 1998-C1		6.310%	11/15/26	590	607
Morgan Stanley Capital I 1995-GAL1		7.950%	8/15/27	2,650	2,738	A
Nomura Asset Securities Corporation 1996-MD5		7.120%	4/13/39	1,500	1,589
Ocwen Residential MBS Corporation 1998-R1		7.000%	10/25/40	649	662	A,F
Wells Fargo Mortgage Backed Securities Trust 2002-18		5.500%	12/25/32	648	655

					9,317

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Intermediate Bond Portfolio—Continued

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Mortgage-Backed Securities—Continued

Indexed SecuritiesC	4.3%
Commerce 2002-Fl7		2.110%	11/15/14	$3,093	$3,093A
Countrywide Home Loans 2004-20		3.626%	9/25/34	3,558	3,664
Countrywide Home Loans 2003-49		3.697%	12/19/33	1,000	988
Credit Suisse First Boston Mortgage Securities Corp. 2003-TFLA1		2.030%	4/15/13	5,420	5,421A
Impac CMB Trust 2001-3		2.210%	10/25/31	1,700	1,701
Impac CMB Trust 2002-5		2.210%	7/25/32	1,995	1,999
Impac CMB Trust 2003-12		2.220%	12/25/33	4,828	4,826
Wells Fargo Mortgage Backed Securities Trust 2004-S		3.542%	9/25/34	4,350	4,258

					25,950

Stripped Securities	N.M.
FFCA Secured Lending Corporation 1997-1		0.434%	2/18/22	1,449	17A,G1

Total Mortgage-Backed Securities (Identified Cost—$35,698)					35,284
U.S. Government and Agency Obligations	31.2%

Fixed Rate Securities	29.2%
Fannie Mae		5.500%	5/2/06	3,900	4,072
Fannie Mae		6.250%	2/1/11	2,900	3,202B
Fannie Mae		6.125%	3/15/12	3,160	3,521
Fannie Mae		4.375%	3/15/13	3,540	3,520B
Federal Home Loan Bank		2.625%	10/16/06	6,000	5,973B
Freddie Mac		3.625%	11/14/08	6,320	6,347B
Freddie Mac		5.800%	3/30/09	600	655
Freddie Mac		3.000%	4/15/09	4,410	4,295B
Freddie Mac		4.500%	1/15/13	2,450	2,461B
Overseas Private Investment Corporation		7.740%	8/15/07	3,000	3,253
Tennessee Valley Authority		5.625%	1/18/11	460	499
United States Treasury Bonds		2.375%	1/15/25	18,881	19,670
United States Treasury Notes		1.500%	3/31/06	9,410	9,287B
United States Treasury Notes		2.750%	6/30/06	8,820	8,856B
United States Treasury Notes		2.375%	8/15/06	30	30B
United States Treasury Notes		2.250%	2/15/07	2,370	2,345B
United States Treasury Notes		3.125%	5/15/07	3,860	3,893B
United States Treasury Notes		4.375%	5/15/07	980	1,019B
United States Treasury Notes		6.625%	5/15/07	2,290	2,511B
United States Treasury Notes		2.750%	8/15/07	520	519B
United States Treasury Notes		3.000%	2/15/08	680	680B
United States Treasury Notes		2.625%	5/15/08	26,610	26,220B

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
U.S. Government and Agency Obligations—Continued

Fixed Rate Securities—Continued
United States Treasury Notes		4.000%	6/15/09	$47,210	$48,586B
United States Treasury Notes		3.500%	8/15/09	7,990	8,038B
United States Treasury Notes		3.375%	9/15/09	60	60
United States Treasury Notes		4.000%	11/15/12	1,205	1,211B
United States Treasury Notes		4.250%	8/15/14	4,305	4,350B

					175,073

Indexed SecuritiesH	1.3%
United States Treasury Inflation-Protected Security		3.000%	7/15/12	1,485	1,645B
United States Treasury Inflation-Protected Security		1.875%	7/15/13	722	734B
United States Treasury Inflation-Protected Security		2.000%	7/15/14	322	329B
United States Treasury Inflation-Protected Security		3.625%	4/15/28	3,783	4,799

					7,507

Stripped Securities	0.7%
United States Treasury Bonds		0.000%	2/15/23	7,080	2,752B,G2
United States Treasury Notes		0.000%	5/15/30	6,490	1,729B,G2

					4,481

Total U.S. Government and Agency Obligations (Identified Cost—$184,047)					187,061
U.S. Government Agency Mortgage- Backed Securities	0.5%

Fixed Rate Securities	0.5%
Fannie Mae		7.250%	1/15/10	200	232
Fannie Mae		5.125%	1/2/14	1,300	1,324B
Fannie Mae		6.500%	6/1/14	508	538
Fannie Mae		8.000%	9/1/15	136	145
Fannie Mae		9.500%	4/1/21	88	100
Freddie Mac		8.500%	7/1/06	1	1
Freddie Mac		6.500%	6/1/13 to 11/1/15	135	143
Freddie Mac		7.500%	4/1/17	7	8
Freddie Mac		9.300%	4/15/19	132	132
Freddie Mac		6.000%	12/15/28	504	506

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
U.S. Government Agency Mortgage-Backed Securities—Continued

Fixed Rate Securities—Continued
Government National Mortgage Association		9.500%	9/15/05	$13	$14
Government National Mortgage Association		9.000%	6/15/06	37	38

					3,181

Stripped Securities	N.M.
Fannie Mae		0.000%	5/25/22	22	19G2
Freddie Mac		10.000%	3/1/21	18	4G1

					23

Variable Rate SecuritiesI	N.M.
Fannie Mae		3.191%	3/1/18	50	51
Freddie Mac		3.612%	1/1/19	19	19

					70

Total U.S. Government Agency Mortgage- Backed Securities (Identified Cost—$3,252)					3,274
Yankee BondsJ	6.5%

Banking and Finance	0.3%
HBOS Treasury Services plc		4.000%	9/15/09	1,530	1,534A

Banks	1.6%
HSBC Holdings plc		7.500%	7/15/09	5,700	6,564
The Korea Development Bank		4.250%	11/13/07	60	61
The Korea Development Bank		5.750%	9/10/13	2,770	2,920

					9,545

Diversified Financial Services	0.5%
Pemex Finance LTD.		7.800%	2/15/13	2,400	2,830

Electric	0.3%
SP PowerAssets Limited		5.000%	10/22/13	1,965	1,991A

Foreign Governments	0.9%
Russian Federation		5.000%	3/31/30	4,640	4,463
United Mexican States		8.375%	1/14/11	850	997

					5,460

Insurance	0.1%
XL Capital plc		6.500%	1/15/12	700	768

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR		VALUE
Yankee Bonds—Continued

Manufacturing (Diversified)	1.1%
Tyco International Group SA		5.875%	11/1/04	$1,000		$1,003
Tyco International Group SA		6.375%	6/15/05	1,000		1,026
Tyco International Group SA		4.436%	6/15/07	3,350		3,423A
Tyco International Group SA		6.375%	10/15/11	180		199
Tyco International Group SA		6.000%	11/15/13	1,020		1,101

						6,752

Special Purpose	0.8%
Deutsche Telekom International Finance BV		8.500%	6/15/10	1,300		1,558
Diageo Capital Plc		3.375%	3/20/08	2,090		2,082
Petrozuata Finance, Inc.		8.220%	4/1/17	1,090		1,074A

						4,714

Telecommunications	0.9%
Koninklijke KPN NV		8.000%	10/1/10	1,600		1,903
Telecom Italia Capital		4.000%	1/15/10	3,550		3,523A

						5,426

Total Yankee Bonds (Identified Cost—$37,816)						39,020
Preferred Stocks	0.2%
Home Ownership Funding Corporation		13.331%		6	shs	247A,F
Home Ownership Funding Corporation II		13.338%		18		740A,F

Total Preferred Stocks (Identified Cost—$1,942)						987

Total Long-Term Securities (Identified Cost—$540,704)						547,665
Investment of Proceeds From Securities Lending	25.1%
State Street Navigator Securities Lending Prime Portfolio				150,568		150,568

Total Investment of Proceeds From Securities Lending (Identified Cost—$150,568)						150,568
Short-Term Securities	7.2%

U.S. Government and Agency Obligations	0.1%
Fannie Mae		0.000%	4/1/05	$470		465E,K

Options PurchasedL	N.M.
Eurodollar Futures Call, January 2005, Strike Price $98				40M		0.4

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Intermediate Bond Portfolio—Continued

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Short-Term Securities—Continued

Repurchase Agreements	7.1%
Deutsche Bank AG 1.85%, dated 9/30/04, to be repurchased at $21,478 on 10/1/04 (Collateral: $21,512 Fannie Mae notes, 4.61%, due 10/10/13, value $22,379)				$21,477	$21,477
Goldman, Sachs & Company 1.85%, dated 9/30/04, to be repurchased at $21,001 on 10/1/04 (Collateral: $21,235 Fannie Mae notes, 3.125%, due 5/4/07, value $21,690)				21,000	21,000

					42,477

Total Short-Term Securities (Identified Cost—$42,958)					42,942
Total Investments (Identified Cost—$734,230)	123.7%				741,175
Obligation to Return Collateral for Securities Loaned	(25.1)%				(150,568)
Other Assets Less Liabilities	1.4%				8,351

Net Assets	100.0%				$598,958

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Intermediate Bond Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedL
Eurodollar Futures	December 2004	19	$22
Eurodollar Futures	March 2005	238	300
U.S. Treasury Note Futures	December 2004	16	5

			$327

Futures Contracts WrittenL
U.S. Treasury Note Futures	December 2004	153	$(49)

Options WrittenL
U.S. Treasury Note Futures Put, Strike Price $102.00	March 2004	104	$65

A	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 7.65% of net assets.
B	All or a portion of this security is on loan. See Note 4 to the financial statements.
C	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rates are the rates as of September 30, 2004.
D	Convertible bond – Security may be converted into the issuer’s common stock.
E	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
F	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
G	Stripped security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
H	Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
I	The coupon rates shown on variable rate securities are the rates at September 30, 2004. These rates vary with the weighted average coupon of the underlying loans.
J	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
K	All or a portion of this security is collateral to cover futures and option contracts.
L	Options and futures are described in more detail in the notes to financial statements.
M	Represents actual number of contracts.
N.M.	– Not meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

September 30, 2004 (Unaudited)

(Amounts in Thousands)

Western Asset Intermediate Plus Bond Portfolio

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Long-Term Securities	89.4%

Corporate Bonds and Notes	38.9%

Aerospace/Defense	0.5%
Northrop Grumman Corporation		4.079%	11/16/06	$20	$20
Raytheon Company		6.750%	8/15/07	40	44

					64

Banking and Finance	4.0%
Boeing Capital Corporation		5.750%	2/15/07	50	53
Countrywide Home Loans, Inc.		2.875%	2/15/07	60	59
Ford Motor Credit Company		2.790%	9/28/07	210	210	A
General Motors Acceptance Corporation		2.510%	1/16/07	50	50	A
General Motors Acceptance Corporation		3.080%	9/23/08	120	120	A
John Deere Capital Corporation		3.900%	1/15/08	50	51

					543

Banks	1.2%
Bank of America Corporation		2.260%	9/15/14	70	70	A
U.S. Bank NA		2.870%	2/1/07	50	50
Wachovia Corporation		3.625%	2/17/09	50	49

					169

Cable	0.7%
Comcast Cable Communications, Inc.		6.375%	1/30/06	70	73
Cox Communications, Inc.		3.875%	10/1/08	20	19

					92

Chemicals	0.5%
E.I. du Pont de Nemours and Company		4.125%	4/30/10	30	30
The Dow Chemical Company		5.750%	12/15/08	40	43

					73

Computer Services and Systems	0.4%
Electronic Data Systems Corporation		7.125%	10/15/09	50	54

Diversified Financial Services	3.2%
CIT Group Inc.		4.000%	5/8/08	50	51
Citigroup Inc.		1.880%	6/4/07	100	100	A
Citigroup Inc.		5.625%	8/27/12	50	53
General Electric Capital Corporation		1.762%	7/28/08	20	20	A
General Electric Capital Corporation		2.148%	9/15/14	150	150	A
Wells Fargo & Company		1.980%	9/15/09	60	60	A
Wells Fargo & Company		5.000%	11/15/14	10	10

					444

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Electric	3.5%
American Electric Power Company, Inc.		6.125%	5/15/06	$50	$52
Dominion Resources, Inc.		5.700%	9/17/12	50	53
DTE Energy Company		2.740%	6/1/07	30	30	A
FirstEnergy Corp.		5.500%	11/15/06	50	52
FirstEnergy Corp.		6.450%	11/15/11	50	55
General Electric Company		5.000%	2/1/13	50	51
GPU, Inc.		7.700%	12/1/05	30	32
Niagara Mohawk Power Corporation		7.750%	10/1/08	50	57
The AES Corporation		9.500%	6/1/09	50	56
The Cleveland Electric Illuminating Company		5.650%	12/15/13	40	41

					479

Energy	2.5%
Exelon Corporation		6.750%	5/1/11	60	67
Pacific Gas and Electric Company		3.600%	3/1/09	50	50
Progress Energy, Inc.		7.100%	3/1/11	70	79
Sempra Energy		2.210%	5/21/08	40	40	A
TXU Energy Co.		2.380%	1/17/06	100	100	A,B

					336

Environmental Services	0.6%
Waste Management, Inc.		6.375%	11/15/12	70	77

Food, Beverage and Tobacco	3.7%
Altria Group, Inc.		7.000%	7/15/05	90	92
Altria Group, Inc.		5.625%	11/4/08	150	153
General Mills, Inc.		5.125%	2/15/07	40	41
Kraft Foods Inc.		4.000%	10/1/08	90	91
Kraft Foods Inc.		5.625%	11/1/11	20	21
Pepsi Bottling Holdings Inc.		5.625%	2/17/09	50	54	B
Sara Lee Corporation		2.750%	6/15/08	50	49

					501

Insurance	0.5%
ACE INA Holdings Inc		8.300%	8/15/06	60	66

Investment Banking/Brokerage	4.8%
Credit Suisse First Boston USA		6.125%	11/15/11	50	54
J.P. Morgan Chase & Co.		2.160%	10/2/09	130	130	A
J.P. Morgan Chase Capital XIII		2.880%	9/30/34	30	30	A
Lehman Brothers Holdings Inc.		3.500%	8/7/08	50	50

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Investment Banking/Brokerage—Continued
Merrill Lynch & Co., Inc.		4.125%	1/15/09	$70	$70
Morgan Stanley		5.800%	4/1/07	100	106
The Bear Stearns Companies Inc.		2.875%	7/2/08	50	49
The Goldman Sachs Group, Inc.		1.980%	7/23/09	60	60	A
The Goldman Sachs Group, Inc.		2.570%	9/29/14	100	100	A

					649

Media	2.1%
AOL Time Warner Inc.		6.150%	5/1/07	50	53
AOL Time Warner Inc.		6.875%	5/1/12	20	22
Cox Enterprises, Inc.		4.375%	5/1/08	40	39	B
Liberty Media Corporation		3.380%	9/17/06	80	81	A
Turner Broadcasting System, Inc.		8.375%	7/1/13	30	36
Viacom Inc.		5.625%	5/1/07	50	53

					284

Medical Care Facilities	0.4%
HCA Inc.		8.750%	9/1/10	50	59

Oil and Gas	2.3%
Amerada Hess Corporation		7.375%	10/1/09	43	48
Anadarko Petroleum Corporation		3.250%	5/1/08	30	30
Apache Corporation		6.250%	4/15/12	50	56
ConocoPhillips		4.750%	10/15/12	50	51
Occidental Petroleum Corporation		7.650%	2/15/06	30	32
Texas Eastern Transmission Corporation		5.250%	7/15/07	50	52
XTO Energy, Inc.		7.500%	4/15/12	40	47

					316

Paper and Forest Products	0.8%
MeadWestvaco Corporation		6.850%	4/1/12	50	56
Weyerhaeuser Company		6.750%	3/15/12	50	56

					112

Pharmaceuticals	0.3%
Bristol-Myers Squibb Company		4.750%	10/1/06	40	41

Real Estate	0.4%
EOP Operating Limited Partnership		6.750%	2/15/12	50	55

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Retail	0.4%
Target Corporation		5.400%	10/1/08	$50	$53

Special Purpose	4.1%
DaimlerChrysler NA Holding Corporation		2.343%	9/10/07	70	70	A
DaimlerChrysler NA Holding Corporation		7.300%	1/15/12	90	102
Devon Financing Corporation ULC		6.875%	9/30/11	60	68
National Rural Utilities Cooperative Finance Corporation		6.000%	5/15/06	50	53
Sprint Capital Corporation		4.780%	8/17/06	50	51	C
Sprint Capital Corporation		8.375%	3/15/12	70	85
The Williams Companies, Inc. Credit-Linked Certificates		4.944%	5/1/09	55	57	A,B
Verizon Global Funding Corp.		6.875%	6/15/12	60	68

					554

Telecommunications	1.1%
BellSouth Corporation		4.200%	9/15/09	30	30
GTE Hawaiian Telephone Company, Inc.		7.000%	2/1/06	16	17
GTE Hawaiian Telephone Company, Inc.		7.375%	9/1/06	10	10
Pacific Bell		6.125%	2/15/08	50	54
Qwest Communications International Inc.		5.211%	2/15/09	40	38	A,B

					149

Telecommunications (Cellular/Wireless)	0.9%
AT&T Wireless Services Inc.		7.500%	5/1/07	30	33
AT&T Wireless Services Inc.		8.125%	5/1/12	50	60
Motorola, Inc.		4.608%	11/16/07	30	31

					124

Total Corporate Bonds and Notes (Identified Cost—$5,286)					5,294
Asset-Backed Securities	5.4%

Fixed Rate Securities	2.9%
AmeriCredit Automobile Recreation Trust 2002-B		3.780%	2/12/07	70	70
Capital Auto Receivables Asset Trust 2002-1		4.160%	7/16/07	122	123
Nissan Auto Receivables Owner Trust 2002-B		4.600%	9/17/07	200	203

					396

Indexed SecuritiesA	2.5%
Chase Credit Card Master Trust 2001-5		2.760%	2/15/07	30	30	B
Metris Master Trust 2004-1		2.091%	4/20/11	100	100

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Asset-Backed Securities—Continued

Indexed Securities—Continued
Morgan Stanley ABS Capital I 2003-NC8 A2		2.200%	9/25/33	$115	$115
Residential Asset Securities Corporation 2002-KS7		2.210%	11/25/32	93	93

					338

Total Asset-Backed Securities (Identified Cost—$738)					734
Mortgage-Backed Securities	1.8%

Fixed Rate Securities	0.5%
Washington Mutual Mortgage Securities Corporation 2004-RA1		7.000%	3/25/34	65	67

Indexed SecuritiesA	1.3%
Countrywide Home Loans 2004-20		3.626%	9/25/34	69	71
Merrill Lynch Mortgage Investors, Inc. 2004-B		2.899%	6/25/29	96	99

					170

Total Mortgage-Backed Securities (Identified Cost—$238)					237
U.S. Government and Agency Obligations	28.2%

Fixed Rate Securities	23.2%
Fannie Mae		6.250%	2/1/11	30	33
Federal Home Loan Bank		2.625%	10/16/06	100	99
Tennessee Valley Authority		5.625%	1/18/11	10	11
United States Treasury Bonds		2.375%	1/15/25	60	63
United States Treasury Notes		2.250%	2/15/07	475	470
United States Treasury Notes		2.750%	8/15/07	700	698
United States Treasury Notes		3.375%	9/15/09	1,070	1,070
United States Treasury Notes		6.500%	2/15/10	40	46
United States Treasury Notes		4.750%	5/15/14	247	260
United States Treasury Notes		4.250%	8/15/14	400	404

					3,154

Indexed SecuritiesD	5.0%
United States Treasury Inflation-Protected Security		2.000%	1/15/14	666	682

Total U.S. Government and Agency Obligations (Identified Cost—$3,848)					3,836
U.S. Government Agency Mortgage-Backed Securities	0.4%

Fixed Rate Securities	0.4%
Freddie Mac		5.000%	10/15/32	60	60

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost—$60)					60

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Yankee BondsE	9.1%

Banks	1.6%
HSBC Holdings plc		7.500%	7/15/09	$100	$115
KFW Kreditanstalt fuer Wiederaufbau		3.375%	1/23/08	70	70
The Korea Development Bank		4.250%	11/13/07	30	31

					216

Foreign Governments	3.6%
Federative Republic of Brazil		14.500%	10/15/09	40	52
Federative Republic of Brazil		10.125%	5/15/27	50	53
Republic of Bulgaria		8.250%	1/15/15	25	31	B
Republic of Bulgaria		8.250%	1/15/15	30	37
Republic of Colombia		11.750%	2/25/20	15	18
Republic of Panama		10.750%	5/15/20	15	18
Russian Federation		5.000%	3/31/30	140	135	C
United Mexican States		8.375%	1/14/11	130	152

					496

Manufacturing (Diversified)	0.8%
Tyco International Group SA		4.436%	6/15/07	50	51	B
Tyco International Group SA		6.000%	11/15/13	50	54

					105

Special Purpose	0.8%
Deutsche Telekom International Finance BV		8.250%	6/15/05	50	52
Diageo Capital Plc		3.375%	3/20/08	50	50

					102

Telecommunications	2.0%
British Telecommunications plc		7.625%	12/15/05	50	53
France Telecom SA		7.950%	3/1/06	40	43
Telecom Italia Capital		4.000%	1/15/10	80	79	B
Telefonos de Mexico SA de CV		4.500%	11/19/08	100	100

					275

Telecommunications (Cellular/Wireless)	0.3%
Vodafone Group Plc		3.950%	1/30/08	40	41

Total Yankee Bonds (Identified Cost—$1,220)					1,235

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Foreign Government Obligations	5.6%

Fixed Rate Securities	5.6%
Federal Republic of Germany		3.250%	4/17/09	450F	$560
Federal Republic of Germany		4.250%	1/4/14	160F	203

Total Foreign Government Obligations (Identified Cost—$727)					763

Total Long-Term Securities (Identified Cost—$12,117)					12,159
Short-Term Securities	14.1%

U.S. Government and Agency Obligations	N.M.
Fannie Mae		0.000%	4/1/05	$10	10	G,H

Repurchase Agreements	14.1%
Lehman Brothers, Inc. 1.86%, dated 9/30/04, to be repurchased at $1,917 on 10/1/04 (Collateral: $1,905 Federal Home Loan Bank bonds, 6%, due 4/30/19, value $2,003)				1,917	1,917

Total Short-Term Securities (Identified Cost—$1,927)					1,927
Total Investments (Identified Cost—$14,044)	103.5%				14,086
Other Assets Less Liabilities	(3.5)%				(481)

Net Assets	100.0%				$13,605

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedI
Eurodollar Futures	March 2005	2	$3
U.S. Treasury Note Futures	December 2004	1	1

			$4

Futures Contracts WrittenI
U.S. Treasury Note Futures	December 2004	2	$(0.1)

Options WrittenI
U.S. Treasury Note Futures Put, Strike Price $102.00	March 2004	2	$1

A	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rates are the rates as of September 30, 2004.
B	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 3.52% of net assets.
C	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
D	Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
E	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
F	Denominated in euro currency.
G	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
H	All or a portion of this security is collateral to cover futures and option contracts.
I	Options and futures are described in more detail in the notes to financial statements.
N.M.—Not	meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

September 30, 2004 (Unaudited)

(Amounts in Thousands)

Western Asset Core Bond Portfolio

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Long-Term Securities	74.0%

Corporate Bonds and Notes	17.3%

Aerospace/Defense	0.3%
Lockheed Martin Corporation		7.650%	5/1/16	$225	$273
Northrop Grumman Corporation		4.079%	11/16/06	2,600	2,641
Raytheon Company		6.000%	12/15/10	125	137
Raytheon Company		5.500%	11/15/12	65	68	A
Raytheon Company		5.375%	4/1/13	705	733
Systems 2001 Asset Trust		6.664%	9/15/13	3,146	3,495	B

					7,347

Banking and Finance	3.2%
Boeing Capital Corporation		7.375%	9/27/10	3,240	3,764
Ford Motor Credit Company		6.875%	2/1/06	11,410	11,940
Ford Motor Credit Company		7.375%	10/28/09	20,525	22,482
Ford Motor Credit Company		7.875%	6/15/10	7,450	8,309
Ford Motor Credit Company		7.375%	2/1/11	1,825	1,985
Ford Motor Credit Company		7.250%	10/25/11	360	389	A
General Motors Acceptance Corporation		6.125%	9/15/06	8,090	8,458
General Motors Acceptance Corporation		6.125%	2/1/07	4,800	5,043
General Motors Acceptance Corporation		7.250%	3/2/11	2,220	2,370
General Motors Acceptance Corporation		0.000%	6/15/15	13,910	6,961	C
Household Finance Corporation		7.875%	3/1/07	2,800	3,099
Household Finance Corporation		8.000%	7/15/10	690	816
Household Finance Corporation		7.000%	5/15/12	700	801
Household Finance Corporation		6.375%	11/27/12	440	487
SB Treasury Company LLC		9.400%	12/29/49	2,930	3,448	B
SLM Corporation		4.120%	4/1/09	7,620	7,649	D

					88,001

Banks	0.5%
Bank of America Corporation		5.250%	2/1/07	3,200	3,354
Bank of America Corporation		7.400%	1/15/11	1,500	1,748	A
Bank One Corporation		7.875%	8/1/10	4,500	5,311
Bank One Corporation		5.900%	11/15/11	2,000	2,141
Firstar Bank NA		7.125%	12/1/09	450	517
Wells Fargo Bank NA, San Francisco		6.450%	2/1/11	510	572

					13,643

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Cable	0.4%
Comcast Cable Communications, Inc.		6.375%	1/30/06	$2,790	$2,905
Comcast Corporation		6.500%	1/15/15	1,800	1,944
Comcast Corporation		7.050%	3/15/33	3,130	3,434
Continental Cablevision, Inc.		9.000%	9/1/08	2,200	2,579
Cox Communications, Inc.		7.875%	8/15/09	640	714
Cox Communications, Inc.		7.125%	10/1/12	10	11
Cox Communications, Inc.		4.625%	6/1/13	10	9
Cox Communications, Inc.		5.500%	10/1/15	230	219

					11,815

Computer Services and Systems	0.2%
Electronic Data Systems Corporation		7.125%	10/15/09	4,255	4,570	A

Diversified Financial Services	0.1%
U.S. Bancorp		3.125%	3/15/08	1,300	1,280
Wells Fargo & Company		5.000%	11/15/14	180	182

					1,462

Electric	0.7%
Dominion Resources, Inc.		4.125%	2/15/08	950	962
Dominion Resources, Inc.		5.125%	12/15/09	50	52	A
Dominion Resources, Inc.		5.700%	9/17/12	2,350	2,471	A
FirstEnergy Corp.		5.500%	11/15/06	6,290	6,547
FirstEnergy Corp.		6.450%	11/15/11	340	371
FirstEnergy Corp.		7.375%	11/15/31	6,650	7,469
The Cleveland Electric Illuminating Company		5.650%	12/15/13	280	290
The Detroit Edison Company		6.125%	10/1/10	920	1,009

					19,171

Energy	0.7%
Duke Energy Corporation		5.625%	11/30/12	1,880	1,971	A
Pacific Gas and Electric Company		6.050%	3/1/34	3,090	3,145
Progress Energy, Inc.		7.100%	3/1/11	3,170	3,579
TXU Corp.		6.375%	6/15/06	8,380	8,810
TXU Energy Co.		2.380%	1/17/06	1,640	1,644	B,D

					19,149

Environmental Services	0.5%
Waste Management, Inc.		7.000%	10/1/04	290	290
Waste Management, Inc.		7.125%	10/1/07	1,330	1,467
Waste Management, Inc.		6.875%	5/15/09	2,000	2,234

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Environmental Services—Continued
Waste Management, Inc.		6.375%	11/15/12	$2,530	$2,797
Waste Management, Inc.		7.125%	12/15/17	6,000	6,893
Waste Management, Inc.		7.375%	5/15/29	1,220	1,401

					15,082

Food, Beverage and Tobacco	0.6%
Altria Group, Inc.		7.000%	11/4/13	4,655	4,857
Altria Group, Inc.		7.750%	1/15/27	2,500	2,641
Nabisco Incorporated		6.375%	2/1/05	4,250	4,294
R.J. Reynolds Tobacco Holdings, Inc.		7.875%	5/15/09	3,240	3,353

					15,145

Gas and Pipeline Utilities	1.2%
Dynegy Holdings Inc.		8.750%	2/15/12	11,260	11,710	A
Southern Natural Gas Company		8.000%	3/1/32	7,390	7,630
Tennessee Gas Pipeline Company		8.375%	6/15/32	1,110	1,188
The Williams Companies, Inc.		8.125%	3/15/12	3,730	4,299	A
The Williams Companies, Inc.		7.500%	1/15/31	5,000	5,025	A
The Williams Companies, Inc.		8.750%	3/15/32	3,240	3,621

					33,473

Health Care	0.4%
Tenet Healthcare Corporation		6.375%	12/1/11	2,500	2,244
Tenet Healthcare Corporation		7.375%	2/1/13	9,462	8,894	A

					11,138

Insurance	0.1%
Loews Corporation		7.000%	10/15/23	3,000	3,045

Investment Banking/Brokerage	0.8%
Credit Suisse First Boston USA		4.625%	1/15/08	1,650	1,704
J.P. Morgan & Co. Incorporated		4.560%	2/15/12	2,000	2,160	D
J.P. Morgan Chase & Co.		5.750%	1/2/13	3,270	3,482	A
Lehman Brothers Holdings Inc.		1.750%	4/20/07	5,470	5,470	D
Merrill Lynch & Co., Inc.		3.375%	9/14/07	2,120	2,119
Morgan Stanley		5.300%	3/1/13	3,380	3,464
The Goldman Sachs Group, Inc.		4.750%	7/15/13	4,370	4,288	A

					22,687

Investment Management	0.4%
Dryden Investor Trust		7.157%	7/23/08	10,697	11,453

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Media	2.0%
AOL Time Warner Inc.		6.875%	5/1/12	$8,270	$9,227
AOL Time Warner Inc.		7.625%	4/15/31	1,350	1,554
AOL Time Warner Inc.		7.700%	5/1/32	13,960	16,232
Liberty Media Corporation		3.380%	9/17/06	24,060	24,318	A,D
Liberty Media Corporation		3.750%	2/15/30	290	192	E
Time Warner Inc.		6.950%	1/15/28	2,500	2,668
Viacom Inc.		5.625%	8/15/12	1,240	1,300	A

					55,491

Medical Care Facilities	0.8%
HCA Inc.		5.750%	3/15/14	21,360	21,175

Oil and Gas	1.1%
Apache Corporation		6.250%	4/15/12	1,170	1,311
Conoco Inc.		6.950%	4/15/29	8,320	9,600
ConocoPhillips		4.750%	10/15/12	2,170	2,200
Devon Energy Corporation		7.950%	4/15/32	3,605	4,472	A
El Paso Corporation		0.000%	2/28/21	4,950	2,524	C,E
El Paso Corporation		7.800%	8/1/31	140	123
El Paso Natural Gas Company		8.375%	6/15/32	3,610	3,809
Sonat Inc.		7.625%	7/15/11	5,000	4,925	A
XTO Energy, Inc.		7.500%	4/15/12	2,090	2,455

					31,419

Paper and Forest Products	N.M.
International Paper Company		5.500%	1/15/14	675	691

Pharmaceuticals	0.2%
Bristol-Myers Squibb Company		5.750%	10/1/11	3,790	4,064
Merck & Co., Inc.		6.750%	9/19/05	1,000	1,042

					5,106

Photo Equipment and Supplies	0.5%
Eastman Kodak Company		3.625%	5/15/08	13,000	12,733
Eastman Kodak Company		7.250%	11/15/13	710	783	A

					13,516

Real Estate	N.M.
Socgen Real Estate Co. LLC		7.640%	12/29/49	260	289	B

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Bond Portfolio—Continued

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Retail	0.2%
Target Corporation		4.000%	6/15/13	$4,445	$4,251	A
Wal-Mart Stores, Inc.		5.450%	8/1/06	150	157
Wal-Mart Stores, Inc.		4.125%	2/15/11	2,210	2,213

					6,621

Special Purpose	1.8%
Anadarko Finance Company		6.750%	5/1/11	1,590	1,801	A
DaimlerChrysler NA Holding Corporation		4.050%	6/4/08	3,490	3,521	A
Devon Financing Corporation ULC		6.875%	9/30/11	1,330	1,501
Patrons’ Legacy 2003 IV		5.775%	1/23/17	5,100	5,182	B
Sprint Capital Corporation		6.000%	1/15/07	22,760	24,092
Sprint Capital Corporation		8.375%	3/15/12	5,445	6,594
Texaco Capital Inc.		5.500%	1/15/09	1,000	1,070
Unilever Capital Corporation		7.125%	11/1/10	1,730	2,003
Verizon Global Funding Corp.		7.250%	12/1/10	1,720	1,983
Verizon Global Funding Corp.		6.875%	6/15/12	1,290	1,462	A
Verizon Global Funding Corp.		7.375%	9/1/12	1,275	1,489	A

					50,698

Telecommunications	N.M.
GTE Hawaiian Telephone Company, Inc.		7.375%	9/1/06	700	729

Transportation	0.6%
Continental Airlines, Inc.		6.545%	2/2/19	1,012	976
Delta Air Lines, Inc.		6.619%	3/18/11	499	454
Delta Air Lines, Inc.		7.111%	9/18/11	500	449	A
Delta Air Lines, Inc.		6.718%	1/2/23	4,526	4,652
Southwest Airlines Co.		5.496%	11/1/06	9,000	9,306
United Airlines, Inc.		7.783%	1/1/14	2,539	2,085

					17,922

Total Corporate Bonds and Notes (Identified Cost—$461,701)					480,838
Asset-Backed Securities	3.5%

Fixed Rate Securities	0.8%
Advanta Mortgage Loan Trust 1999-3		7.590%	6/25/14	405	429
Conseco Finance Securitizations Corp. 2000-5		7.960%	2/1/32	4,700	4,232
Equity One ABS, Inc. 2003-3		4.995%	12/25/33	8,200	8,246
Green Tree Financial Corporation 1996-5		8.100%	7/15/27	1,072	268

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Asset-Backed Securities—Continued

Fixed Rate Securities—Continued
Green Tree Home Improvement Loan Trust 1997-D		7.450%	9/15/28	$1,700	$1,703
Irwin Home Equity Loan Trust 2001-1		7.100%	9/25/31	6,537	6,697	G

					21,575

Indexed SecuritiesD	2.7%
ACE Securities Corp. Home Equity Loan Trust, 2001-AQ1		2.100%	4/25/31	69	69
Aesop Funding II LLC 2003-4A		2.041%	8/20/07	13,900	13,907	B
Amortizing Residential Collateral Trust 2002-BC1M		2.120%	1/1/32	735	735
Argent NIM Trust 2003-N1		2.110%	8/25/08	1,803	1,803	B
Asset Backed Funding Certificates 2002-SB1		2.270%	12/25/30	3,422	3,432
Bayview Financial Aquisition Trust 2001-DA		2.220%	11/25/31	2,345	2,346	B
Bayview Financial Aquisition Trust 2002-CA		2.170%	5/25/32	2,969	2,965	B
CDC Mortgage Capital Trust 2002-HE1		2.150%	1/25/33	2,716	2,719
Centex Home Equity 2000-C		2.080%	10/25/30	194	194
Centex Home Equity 2002-D		2.280%	12/25/32	2,843	2,849
Chase Funding Mortgage Loan Asset-Backed Certificates 2000-2		2.120%	5/25/30	56	56
CIT Group Home Equity Loan Trust 2002-1		2.130%	3/25/33	2,593	2,594
Countrywide Asset-Backed Certificates 2001-BC2		2.090%	7/25/31	253	254
Countrywide Asset-Backed Certificates 2003-BC3		2.150%	9/25/33	11,779	11,793
Fleet Home Equity Loan Trust 2003-1		2.061%	1/20/33	8,620	8,620
Household Home Equity Loan Trust 2002-4A		2.361%	10/20/32	1,976	1,980
Long Beach Mortgage Loan Trust 2000-1		2.080%	1/21/31	769	771
New Century Home Equity Loan Trust 2001-NC1		2.101%	6/20/31	2,212	2,213
Option One Mortgage Securities Corp. NIM Trust 2003-1		2.230%	1/26/10	707	707	B
Provident Bank Home Equity Loan Trust 1999-3		2.230%	1/25/31	2,357	2,358
Residential Asset Mortgage Products, Inc. 2000-RS3		2.130%	9/25/30	78	78
Residential Asset Mortgage Products, Inc. 2003-RS2		2.180%	3/25/33	1,683	1,686
Residential Asset Securities Corporation 2001-KS2		2.070%	6/25/31	1,617	1,620
Residential Asset Securities Corporation 2001-KS3		2.070%	9/25/31	743	743
Structured Asset Investment Loan Trust 2003-BC5		1.960%	6/25/33	263	263
William Street Funding Corporation 2003-1		1.950%	4/23/06	7,400	7,408	B

					74,163

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Asset-Backed Securities—Continued

Stripped Securities	N.M.
Bayview Financial Acquisition Trust 2002-FA		7.000%	6/25/05	$178	$5	B,G1
Diversified REIT Trust 1999-1A		0.535%	3/18/11	98,304	1,843	G1

					1,848

Total Asset-Backed Securities (Identified Cost—$95,687)					97,586
Mortgage-Backed Securities	6.3%

Fixed Rate Securities	4.2%
Asset Securitization Corporation 1996-D2		6.920%	2/14/29	5,464	5,702
Criimi Mae Commercial Mortgage Trust 1998-C1		7.000%	6/2/33	7,838	8,387	B
Deutsche Mortgage and Asset Receiving Corporation 1998-C1		6.538%	6/15/31	13,085	14,106
Merrill Lynch Mortgage Investors, Inc. 1996-C2		6.960%	11/21/28	734	775
Nomura Asset Securities Corporation 1996-MD5		7.120%	4/13/39	5,500	5,825
Nomura Asset Securities Corporation 1996-MD5A		7.070%	4/13/39	1,012	1,046
Residential Asset Securitization Trust 2003-A14		4.750%	2/25/19	80,302	80,167
Washington Mutual 2002-S8		5.750%	1/25/33	1,590	1,592

					117,600

Indexed SecuritiesD	2.0%
Chevy Chase Mortgage Funding Corporation 2003-2A		2.220%	5/25/34	12,154	12,173	B
Credit Suisse First Boston Mortgage 2003-NP6		2.740%	8/25/32	767	767	B
Credit-Based Asset Servicing and Securitization 2001-CB2		2.130%	8/25/33	2,150	2,153
Granite Mortgages PLC 2003-1		1.820%	1/20/20	7,550	7,552
Impac Mortgage Trust 2003-7 A		2.160%	8/25/33	6,990	7,001
Medallion Trust 2000-1G		1.820%	7/12/31	299	300
Medallion Trust 2000-2G		2.110%	12/18/31	2,116	2,117
Medallion Trust 2003-1G		2.100%	12/21/33	5,127	5,132
MLCC Mortgage Investors, Inc. 2003-B		2.180%	4/25/28	12,226	12,268
Morgan Stanley Capital I 2003 XLF A-1		1.940%	7/15/17	5,977	5,977	B

					55,440

Stripped Securities	0.1%
FFCA Secured Lending Corporation 1999-1A		1.680%	9/18/25	11,846	524	B,G1
LB-UBS Commercial Mortgage Trust 2001-C3		1.208%	6/15/36	19,420	992	B,G1
Structured Mortgage Asset Residential Trust 1991-8		0.070%	1/25/23	993	1	G1

					1,517

Total Mortgage-Backed Securities (Identified Cost—$174,191)					174,557

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
U.S. Government and Agency Obligations	24.5%

Fixed Rate Securities	14.9%
Freddie Mac		7.250%	2/15/07	$100	$110
Tennessee Valley Authority		6.750%	11/1/25	2,560	3,031
Tennessee Valley Authority		7.125%	5/1/30	2,450	3,032	A
United States Treasury Bonds		7.500%	11/15/16	1,490	1,915	A
United States Treasury Bonds		8.000%	11/15/21	13,860	19,051	A
United States Treasury Bonds		7.250%	8/15/22	13,010	16,751	A
United States Treasury Bonds		6.250%	8/15/23	1,980	2,312	A
United States Treasury Bonds		2.375%	1/15/25	5,788	6,030	A
United States Treasury Bonds		5.250%	11/15/28	7,760	8,071	A
United States Treasury Bonds		5.375%	2/15/31	11,640	12,469	A
United States Treasury Notes		1.250%	5/31/05	480	477	A
United States Treasury Notes		1.500%	7/31/05	5,430	5,402	A
United States Treasury Notes		1.500%	3/31/06	3,940	3,889	A
United States Treasury Notes		2.750%	6/30/06	10,360	10,403	A
United States Treasury Notes		2.250%	2/15/07	6,480	6,411	A
United States Treasury Notes		3.125%	5/15/07	8,480	8,552	A
United States Treasury Notes		2.750%	8/15/07	2,530	2,523	A
United States Treasury Notes		3.250%	8/15/08	12,000	12,057	A
United States Treasury Notes		3.125%	10/15/08	12,680	12,661	A
United States Treasury Notes		3.375%	11/15/08	3,330	3,353	A
United States Treasury Notes		3.000%	2/15/09	7,070	6,999	A
United States Treasury Notes		2.625%	3/15/09	10,510	10,231	A
United States Treasury Notes		4.000%	6/15/09	72,160	74,263	A
United States Treasury Notes		3.625%	7/15/09	41,010	41,507	A
United States Treasury Notes		3.500%	8/15/09	99,230	99,831	A
United States Treasury Notes		3.375%	9/15/09	12,390	12,392	A
United States Treasury Notes		4.250%	11/15/13	17,090	17,310	A
United States Treasury Notes		4.250%	8/15/14	13,215	13,353	A

					414,386

Indexed SecuritiesH	9.6%
United States Treasury Inflation-Protected Security		3.375%	1/15/07	104,427	111,569	A
United States Treasury Inflation-Protected Security		3.875%	1/15/09	20,974	23,611	A
United States Treasury Inflation-Protected Security		4.250%	1/15/10	73,245	85,006	A
United States Treasury Inflation-Protected Security		3.375%	1/15/12	7,467	8,461	A
United States Treasury Inflation-Protected Security		1.875%	7/15/13	14,263	14,505	A
United States Treasury Inflation-Protected Security		2.000%	1/15/14	4,541	4,650	A
United States Treasury Inflation-Protected Security		3.625%	4/15/28	13,901	17,638	A

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Bond Portfolio—Continued

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
U.S. Government and Agency Obligations—Continued

Indexed Securities—Continued
United States Treasury Inflation-Protected Security		3.875%	4/15/29	$841	$1,116

					266,556

Stripped Securities	N.M.
United States Treasury Bonds		0.000%	8/15/27	1,630	496	A,G2

Total U.S. Government and Agency Obligations (Identified Cost—$675,020)					681,438
U.S. Government Agency Mortgage-Backed Securities	17.2%

Fixed Rate Securities	17.2%
Fannie Mae		7.000%	9/1/07 to 2/1/33	19,599	20,795
Fannie Mae		8.000%	5/1/15	78	84
Fannie Mae		6.000%	11/1/16 to 2/1/32	4,244	4,435
Fannie Mae		5.500%	4/1/18	2,558	2,650
Fannie Mae		4.500%	7/1/18	6,074	6,071
Fannie Mae		7.500%	6/1/25 to 7/1/29	1,537	1,651
Fannie Mae		6.500%	7/1/28 to 5/1/32	10,380	10,905
Freddie Mac		7.500%	4/1/06	2	2
Freddie Mac		9.750%	7/1/08	41	44
Freddie Mac		5.500%	12/1/13 to 6/1/33	12,163	12,376
Freddie Mac		9.300%	4/15/19	254	255
Freddie Mac		6.000%	10/1/19	1,700	1,780	I
Freddie Mac		7.000%	4/1/24 to 5/1/32	7,451	7,915
Freddie Mac		6.000%	2/1/29 to 5/1/29	309	320
Freddie Mac		6.500%	6/1/32	172	181
Freddie Mac		5.000%	6/1/33 to 8/1/33	55,006	54,641
Government National Mortgage Association		10.000%	11/15/09	1	1
Government National Mortgage Association		8.000%	10/15/16 to 7/15/17	364	401
Government National Mortgage Association		7.500%	10/15/22 to 8/15/32	866	934
Government National Mortgage Association		7.000%	6/15/23 to 5/15/32	945	1,008
Government National Mortgage Association		6.500%	10/15/23 to 3/15/33	49,971	52,793

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
U.S. Government Agency Mortgage- Backed Securities—Continued

Fixed Rate Securities—Continued
Government National Mortgage Association		6.000%	11/15/28 to 5/15/33	$22,486	$23,348
Government National Mortgage Association		5.500%	1/15/33	410	418
Government National Mortgage Association		5.000%	10/1/34	46,865	46,601	I
Government National Mortgage Association		5.500%	10/1/34	108,800	110,636	I
Government National Mortgage Association		6.000%	10/1/34	113,890	118,019	J

					478,264

Stripped Securities	N.M.
Fannie Mae		9.500%	2/1/17	26	5	G1
Fannie Mae		1,009.250%	8/25/21	1	20	G1
Fannie Mae		0.000%	5/25/22	261	236	G2
Financing Corporation		0.000%	4/5/19	1,150	536	G2
Freddie Mac		10.000%	3/1/21	199	43	G1
Freddie Mac		0.000%	7/15/22	31	31	G2

					871

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost—$478,149)					479,135
Yankee BondsJ	5.0%

Banks	0.1%
Royal Bank of Scotland Group plc		8.817%	3/31/49	870	897
The Korea Development Bank		4.250%	11/13/07	1,545	1,573

					2,470

Cable	0.2%
Rogers Cable Inc.		5.500%	3/15/14	4,340	3,993	A

Electric	N.M.
Hydro-Quebec		6.300%	5/11/11	570	639	A

Energy	N.M.
Korea Electric Power Corporation		8.250%	3/15/05	1,050	1,077

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Bond Portfolio—Continued

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Yankee BondsK—Continued

Foreign Governments	2.1%
Quebec Province		5.500%	4/11/06	$200	$209
Russian Federation		5.000%	3/31/30	27,610	26,558	F
United Mexican States		8.375%	1/14/11	4,590	5,382
United Mexican States		7.500%	4/8/33	25,127	26,408

					58,557

Insurance	0.1%
Atlas Reinsurance PLC		3.953%	1/7/05	250	251	B,D
Korea Deposit Insurance Corp.		2.500%	12/11/05	2,400	2,655	E

					2,906

Manufacturing (Diversified)	1.8%
Tyco International Group SA		5.875%	11/1/04	900	902
Tyco International Group SA		6.375%	2/15/06	16,600	17,354
Tyco International Group SA		5.800%	8/1/06	10,250	10,734
Tyco International Group SA		6.750%	2/15/11	430	484
Tyco International Group SA		6.375%	10/15/11	1,230	1,360
Tyco International Group SA		7.000%	6/15/28	3,070	3,464
Tyco International Group SA		6.875%	1/15/29	14,780	16,563	A

					50,861

Oil and Gas	0.1%
YPF Sociedad Anonima		7.750%	8/27/07	3,250	3,486

Special Purpose	0.4%
Conoco Funding Company		7.250%	10/15/31	350	419
CVRD Finance LTD.		2.250%	10/15/07	2,282	2,273	B,D
HSBC Capital Funding LP		4.610%	12/29/49	1,630	1,566	B
Petronas Capital Ltd.		7.875%	5/22/22	1,340	1,604	B
Petrozuata Finance, Inc.		8.220%	4/1/17	3,950	3,891	B

					9,753

Telecommunications	0.2%
British Telecommunications plc		8.375%	12/15/10	1,755	2,116
Telecom Italia S.p.A.		5.250%	11/15/13	965	983	B
Telecom Italia S.p.A.		4.950%	9/30/14	2,570	2,539	B

					5,638

Total Yankee Bonds (Identified Cost—$131,890)					139,380

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE
Preferred Stocks	0.2%
Home Ownership Funding Corporation		13.331%		56	shs	$2,292	B,F
Home Ownership Funding Corporation II		13.338%		50		2,057	B,F

Total Preferred Stocks (Identified Cost—$9,045)						4,349

Total Long-Term Securities (Identified Cost—$2,025,683)						2,057,283
Investment of Proceeds From Securities Lending	24.2%
State Street Navigator Securities Lending Prime Portfolio				673,075		673,075

Total Investment of Proceeds From Securities Lending (Identified Cost—$673,075)						673,075
Short-Term Securities	35.2%

Corporate Bonds and Notes	0.3%
Altria Group, Inc.		2.362%	10/22/04	$6,600		6,600	D

U.S. Government and Agency Obligations	11.3%
Fannie Mae		0.000%	11/10/04	27,760		27,706	C
Fannie Mae		0.000%	11/12/04	27,760		27,703	C
Fannie Mae		0.000%	11/17/04	27,760		27,695	C
Fannie Mae		0.000%	11/24/04	27,760		27,685	C
Fannie Mae		0.000%	11/29/04	27,760		27,678	C
Fannie Mae		0.000%	11/30/04	27,760		27,676	C
Fannie Mae		0.000%	4/1/05	10,090		9,988	C,L
Federal Home Loan Bank		0.000%	10/22/04	27,760		27,732	C
Federal Home Loan Bank		0.000%	10/27/04	27,760		27,725	C
Freddie Mac		0.000%	10/26/04	27,760		27,726	C
Freddie Mac		0.000%	11/7/04	27,760		27,668	C
Freddie Mac		0.000%	11/30/04	27,760		27,678	C

						314,660

Options PurchasedL	N.M.
Eurodollar Futures Call, January 2005, Strike Price $96.50				67	M	66
Eurodollar Futures Put, April 2005, Strike Price $97.50				188	M	89
Eurodollar Futures Put, April 2005, Strike Price $97.75				847	M	746

						901

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Short-Term Securities—Continued

Repurchase Agreements	23.6%
Deutsche Bank AG 1.85%, dated 9/30/04, to be repurchased at $363,050 on 10/1/04 (Collateral: $118,596 Fannie Mae notes, 4.61%, due 10/10/13, value $123,380; $250,000 Federal Home Loan Bank bonds, 2.50%, due 4/11/06, value $249,619)				$363,031	$363,031
Goldman, Sachs & Company 1.85%, dated 9/30/04, to be repurchased at $292,320 on 10/1/04 (Collateral: $299,280 Federal Home Loan Bank bonds, 2.375%, due 4/5/06, value $298,177)				292,305	292,305

					655,336

Total Short-Term Securities (Identified Cost—$977,308)					977,497
Total Investments (Identified Cost—$3,676,066)	133.4%				3,707,855
Obligation to Return Collateral for Securities Loaned	(24.2)%				(673,075)
Other Assets Less Liabilities	(9.2)%				(255,127)

Net Assets	100.0%				$2,779,653

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedL
Eurodollar Futures	March 2005	311	$(2)
Eurodollar Futures	September 2005	1,170	(98)
U.S. Treasury Note Futures	December 2004	1,781	(746)
U.S. Treasury Note Futures	December 2004	1,293	(134)
U.S. Treasury Note Futures	December 2004	1,696	(786)

			$(1,766)

Options WrittenL
Eurodollar Futures Call, Strike Price $96.75	October 2004	82	$(40)
Eurodollar Futures Put, Strike Price $96.50	January 2005	63	(3)
Goldman Sachs Swaption Call, Strike Price $4.935	January 2005	30,300,000	428
U.S. Treasury Note Futures Call, Strike Price $112.00	December 2004	844	(457)
U.S. Treasury Note Futures Call, Strike Price $113.00	December 2004	800	(183)
U.S. Treasury Note Futures Call, Strike Price $114.00	December 2004	741	57

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Bond Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Options WrittenL—Continued
U.S. Treasury Note Futures Call, Strike Price $114.00	March 2005	315	$14
U.S. Treasury Note Futures Call, Strike Price $116.00	March 2005	251	67
U.S. Treasury Note Futures Put, Strike Price $110.50	November 2004	6	(1)
U.S. Treasury Note Futures Put, Strike Price $106.00	December 2004	561	391
U.S. Treasury Note Futures Put, Strike Price $108.00	December 2004	122	53
U.S. Treasury Note Futures Put, Strike Price $109.00	December 2004	579	298
U.S. Treasury Note Futures Put, Strike Price $109.00	December 2004	124	42
U.S. Treasury Bond Futures Put, Strike Price $109.00	December 2004	867	52
U.S. Treasury Note Futures Put, Strike Price $110.00	December 2004	220	(22)
U.S. Treasury Note Futures Put, Strike Price $112.00	December 2004	356	(90)
U.S. Treasury Note Futures Put, Strike Price $102.00	March 2005	184	99
U.S. Treasury Note Futures Put, Strike Price $109.00	March 2005	379	(58)

			$647

A	All or a portion of this security is on loan. See Note 4 to the financial statements.
B	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 7.14% of net assets.
C	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
D	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rates are the rates as of September 30, 2004.
E	Convertible security – Security may be converted into the issuer’s common stock.
F	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
G	Stripped security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
H	Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
I	When-issued security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
J	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
K	All or a portion of this security is collateral to cover futures and options contracts.
L	Options and futures are described in more detail in the notes to financial statements.
M	Represents actual number of contracts.
N.M.—Not	meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

September 30, 2004 (Unaudited)

(Amounts in Thousands)

Western Asset Core Plus Bond Portfolio

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Long-Term Securities	73.0%

Corporate Bonds and Notes	15.1%

Aerospace/Defense	0.3%
L-3 Communications Corp.		7.625%	6/15/12	$912	$1,003	A
Lockheed Martin Corporation		7.650%	5/1/16	1,575	1,912
Lockheed Martin Corporation		8.500%	12/1/29	20	26	A
Northrop Grumman Corporation		4.079%	11/16/06	3,580	3,637
Raytheon Company		6.750%	8/15/07	25	27
Raytheon Company		6.000%	12/15/10	160	175
Raytheon Company		5.500%	11/15/12	75	79	A
Raytheon Company		5.375%	4/1/13	875	910
Systems 2001 Asset Trust		6.664%	9/15/13	3,034	3,371	B

					11,140

Auto and Automotive Parts	N.M.
Cummins Inc.		7.125%	3/1/28	545	545

Banking and Finance	1.9%
Boeing Capital Corporation		5.800%	1/15/13	2,030	2,178
Ford Motor Credit Company		6.875%	2/1/06	800	837	A
Ford Motor Credit Company		7.375%	10/28/09	26,330	28,840
Ford Motor Credit Company		7.875%	6/15/10	4,200	4,685
Ford Motor Credit Company		7.375%	2/1/11	7,985	8,684
Ford Motor Credit Company		7.250%	10/25/11	5,760	6,233
Ford Motor Credit Company		7.000%	10/1/13	70	74	A
General Motors Acceptance Corporation		6.750%	1/15/06	3,730	3,891
General Motors Acceptance Corporation		6.125%	9/15/06	10	10
General Motors Acceptance Corporation		4.375%	12/10/07	20	20
General Motors Acceptance Corporation		7.750%	1/19/10	110	121
General Motors Acceptance Corporation		7.250%	3/2/11	1,400	1,495	A
Household Finance Corporation		7.200%	7/15/06	3,750	4,019
Household Finance Corporation		6.400%	6/17/08	20	22	A
Household Finance Corporation		6.500%	11/15/08	40	44
Household Finance Corporation		8.000%	7/15/10	70	83
Household Finance Corporation		6.375%	8/1/10	1,000	1,099
Household Finance Corporation		7.000%	5/15/12	160	183
Household Finance Corporation		6.375%	11/27/12	520	576
John Deere Capital Corporation		7.000%	3/15/12	80	92
SB Treasury Company LLC		9.400%	12/29/49	360	424	B
SLM Corporation		4.120%	4/1/09	10,680	10,720	C
Toyota Motor Credit Corporation		2.800%	1/18/06	150	150

					74,480

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Banks	0.3%
Bank of America Corporation		5.250%	2/1/07	$400	$419
Bank of America Corporation		7.400%	1/15/11	3,090	3,601
Bank One Corporation		4.125%	9/1/07	2,780	2,841
Bank One Corporation		6.000%	8/1/08	150	162
Bank One Corporation		5.900%	11/15/11	2,000	2,141
Firstar Bank NA		7.125%	12/1/09	350	402
Wells Fargo Bank NA, San Francisco		6.450%	2/1/11	1,600	1,794

					11,360

Cable	0.5%
Comcast Cable Communications, Inc.		6.375%	1/30/06	3,550	3,697
Comcast Cable Communications, Inc.		6.750%	1/30/11	680	754
Comcast Corporation		6.500%	1/15/15	1,970	2,128
Comcast Corporation		7.050%	3/15/33	6,530	7,163
Continental Cablevision, Inc.		9.000%	9/1/08	1,060	1,243
Cox Communications, Inc.		7.125%	10/1/12	1,750	1,899
Cox Communications, Inc.		4.625%	6/1/13	710	654
CSC Holdings Inc.		7.625%	4/1/11	280	295
CSC Holdings Inc.		6.750%	4/15/12	500	501	B
CSC Holdings Inc.		7.875%	2/15/18	260	269

					18,603

Casino Resorts	0.1%
MGM MIRAGE		9.750%	6/1/07	795	883
MGM MIRAGE		8.500%	9/15/10	289	328	A
MGM MIRAGE		6.750%	9/1/12	1,190	1,232	B
Park Place Entertainment Corporation		8.125%	5/15/11	1,065	1,230	A
Station Casinos, Inc.		6.000%	4/1/12	1,420	1,456	A

					5,129

Chemicals	0.1%
FMC Corporation		10.250%	11/1/09	295	344
IMC Global Inc.		10.875%	6/1/08	615	745
IMC Global Inc.		11.250%	6/1/11	132	156
IMC Global Inc.		10.875%	8/1/13	460	581	A
MacDermid, Incorporated		9.125%	7/15/11	1,067	1,190
Millennium America Inc.		7.000%	11/15/06	880	913
Westlake Chemical Corporation		8.750%	7/15/11	232	261

					4,190

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Plus Bond Portfolio—Continued

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Computer Services and Systems	0.2%
Electronic Data Systems Corporation		7.125%	10/15/09	$8,255	$8,867	A
International Business Machines Corporation		4.750%	11/29/12	40	41

					8,908

Containers and Packaging	N.M.
Ball Corporation		6.875%	12/15/12	1,109	1,181

Diversified Financial Services	0.6%
CIT Group Inc.		6.500%	2/7/06	40	42
CIT Group Inc.		5.750%	9/25/07	80	85
Citigroup Inc.		5.000%	3/6/07	500	522
Citigroup Inc.		4.250%	7/29/09	2,850	2,898
Citigroup Inc.		6.000%	2/21/12	150	165
General Electric Capital Corporation		5.450%	1/15/13	11,915	12,623	A
IBJ Preferred Capital Corp. LLC		8.790%	12/29/49	3,380	3,864	B
Philip Morris Capital Corporation		7.500%	7/16/09	190	200
U.S. Bancorp		3.125%	3/15/08	1,610	1,585	A
Wells Fargo & Company		1.960%	6/12/06	50	50	A,C
Wells Fargo & Company		5.000%	11/15/14	1,150	1,168	A

					23,202

Diversified Services	N.M.
SPX Corporation		7.500%	1/1/13	954	970	A

Electric	1.6%
Dominion Resources, Inc.		4.125%	2/15/08	460	466
Dominion Resources, Inc.		5.125%	12/15/09	1,260	1,305
Dominion Resources, Inc.		5.700%	9/17/12	3,810	4,006
FirstEnergy Corp.		5.500%	11/15/06	6,840	7,120
FirstEnergy Corp.		6.450%	11/15/11	1,640	1,789	A
FirstEnergy Corp.		7.375%	11/15/31	11,345	12,741
General Electric Company		5.000%	2/1/13	920	946
Nevada Power Company		6.500%	4/15/12	1,060	1,095	B
Niagara Mohawk Power Corporation		7.750%	10/1/08	500	569
Oncor Electric Delivery Company		6.375%	1/15/15	685	756	A
Orion Power Holdings, Inc.		12.000%	5/1/10	1,047	1,309
The AES Corporation		10.000%	7/15/05	476	484	B
The AES Corporation		9.500%	6/1/09	2,736	3,058
The AES Corporation		9.375%	9/15/10	2,494	2,809
The AES Corporation		8.750%	5/15/13	15,838	17,857	B

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Electric—Continued
The AES Corporation		9.000%	5/15/15	$4,700	$5,299	B
The Cleveland Electric Illuminating Company		5.650%	12/15/13	1,495	1,547
The Detroit Edison Company		5.200%	10/15/12	10	10

					63,166

Energy	0.8%
Calpine Corporation		7.625%	4/15/06	490	453
Calpine Corporation		7.750%	4/15/09	38	24
Calpine Corporation		8.625%	8/15/10	180	117
Calpine Corporation		8.500%	2/15/11	8,429	5,395
Calpine Corporation		8.750%	7/15/13	3,430	2,590	B
Calpine Generating Co. LLC		11.500%	4/1/11	960	840	B
Duke Energy Corporation		5.625%	11/30/12	2,010	2,107
MidAmerican Energy Holdings Company		5.875%	10/1/12	30	32
Pacific Gas and Electric Company		6.050%	3/1/34	4,300	4,376
Peabody Energy Corporation		5.875%	4/15/16	880	869	A
Peabody Energy Corporation		6.875%	3/15/13	860	929	A
PG&E Corporation		6.875%	7/15/08	1,910	2,068
Progress Energy, Inc.		7.100%	3/1/11	110	124	A
TXU Corp.		6.375%	6/15/06	9,795	10,298
TXU Energy Co.		2.380%	1/17/06	2,570	2,576	B,C
TXU Energy Co.		7.000%	3/15/13	10	11

					32,809

Environmental Services	0.7%
Allied Waste North America Incorporated		8.875%	4/1/08	882	957
Allied Waste North America Incorporated		8.500%	12/1/08	375	407
Safety-Kleen Corp.		9.250%	5/15/09	85	5	D
Waste Management, Inc.		7.000%	10/1/04	120	120
Waste Management, Inc.		7.000%	10/15/06	2,545	2,729
Waste Management, Inc.		7.125%	10/1/07	1,060	1,169
Waste Management, Inc.		6.875%	5/15/09	8,000	8,934
Waste Management, Inc.		7.375%	8/1/10	6,055	6,989
Waste Management, Inc.		7.125%	12/15/17	500	575
Waste Management, Inc.		7.000%	7/15/28	3,010	3,331
Waste Management, Inc.		7.375%	5/15/29	80	92
Waste Management, Inc.		7.750%	5/15/32	750	910

					26,218

Food, Beverage and Tobacco	0.5%
Altria Group, Inc.		7.000%	11/4/13	5,985	6,245
Altria Group, Inc.		7.750%	1/15/27	5,000	5,281

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Plus Bond Portfolio—Continued

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Food, Beverage and Tobacco—Continued
Constellation Brands, Inc.		8.000%	2/15/08	$502	$553
Constellation Brands, Inc.		8.125%	1/15/12	130	142
Nabisco Incorporated		7.550%	6/15/15	3,570	4,271
R.J. Reynolds Tobacco Holdings, Inc.		7.750%	5/15/06	1,080	1,123	A
R.J. Reynolds Tobacco Holdings, Inc.		6.500%	6/1/07	590	599	A
R.J. Reynolds Tobacco Holdings, Inc.		7.875%	5/15/09	730	756	A
Sara Lee Corporation		6.250%	9/15/11	30	33
Sara Lee Corporation		3.875%	6/15/13	20	19
Smithfield Foods, Inc.		8.000%	10/15/09	471	519	A
Smithfield Foods, Inc.		7.000%	8/1/11	370	387	B

					19,928

Gaming	N.M.
Mohegan Tribal Gaming Authority		6.375%	7/15/09	88	91
Mohegan Tribal Gaming Authority		8.000%	4/1/12	245	271

					362

Gas and Pipeline Utilities	1.0%
Dynegy Holdings Inc.		8.750%	2/15/12	5,890	6,126
Southern Natural Gas Company		8.875%	3/15/10	1,220	1,372	A
Southern Natural Gas Company		8.000%	3/1/32	11,940	12,328
The Williams Companies, Inc.		7.500%	1/15/31	4,113	4,133
The Williams Companies, Inc.		7.750%	6/15/31	530	538
The Williams Companies, Inc.		8.750%	3/15/32	15,130	16,908

					41,405

Health Care	0.9%
Tenet Healthcare Corporation		6.375%	12/1/11	2,500	2,244	A
Tenet Healthcare Corporation		7.375%	2/1/13	15,939	14,983	A
Tenet Healthcare Corporation		9.875%	7/1/14	16,720	17,472	A,B

					34,699

Homebuilding	N.M.
Beazer Homes USA, Inc.		8.375%	4/15/12	210	232
Lennar Corporation		9.950%	5/1/10	286	311

					543

Insurance	0.4%
Loews Corporation		3.125%	9/15/07	12,000	11,745	E
Loews Corporation		8.875%	4/15/11	90	107
Loews Corporation		7.000%	10/15/23	3,300	3,350

					15,202

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Investment Banking/Brokerage	0.6%
Credit Suisse First Boston USA		4.625%	1/15/08	$2,730	$2,820
Credit Suisse First Boston USA		7.125%	7/15/32	60	71
J.P. Morgan Capital Trust II		7.950%	2/1/27	20	22
J.P. Morgan Chase & Co.		5.250%	5/30/07	30	31	A
J.P. Morgan Chase & Co.		6.000%	2/15/09	10	11
J.P. Morgan Chase & Co.		4.500%	11/15/10	140	142	A
J.P. Morgan Chase & Co.		5.750%	1/2/13	4,430	4,717	A
Lehman Brothers Holdings Inc.		4.000%	1/22/08	1,740	1,767
Lehman Brothers Holdings Inc.		7.000%	2/1/08	160	177
Merrill Lynch & Co., Inc.		3.375%	9/14/07	3,130	3,128
Morgan Stanley		3.625%	4/1/08	90	90
Morgan Stanley		5.300%	3/1/13	4,090	4,192
The Goldman Sachs Group, Inc.		6.600%	1/15/12	2,810	3,138
The Goldman Sachs Group, Inc.		4.750%	7/15/13	1,420	1,393

					21,699

Investment Management	N.M.
Dryden Investor Trust		7.157%	7/23/08	1,433	1,534	B

Lodging/Hotels	N.M.
Host Marriott Corporation		7.875%	8/1/08	187	192
ITT Corporation		6.750%	11/15/05	80	83
Starwood Hotels & Resorts Worldwide, Inc.		7.375%	5/1/07	890	959

					1,234

Machinery	N.M.
AGCO Corporation		9.500%	5/1/08	179	194
Grant Prideco, Inc.		9.000%	12/15/09	147	164
Terex Corporation		10.375%	4/1/11	185	209	A

					567

Manufacturing (Diversified)	N.M.
Procter & Gamble Company		8.500%	8/10/09	90	108
The Gillette Company		2.500%	6/1/08	160	156

					264

Media	1.1%
AOL Time Warner Inc.		6.875%	5/1/12	5,850	6,527
AOL Time Warner Inc.		7.625%	4/15/31	440	506
AOL Time Warner Inc.		7.700%	5/1/32	15,480	18,000
EchoStar DBS Corporation		4.850%	10/1/08	833	864	C
EchoStar DBS Corporation		6.625%	10/1/14	690	686	B
Lamar Media Corporation		7.250%	1/1/13	989	1,063	A

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Plus Bond Portfolio—Continued

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Media—Continued
Liberty Media Corporation		3.380%	9/17/06	$12,260	$12,391	C
Liberty Media Corporation		5.700%	5/15/13	565	558
Liberty Media Corporation		3.750%	2/15/30	170	113	E
News America Incorporated		6.750%	1/9/38	200	223
Viacom Inc.		5.625%	8/15/12	1,710	1,793	A

					42,724

Medical Care Facilities	0.2%
HCA Inc.		6.910%	6/15/05	353	361
HCA Inc.		7.125%	6/1/06	540	570
HCA Inc.		7.250%	5/20/08	314	339
HCA Inc.		8.750%	9/1/10	256	300
HCA Inc.		6.300%	10/1/12	3	3
HCA Inc.		5.750%	3/15/14	5,880	5,829
Health Care REIT, Inc.		8.000%	9/12/12	128	148
Manor Care, Inc.		7.500%	6/15/06	527	564
Manor Care, Inc.		8.000%	3/1/08	58	66

					8,180

Medical Products	N.M.
Fresenius Medical Care Capital Trust II		7.875%	2/1/08	719	785	F
Fresenius Medical Care Capital Trust IV		7.875%	6/15/11	681	756

					1,541

Oil and Gas	1.0%
Amerada Hess Corporation		7.300%	8/15/31	6,870	7,489
Amerigas Partners LP		8.875%	5/20/11	30	33
Apache Corporation		6.250%	4/15/12	1,265	1,418
Chesapeake Energy Corporation		9.000%	8/15/12	517	591
Chesapeake Energy Corporation		7.500%	9/15/13	670	733
Conoco Inc.		6.950%	4/15/29	2,155	2,486
ConocoPhillips		8.750%	5/25/10	3,100	3,814	A
ConocoPhillips		4.750%	10/15/12	3,180	3,225
ConocoPhillips		5.900%	10/15/32	10	10
Devon Energy Corporation		7.950%	4/15/32	4,085	5,068
El Paso Corporation		0.000%	2/28/21	3,150	1,607	E,G
El Paso Natural Gas Company		8.375%	6/15/32	1,310	1,382
Pacific Energy Partners		7.125%	6/15/14	730	790	B
Pemex Project Funding Master Trust		8.500%	2/15/08	110	124
Plains Exploration & Production Company		7.125%	6/15/14	1,010	1,083	B
Pride International, Inc.		7.375%	7/15/14	1,440	1,598	B
Seariver Maritime Inc.		0.000%	9/1/12	70	49	G

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Oil and Gas—Continued
Sonat Inc.		7.625%	7/15/11	$3,000	$2,955
Vintage Petroleum, Inc.		7.875%	5/15/11	340	364	A
Vintage Petroleum, Inc.		8.250%	5/1/12	661	735	A
XTO Energy, Inc.		7.500%	4/15/12	1,221	1,435
XTO Energy, Inc.		6.250%	4/15/13	1,787	1,957	A

					38,946

Paper and Forest Products	0.1%
Georgia-Pacific Corp.		7.500%	5/15/06	200	211
Georgia-Pacific Corp.		8.875%	2/1/10	245	287
Georgia-Pacific Corp.		8.125%	5/15/11	9	10
Georgia-Pacific Corp.		9.500%	12/1/11	588	728	A
Georgia-Pacific Corp.		9.375%	2/1/13	12	14
Georgia-Pacific Corp.		7.700%	6/15/15	176	201
International Paper Company		5.500%	1/15/14	1,205	1,234
MeadWestvaco Corporation		6.850%	4/1/12	2,235	2,490

					5,175

Pharmaceuticals	0.3%
AmerisourceBergen Corporation		8.125%	9/1/08	946	1,050
Bristol-Myers Squibb Company		5.750%	10/1/11	8,840	9,480
Omnicare, Inc.		8.125%	3/15/11	709	771	A

					11,301

Photo Equipment and Supplies	N.M.
Eastman Kodak Company		7.250%	11/15/13	755	832

Real Estate	N.M.
La Quinta Properties, Inc.		7.000%	8/15/12	350	369	B
Ventas Realty, Limited Partnership		8.750%	5/1/09	770	859
Ventas Realty, Limited Partnership		9.000%	5/1/12	180	205

					1,433

Retail	0.2%
Target Corporation		5.875%	3/1/12	80	87
Target Corporation		4.000%	6/15/13	5,340	5,106	A
Wal-Mart Stores, Inc.		4.125%	2/15/11	3,160	3,165

					8,358

Special Purpose	1.2%
Air 2 US Series A		8.027%	10/1/19	190	159	B
Anadarko Finance Company		6.750%	5/1/11	240	272
ChevronTexaco Capital Company		3.500%	9/17/07	20	20

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Plus Bond Portfolio—Continued

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Special Purpose—Continued
DaimlerChrysler NA Holding Corporation		7.400%	1/20/05	$190	$193
DaimlerChrysler NA Holding Corporation		4.050%	6/4/08	1,750	1,766
DaimlerChrysler NA Holding Corporation		7.300%	1/15/12	3,315	3,765
DaimlerChrysler NA Holding Corporation		6.500%	11/15/13	1,290	1,400
Devon Financing Corporation ULC		6.875%	9/30/11	2,220	2,505
Entercom Capital Inc.		7.625%	3/1/14	565	607
Patrons’ Legacy 2003 IV		5.775%	1/23/17	6,600	6,706	B
Sprint Capital Corporation		4.780%	8/17/06	4,725	4,858
Sprint Capital Corporation		6.000%	1/15/07	9,220	9,759
Sprint Capital Corporation		6.125%	11/15/08	130	140
Sprint Capital Corporation		8.375%	3/15/12	3,295	3,991	A
TCI Communications Financing III		9.650%	3/31/27	1,480	1,733
Texaco Capital Inc.		5.500%	1/15/09	1,600	1,711
Unilever Capital Corporation		7.125%	11/1/10	1,450	1,679
Verizon Global Funding Corp.		6.875%	6/15/12	2,130	2,414	A
Verizon Global Funding Corp.		7.375%	9/1/12	2,645	3,089	A

					46,767

Telecommunications	0.2%
Cincinnati Bell Inc.		7.250%	7/15/13	1,450	1,396
PanAmSat Corporation		6.375%	1/15/08	346	351
Qwest Communications International Inc.		5.211%	2/15/09	1,745	1,662	B,C
Qwest Corporation		5.625%	11/15/08	3,860	3,783	A
Qwest Corporation		9.125%	3/15/12	1,260	1,386	B

					8,578

Telecommunications (Cellular/Wireless)	0.1%
AT&T Wireless Services Inc.		7.350%	3/1/06	3,000	3,186
Nextel Communications, Inc.		7.375%	8/1/15	1,140	1,225	A

					4,411

Transportation	0.2%
Continental Airlines, Inc.		6.545%	2/2/19	1,265	1,220
Delta Air Lines, Inc.		6.619%	3/18/11	1,996	1,816
Delta Air Lines, Inc.		6.417%	7/2/12	40	41
Delta Air Lines, Inc.		6.718%	1/2/23	2,583	2,654
Kansas City Southern Railway		9.500%	10/1/08	558	611
Norfolk Southern Corporation		6.200%	4/15/09	20	22

					6,364

Total Corporate Bonds and Notes (Identified Cost—$574,045)					603,948

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Asset-Backed Securities	3.5%

Fixed Rate Securities	0.6%
Bay View Auto Trust 2003-LJ1		3.440%	4/25/12	$300	$300
Conseco Finance Securitizations Corp. 2000-4		8.310%	5/1/32	2,200	1,894
Conseco Finance Securitizations Corp. 2000-6		6.770%	9/1/32	2,397	2,454
Contimortgage Home Equity Loan Trust 1997-4		7.330%	10/15/28	1,434	1,147
Green Tree Financial Corporation 1992-2		9.150%	1/15/18	481	434
Green Tree Financial Corporation 1993-2		8.000%	7/15/18	1,300	1,231
Green Tree Financial Corporation 1996-5		8.100%	7/15/27	6,135	1,534
Green Tree Home Improvement Loan Trust 1996-A		7.400%	2/15/26	998	958
Green Tree Home Improvement Loan Trust 1997-D		7.450%	9/15/28	1,500	1,503
Lehman ABS Manufactured Housing Contract 2001-B A3		4.350%	5/15/14	4,355	4,341
Lehman ABS Manufactured Housing Contract 2001-B A6		6.467%	8/15/28	4,270	4,518
Pegasus Aviation Lease Securitization 2000-1		8.370%	3/25/30	2,500	1,593	B
UCFC Home Equity Loan Trust 1998-C		5.935%	1/15/30	57	58
Vanderbilt Mortgage Finance 1996-A		8.150%	4/7/26	477	481
Vanderbilt Mortgage Finance 1997-B		8.155%	10/7/26	250	251
Vanderbilt Mortgage Finance 1997-C		7.830%	8/7/27	500	520

					23,217

Indexed SecuritiesC	2.8%
Advanta Revolving Home Equity Loan Trust 2000-A		2.090%	8/25/24	1,172	1,173
AFC Home Equity Loan Trust 2002-2		2.140%	6/25/30	1,782	1,782
AmeriCredit Automobile Receivables Trust 2003-BX		1.876%	11/6/06	50	50
Argent NIM Trust 2003-N1		2.110%	8/25/08	4,165	4,166	B
Asset Backed Funding Certificates 2002-WF1		2.130%	12/25/32	681	682
Asset Backed Securities Corp. Home Equity Loan Trust 2001 HE3		2.030%	11/15/31	1,068	1,069
Bayview Financial Aquisition Trust 2001-DA		2.220%	11/25/31	343	343	B
Capital Auto Receivables Asset Trust 2003-1		1.810%	6/15/05	19	19
CDC Mortgage Capital Trust 2002-HE1		2.150%	1/25/33	2,589	2,592
CDC Mortgage Capital Trust 2003-HE1		2.170%	8/25/33	1,132	1,133
Centex Home Equity 2000-C		2.080%	10/25/30	417	417
Centex Home Equity 2002-D		2.280%	12/25/32	2,932	2,938
Chase Funding Mortgage Loan Asset-Backed Certificates 2000-2		2.120%	5/25/30	5	5

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Plus Bond Portfolio—Continued

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Asset-Backed Securities—Continued

Indexed Securities—Continued
Chase USA Master Trust 2000-2 A		1.930%	4/15/09	$110	$110
Citibank Credit Card Issuance Trust 2002-C1		2.700%	2/9/09	2,040	2,067
Conseco Finance 2000-C		2.130%	12/15/29	138	138
Countrywide Asset-Backed Certificates 2001-BC2		2.090%	7/25/31	243	243
Countrywide Asset-Backed Certificates 2002-BC1		2.170%	4/25/32	824	826
Countrywide Asset-Backed Certificates 2003-1		2.180%	6/25/33	4,754	4,759
Countrywide Asset-Backed Certificates 2003-BC3		2.150%	9/25/33	16,062	16,080
Countrywide Home Equity Loan Trust 2002-F		2.110%	11/15/28	3,474	3,506
DaimlerChrysler Master Owner Trust 2002-A		1.820%	5/15/07	60	60
Fannie Mae Grantor Trust 2002-T15		2.040%	11/26/32	5,247	5,228
Fleet Home Equity Loan Trust 2003-1		2.061%	1/20/33	14,424	14,423
Ford Credit Auto Owner Trust 2003-A		1.810%	8/15/05	13	13
Household Home Equity Loan Trust 2001-1		2.101%	1/20/31	37	37
Household Home Equity Loan Trust 2002-3		2.261%	7/20/32	410	411
Irwin Home Equity Loan Trust 2003-1		2.340%	2/25/28	48	48
Korea Asset Funding Ltd. 2000-1A		3.941%	2/10/09	237	236	B
Option One Mortgage Loan Trust 2000-2		2.130%	6/25/30	213	213
Option One Mortgage Loan Trust 2003-1		2.260%	2/25/33	101	102
Option One Mortgage Securities Corp. NIM Trust 2003-1		2.230%	1/26/10	23	23	B
Pass-Through Amortizing Credit Card Trust 2002-1A		2.538%	6/18/12	42	42	B
Provident Bank Home Equity Loan Trust 2000-2		2.110%	8/25/31	985	985
Providian Gateway Master Trust 2002-B		2.460%	6/15/09	14,970	15,004	B
Residential Asset Mortgage Products, Inc. 2003-RS4		2.170%	5/25/33	9,363	9,373
Residential Funding Mortgage Secs II 2003-HS3		2.130%	8/25/33	168	168
Salomon Brothers Mortgage Securities VII 2002-CIT1		2.140%	3/25/32	3,794	3,795
Southern Pacific Secured Assets Corporation 1998-2		2.010%	7/25/29	73	73
Vanderbilt Mortgage Finance 1999-D		4.946%	1/7/30	4,100	4,133
Wachovia Asset Securitization, Inc. 2002-HE1		2.210%	9/27/32	3,832	3,856
Wachovia Asset Securitization, Inc. 2002-HE2		2.270%	12/25/32	366	367
Wachovia Asset Securitization, Inc. 2003-HE1		2.130%	3/25/33	136	136
William Street Funding Corporation 2003-1		1.950%	4/23/06	10,100	10,111	B

					112,935

Stripped Securities	0.1%
Diversified REIT Trust 2001-1		0.772%	3/8/10	16,000	445	B,H1
Oakwood Mortgage Investors Inc. 2001-E		6.000%	11/15/09	7,399	1,353	H1

					1,798

Total Asset-Backed Securities (Identified Cost—$137,177)					137,950

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Mortgage-Backed Securities	2.2%

Fixed Rate Securities	1.1%
Asset Securitization Corporation 1996-D2		6.920%	2/14/29	$7,278	$7,597
Banc of America Funding Corporation 2003-1		6.000%	5/20/33	1,370	1,386
Blackrock Capital Finance L.P. 1997-R3		7.220%	11/25/28	144	146	B
Commercial Capital Access One, Inc. 2I		12.000%	11/15/27	3,085	1,604
Commercial Mortgage Asset Trust 1999-C2		7.546%	11/17/32	330	378
Criimi Mae Commercial Mortgage Trust 1998-C1		7.000%	6/2/33	680	728	B
Enterprise Mortgage Acceptance Company 1998-1		6.110%	1/15/25	439	435	B
FFCA Secured Lending Corporation 1999-1A		6.370%	9/18/25	135	135	B
GMAC Commercial Mortgage Securities Inc. 1998-C1		6.700%	5/15/30	10,800	11,781
GMAC Commercial Mortgage Securities Inc. 1999-C2		6.945%	9/15/33	340	380
GS Mortgage Securities Corporation II 1998-C1		6.620%	10/18/30	5,500	6,020
J.P. Morgan Commercial Mortgage Finance Corporation 1999-C8		7.400%	7/15/31	2,000	2,261
Nomura Asset Securities Corporation 1996-MD5		7.120%	4/13/39	2,000	2,118
Residential Asset Securitization Trust 2003-A14		4.750%	2/25/19	4,645	4,637
Structured Asset Securities Corporation 1996-CFL		7.750%	2/25/28	4,531	4,894

					44,500

Indexed SecuritiesC	1.1%
Chase Commercial Mortgage Securities Corporation 2000-FL1A		2.030%	12/12/13	3,385	3,380	B
Credit Suisse First Boston Mortgage Securities Corp. 2003-TFLA1		2.030%	4/15/13	1,350	1,350	B
Government National Mortgage Association 2001-36		2.211%	8/20/31	9	9
Impac CMB Trust 2002-1		2.160%	3/25/32	2,499	2,503
Impac CMB Trust 2002-5		2.210%	7/25/32	1,527	1,530
Impac CMB Trust 2003-4 1A1		2.160%	10/25/33	2,428	2,432
Impac CMB Trust 2003-5 A1		2.170%	8/25/33	2,558	2,561
Impac Mortgage Trust 2003-7 A		2.160%	8/25/33	7,154	7,164
J.P. Morgan Chase Commercial Mortgage Security 2003-FL1A		2.028%	2/17/15	20	20	B
Medallion Trust 2000-2G		2.110%	12/18/31	732	733
MLCC Mortgage Investors, Inc. 2003-B		2.180%	4/25/28	16,958	17,017
Morgan Stanley Capital I 2003 XLF A-1		1.940%	7/15/17	6,140	6,140	B
Sequoia Mortgage Trust 4		2.188%	11/22/24	41	40
Westpac Securitisation Trust 1999-1G		1.930%	5/19/30	149	149

					45,028

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Plus Bond Portfolio—Continued

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Mortgage-Backed Securities—Continued

Stripped Securities	N.M.
FFCA Secured Lending Corporation 1999-1A		1.680%	9/18/25	$722	$32	B,H1
GMAC Commercial Mortgage Securities Inc. 1999-CTL1		0.893%	12/15/16	1,888	28	B,H1
LB-UBS Commercial Mortgage Trust 2001-C3		1.208%	6/15/36	5,438	278	B,H1

					338

Total Mortgage-Backed Securities (Identified Cost—$89,224)					89,866
U.S. Government and Agency Obligations	23.6%

Fixed Rate Securities	12.4%
Fannie Mae		4.625%	10/15/14	20	20	A
Freddie Mac		4.875%	11/15/06	100	104
Freddie Mac		3.500%	11/15/07	100	101
Freddie Mac		5.875%	11/15/07	750	808
Tennessee Valley Authority		6.250%	12/15/17	40	45
Tennessee Valley Authority		6.750%	11/1/25	1,670	1,977
Tennessee Valley Authority		7.125%	5/1/30	840	1,039	A
United States Treasury Bonds		6.250%	8/15/23	520	607	A
United States Treasury Bonds		2.375%	1/15/25	14,781	15,399	A
United States Treasury Bonds		6.750%	8/15/26	1,600	1,987	A
United States Treasury Bonds		5.250%	2/15/29	5,920	6,163	A
United States Treasury Bonds		5.375%	2/15/31	140	150	A
United States Treasury Notes		1.625%	1/31/05	360	360	A
United States Treasury Notes		1.500%	7/31/05	7,590	7,551	A
United States Treasury Notes		1.500%	3/31/06	5,370	5,300	A
United States Treasury Notes		2.750%	6/30/06	15,090	15,153	A
United States Treasury Notes		2.250%	2/15/07	8,820	8,726	A
United States Treasury Notes		3.125%	5/15/07	12,070	12,172	A
United States Treasury Notes		2.750%	8/15/07	2,920	2,912	A
United States Treasury Notes		6.125%	8/15/07	60	65	A
United States Treasury Notes		3.000%	11/15/07	60	60	A
United States Treasury Notes		3.250%	8/15/08	1,310	1,316	A
United States Treasury Notes		3.375%	11/15/08	9,900	9,970	A
United States Treasury Notes		3.000%	2/15/09	28,970	28,679	A
United States Treasury Notes		2.625%	3/15/09	6,940	6,756	A
United States Treasury Notes		4.000%	6/15/09	104,955	108,014	A
United States Treasury Notes		3.625%	7/15/09	155,085	156,963	A
United States Treasury Notes		3.500%	8/15/09	25,380	25,534	A
United States Treasury Notes		3.375%	9/15/09	17,790	17,793	A
United States Treasury Notes		4.250%	8/15/13	140	142	A

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
U.S. Government and Agency Obligations—Continued

Fixed Rate Securities—Continued
United States Treasury Notes		4.250%	11/15/13	$41,500	$42,035	A
United States Treasury Notes		4.250%	8/15/14	19,410	19,613	A

					497,514

Indexed Securities	10.7%
Fannie Mae		1.755%	1/28/05	49,120	49,117	C
United States Treasury Inflation-Protected Security		3.375%	1/15/07	175,021	186,992	A,I
United States Treasury Inflation-Protected Security		3.875%	1/15/09	31,103	35,013	A,I
United States Treasury Inflation-Protected Security		4.250%	1/15/10	20,816	24,159	A,I
United States Treasury Inflation-Protected Security		3.375%	1/15/12	11,542	13,078	A,I
United States Treasury Inflation-Protected Security		1.875%	7/15/13	19,966	20,305	A,I
United States Treasury Inflation-Protected Security		2.000%	1/15/14	8,826	9,037	A,I
United States Treasury Inflation-Protected Security		2.000%	7/15/14	15,042	15,376	A,I
United States Treasury Inflation-Protected Security		3.625%	4/15/28	25,916	32,883	A,I
United States Treasury Inflation-Protected Security		3.875%	4/15/29	30,164	40,010	A,I

					425,970

Stripped Securities	0.5%
United States Treasury Bonds		0.000%	11/15/21	45,460	19,002	A,H2
United States Treasury Bonds		0.000%	2/15/23	1,420	552	A,H2
United States Treasury Bonds		0.000%	8/15/27	1,520	462	H2

					20,016

Total U.S. Government and Agency Obligations (Identified Cost—$926,870)					943,500
U.S. Government Agency Mortgage- Backed Securities	17.0%

Fixed Rate Securities	17.0%
Fannie Mae		6.500%	5/1/14 to 6/1/32	8,614	9,069
Fannie Mae		6.000%	5/1/16 to 7/1/32	5,600	5,833
Fannie Mae		5.500%	1/1/17 to 4/1/18	12,010	12,437
Fannie Mae		9.500%	11/1/21	3	3
Fannie Mae		7.000%	8/1/29 to 7/1/32	11,475	12,181
Fannie Mae		7.500%	11/1/29	57	61
Fannie Mae		6.000%	10/1/34	7,400	7,652	J
Fannie Mae		7.000%	10/1/34	500	530	J
Freddie Mac		5.500%	12/1/13	179	186
Freddie Mac		7.000%	10/1/16 to 4/1/32	3,982	4,227
Freddie Mac		6.500%	7/1/29	872	916
Freddie Mac		5.500%	10/1/34	27,200	27,565	J
Freddie Mac		6.000%	10/1/34	12,200	12,776	J

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Plus Bond Portfolio—Continued

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
U.S. Government Agency Mortgage- Backed Securities—Continued

Fixed Rate Securities—Continued
Government National Mortgage Association		9.500%	1/15/06	$24	$25
Government National Mortgage Association		7.500%	3/15/23 to 9/15/31	601	648
Government National Mortgage Association		7.000%	7/15/23 to 7/15/31	2,116	2,258
Government National Mortgage Association		6.500%	4/15/28 to 4/15/33	48,490	51,222
Government National Mortgage Association		6.000%	1/15/29 to 7/15/33	58,162	60,393
Government National Mortgage Association		8.000%	12/15/30 to 1/15/31	75	83
Government National Mortgage Association		5.500%	7/15/33	11,232	11,450
Government National Mortgage Association		5.000%	10/1/34	144,300	143,488	J
Government National Mortgage Association		5.500%	10/1/34	88,200	89,689	J
Government National Mortgage Association		6.000%	10/1/34	219,290	227,239	J

					679,931

Stripped Securities	N.M.
Financing Corporation		0.000%	11/30/17	1,250	639	H2
Financing Corporation		0.000%	4/5/19	320	149	H2

					788

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost—$680,050)					680,719
Yankee BondsK	7.8%

Banks	N.M.
KFW Kreditanstalt fuer Wiederaufbau		2.375%	9/25/06	240	239	A
KFW Kreditanstalt fuer Wiederaufbau		3.375%	1/23/08	100	101	A
Royal Bank of Scotland Group plc		8.817%	3/31/49	230	237
The Korea Development Bank		4.250%	11/13/07	200	204
The Korea Development Bank		5.500%	11/13/12	60	62	A

					843

Cable	N.M.
Rogers Cable Inc.		7.875%	5/1/12	687	747

Chemicals	N.M.
Rhodia SA		10.250%	6/1/10	450	466

Containers and Packaging	0.1%
Cascades Inc.		7.250%	2/15/13	1,416	1,483
Norampac Inc.		6.750%	6/1/13	572	597

					2,080

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Yankee Bonds—Continued
Diversified Financial Services	N.M.
Pemex Finance LTD.		9.030%	2/15/11	$10	$12

Electric	0.1%
Hydro-Quebec		6.300%	5/11/11	1,720	1,927	A

Foreign Governments	5.0%
Federative Republic of Brazil		14.500%	10/15/09	14,720	18,989
Federative Republic of Brazil		12.000%	4/15/10	3,240	3,860
Federative Republic of Brazil		2.125%	4/15/12	5,816	5,388	C
Federative Republic of Brazil		8.000%	4/15/14	18,166	17,963	A
Federative Republic of Brazil		11.000%	8/17/40	4,036	4,524
Province of British Columbia		4.300%	5/30/13	180	182
Province of Ontario		3.500%	9/17/07	110	111
Republic of Bulgaria		8.250%	1/15/15	6,820	8,406	B
Republic of Bulgaria		8.250%	1/15/15	6,090	7,520
Republic of Colombia		10.500%	7/9/10	2,230	2,570
Republic of Colombia		11.750%	2/25/20	3,185	3,894
Republic of Panama		9.625%	2/8/11	2,733	3,136
Republic of Panama		9.375%	7/23/12	660	747
Republic of Panama		10.750%	5/15/20	1,527	1,832
Republic of Panama		9.375%	1/16/23	930	1,014
Republic of Peru		5.000%	3/7/17	6,325	5,819	B,L
Republic of Peru		5.000%	3/7/17	44	40	B,L
Republic of Peru		8.750%	11/21/33	3,670	3,642	A
Republic of Poland		6.000%	5/24/09	69,200	18,843
Russian Federation		8.250%	3/31/10	510	555
Russian Federation		5.000%	3/31/30	38,760	37,283	L
United Mexican States		8.375%	1/14/11	8,050	9,439
United Mexican States		11.500%	5/15/26	29,240	44,006	A

					199,763

Insurance	0.1%
Atlas Reinsurance PLC		3.953%	1/7/05	250	251	B,C
Korea Deposit Insurance Corp.		2.500%	12/11/05	2,500	2,766	B,E
Oil Insurance Ltd		5.150%	8/15/33	35	36
Residential Reinsurance LTD		6.690%	6/1/05	850	825	B,C

					3,878

Manufacturing (Diversified)	1.5%
Tyco International Group SA		6.375%	2/15/06	10,250	10,716
Tyco International Group SA		5.800%	8/1/06	10,250	10,733	A
Tyco International Group SA		6.125%	11/1/08	100	108

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Plus Bond Portfolio—Continued

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Yankee Bonds—Continued

Manufacturing (Diversified)—Continued
Tyco International Group SA		6.750%	2/15/11	$460	$517
Tyco International Group SA		6.375%	10/15/11	5,580	6,171	A
Tyco International Group SA		7.000%	6/15/28	145	164
Tyco International Group SA		6.875%	1/15/29	28,820	32,298	A

					60,707

Media	N.M.
Shaw Communications Inc.		8.250%	4/11/10	27	30
Shaw Communications Inc.		7.250%	4/6/11	630	685	A
Shaw Communications Inc.		7.200%	12/15/11	395	430	A

					1,145

Oil and Gas	0.1%
Gazprom		9.625%	3/1/13	330	367
Western Oil Sands Inc.		8.375%	5/1/12	1,198	1,381	A
YPF Sociedad Anonima		7.750%	8/27/07	1,000	1,072	A

					2,820

Paper and Forest Products	N.M.
Abitibi-Consolidated Inc.		8.550%	8/1/10	919	986

Publishing	N.M.
Sun Media Corporation		7.625%	2/15/13	565	605

Services	N.M.
Compagnie Generale de Geophysique S.A.		10.625%	11/15/07	636	674

Special Purpose	0.7%
Arcel Finance		5.984%	2/1/09	8,929	9,339	B
Aries Vermogensverwaltungs		9.600%	10/25/14	5,250	5,893	B
Conoco Funding Company		7.250%	10/15/31	810	971
Eircom Funding		8.250%	8/15/13	900	985	A
Gaz Capital S.A.		8.625%	4/28/34	1,000	1,062	B
General Motors Nova Scotia Finance Company		6.850%	10/15/08	1,550	1,644
HSBC Capital Funding LP		4.610%	12/29/49	2,090	2,008	A,B
Petrozuata Finance, Inc.		8.220%	4/1/17	5,220	5,142	B

					27,044

Telecommunications	0.2%
British Telecommunications plc		8.375%	12/15/10	1,145	1,381
INTELSAT		6.500%	11/1/13	1,208	990
Telecom Italia S.p.A.		5.250%	11/15/13	1,260	1,284	A,B
Telecom Italia S.p.A.		4.950%	9/30/14	3,730	3,684	B

					7,339

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE
Yankee Bonds—Continued
Telecommunications (Cellular/Wireless)	N.M.
Rogers Wireless Communications Inc.		6.375%	3/1/14	$900		$828	A

Transportation	N.M.
Teekay Shipping Corporation		8.875%	7/15/11	1,219		1,379

Total Yankee Bonds (Identified Cost—$283,224)						313,243
Foreign Government Obligations	3.8%

Fixed Rate Securities	3.8%
Federal Republic of Germany		3.750%	1/4/09	57,340	M	72,849
Federal Republic of Germany		5.000%	1/4/12	17,775	M	23,871
Federal Republic of Germany		5.500%	1/4/31	11,240	M	15,801
Government of Canada		5.250%	6/1/12	45,000	N	37,493

Total Foreign Government Obligations (Identified Cost $129,159)						150,014
Foreign Corporate Bonds	N.M

Banking and Finance	N.M.
Stadshypotek AB		6.000%	3/18/09	9,000	O	1,337

Total Foreign Corporate Bonds (Identified Cost—$1,276)						1,337
Preferred Stocks	N.M
Home Ownership Funding Corporation		13.331%		15	shs	617	B,L
Home Ownership Funding Corporation II		13.338%		13		534	B,L

Total Preferred Stocks (Identified Cost—$1,794)						1,151
Options PurchasedP	N.M
BellSouth Telecommunications Inc. Call, July 2006, Strike Price $97.72				500	Q	15
International Business Machines Corporation Call, July 2006, Strike Price $99.90				500	Q	40

Total Options Purchased (Identified Cost—$18)						55

Total Long-Term Securities (Identified Cost—$2,822,837)						2,921,783
Investment of Proceeds From Securities Lending	23.6%
State Street Navigator Securities Lending Prime Portfolio				943,250	shs	943,250

Total Investment of Proceeds From Securities Lending (Identified Cost—$943,250)						943,250

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE
Short-Term Securities	37.3%

Corporate Bonds and Notes	0.4%
Altria Group, Inc.		2.362%	10/22/04	$7,780		$7,780	C
Hertz Corporation		2.140%	3/24/05	8,160		8,160

						15,940

U.S. Government and Agency Obligations	11.3%
Fannie Mae		0.000%	11/10/04	39,840		39,762	G
Fannie Mae		0.000%	11/12/04	39,840		39,758	G
Fannie Mae		0.000%	11/17/04	39,840		39,747	G
Fannie Mae		0.000%	11/24/04	39,840		39,732	G
Fannie Mae		0.000%	11/29/04	39,840		39,722	G
Fannie Mae		0.000%	4/1/05	15,535		15,380	C,R
Fannie Mae		0.000%	11/30/04	39,840		39,720	G
Federal Home Loan Bank		0.000%	10/22/04	39,840		39,800	G
Federal Home Loan Bank		0.000%	10/27/04	39,840		39,790	G
Freddie Mac		0.000%	10/26/04	39,840		39,792	G
Freddie Mac		0.000%	11/30/04	39,840		39,722	G
Freddie Mac		0.000%	11/7/04	39,840		39,707	G

						452,632

Options PurchasedP	0.3%
Eurodollar Futures Call, January 2005, Strike Price $96.50				94	Q	93
Eurodollar Futures Put, April 2005, Strike Price $97.50				258	Q	123
Eurodollar Futures Put, April 2005, Strike Price $97.75				1,226	Q	1,080
JPY Call / USD Put, December 2004, Strike Price $115.00				320,000	Q	1,603
LIBOR Futures Call, December 2004, Strike Price EUR 94.25				1,447	Q	2,556
LIBOR Futures Call, September 2005, Strike Price EUR 93.25				1,410	Q	5,508

						10,963

Repurchase Agreements	25.3%
Goldman, Sachs & Company 1.85%, dated 9/30/04, to be repurchased at $410,021 on 10/1/04 (Collateral: $419,785 Federal Home Loan Bank bonds, 2.375%, due 4/5/06, value $418,239)				410,000		410,000

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	PAR/ SHARES	VALUE
Short-Term Securities—Continued

Repurchase Agreements—Continued
Merrill Lynch Government Securities, Inc. 1.86%, dated 9/30/04, to be repurchased at $605,741 on 10/1/04 (Collateral: $200,000 Fannie Mae variable rate notes, 1.726%, due 1/9/06, value $200,079; $50,000 Fannie Mae notes, 8.50%, due 5/26/05, value $51,495; $69,780 Federal Home Loan Bank bonds, 3.70% to 6%, due 7/28/09 to 4/30/19, value $70,989; $50,000 Freddie Mac notes, 5.55%, due 9/12/17, value $50,076; $570,105 Resolution Funding Corp. principal-only securities, due 1/15/07 to 4/15/30, value $247,676.)		$605,710	$605,710

			1,015,710

Total Short-Term Securities (Identified Cost—$1,493,327)			1,495,245
Total Investments (Identified Cost—$5,259,414)	133.9%		5,360,278
Obligation to Return Collateral for Securities Loaned	(23.6)%		(943,250)
Other Assets Less Liabilities	(10.3)%		(412,856)

Net Assets	100.0%		$4,004,172

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedP
Australian Dollar Futures	December 2004	100	$373
Canadian Dollar Futures	December 2004	300	490
Euribor Futures	October 2004	218	405
Euribor Futures	December 2004	512	1,124
Euribor Futures	June 2005	888	2,048
Euro Currency Futures	December 2004	526	2,366
Eurodollar Futures	October 2004	1,634	(261)
German Government Bond Futures	December 2004	3,637	1,494
German Government Bond Futures	December 2004	550	673
Japanese Yen Futures	December 2004	725	(540)
LIBOR Futures	October 2004	1,620	554
U.S. Treasury Bond Futures	December 2004	100	193
U.S. Treasury Bond Futures	December 2004	157	(186)
U.S. Treasury Note Futures	December 2004	1,687	(1,312)

			$7,421

Futures Contracts WrittenP
Eurodollar Futures	March 2005	704	$224
U.S. Treasury Note Futures	December 2004	1,871	189

			$413

Semi-Annual Report to Shareholders

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Options WrittenP
Eurodollar Futures Call, Strike Price $96.75	October 2005	104	$(51)
Eurodollar Futures Put, Strike Price $96.50	January 2005	92	(5)
Goldman Sachs Swaption Call, Strike Price $98.00	January 2005	39,300,000	553
Merrill Lynch Swaption Call, Strike Price $100.00	October 2005	45,400,000	253
U.S. Treasury Bond Futures Put, Strike Price $109.00	December 2004	967	111
U.S. Treasury Note Futures Call, Strike Price $112.00	December 2004	1,171	(635)
U.S. Treasury Note Futures Call, Strike Price $113.00	December 2004	1,119	(255)
U.S. Treasury Note Futures Call, Strike Price $114.00	December 2004	1,073	82
U.S. Treasury Note Futures Call, Strike Price $114.00	March 2005	447	20
U.S. Treasury Note Futures Call, Strike Price $116.00	March 2005	361	97
U.S. Treasury Note Futures Put, Strike Price $110.50	November 2004	22	(3)
U.S. Treasury Note Futures Put, Strike Price $106.00	December 2004	783	546
U.S. Treasury Note Futures Put, Strike Price $108.00	December 2004	168	70
U.S. Treasury Note Futures Put, Strike Price $109.00	December 2004	178	60
U.S. Treasury Note Futures Put, Strike Price $109.00	December 2004	834	426
U.S. Treasury Note Futures Put, Strike Price $110.00	December 2004	731	(80)
U.S. Treasury Note Futures Put, Strike Price $112.00	December 2004	512	(130)
U.S. Treasury Note Futures Put, Strike Price $102.00	March 2005	259	139
U.S. Treasury Note Futures Put, Strike Price $109.00	March 2005	544	(83)

			$1,115

A	All or a portion of this security is on loan. See Note 4 to the financial statements.
B	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 4.15% of net assets.
C	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rates are the rates as of September 30, 2004.
D	Bond is in default at September 30, 2004.
E	Convertible security – Security may be converted into the issuer’s common stock.
F	Unit - A security which consists of a bond and warrants to purchase the common stock of the issuer.
G	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
H	Stripped security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
I	Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
J	When-issued security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
K	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
L	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
M	Denominated in euro currency.
N	Denominated in Canadian dollars.
O	Denominated in Swedish krona.
P	Options and futures are described in more detail in the notes to financial statements.
Q	Represents actual number of contracts.
R	All or a portion of this security is collateral to cover futures and option contracts.
N.M.—Not	meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

September 30, 2004 (Unaudited)

(Amounts in Thousands)

Western Asset Inflation Indexed Plus Bond Portfolio

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Long-Term Securities	100.3%

Corporate Bonds and Notes	0.7%

Investment Banking/Brokerage	0.7%
J.P. Morgan & Co. Incorporated		4.560%	2/15/12	$2,690	$2,905	A

Total Corporate Bonds and Notes (Identified Cost—$2,628)					2,905
Asset-Backed Securities	3.0%

Indexed SecuritiesA	3.0%
ACE Securities Corp. Home Equity Loan Trust 2003-HS1		2.210%	6/25/33	1,823	1,827
Ameriquest Mortgage Securities, Inc. 2002-5		2.310%	2/25/33	1,263	1,265
Ameriquest Mortgage Securities, Inc. 2002-AR3		2.210%	10/25/33	595	597
Bear Stearns Asset Backed Securities, Inc. 2003-ABF1		2.210%	1/25/34	1,664	1,666
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-4		2.210%	10/25/32	1,053	1,057
Countrywide Asset-Backed Certificates 2002-1		2.120%	8/25/32	171	171
EMC Mortgage Loan Trust ABS Security 2002-B		2.390%	11/25/41	2,480	2,487	B
EQCC Trust 2002-1		2.140%	11/25/31	673	674
Home Equity Mortgage Trust 2003-5		2.260%	1/15/34	1,186	1,189
Structured Asset Investment Loan Trust 2003-BC7		1.970%	7/25/33	246	246
Structured Asset Investment Loan Trust 2003-BC8		1.980%	8/25/10	789	789

Total Asset-Backed Securities (Identified Cost—$11,950)					11,968
Mortgage-Backed Securities	2.2%

Indexed SecuritiesA	2.2%
Credit Suisse First Boston Mortgage Securities Corp. 2003-TFLA1		2.030%	4/15/13	500	500	B
Crusade Global Trust 2003-2		2.100%	9/18/34	2,188	2,185	C
CS First Boston Mortgage Securities Corp. 2001-28		2.490%	11/25/31	1,758	1,764
GSRPM Mortgage Loan Trust Series 2003-2		2.540%	6/25/33	2,146	2,153
Merrill Lynch Mortgage Investors, Inc. 2003-F		2.904%	10/25/28	1,427	1,452
Residential Asset Mortgage Products, Inc. 2003-RS2		2.180%	3/25/33	597	598

Total Mortgage-Backed Securities (Identified Cost—$8,663)					8,652

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE
U.S. Government and Agency Obligations	90.6%

Fixed Rate Securities	3.4%
Tennessee Valley Authority		3.375%	1/15/07	$7,651		$8,143
United States Treasury Bonds		2.375%	1/15/25	5,074		5,286

						13,429

Indexed SecuritiesD	87.2%
United States Treasury Inflation-Protected Security		3.375%	1/15/07	16,522		17,652
United States Treasury Inflation-Protected Security		3.625%	1/15/08	19,163		21,016
United States Treasury Inflation-Protected Security		3.875%	1/15/09	26,380		29,697
United States Treasury Inflation-Protected Security		4.250%	1/15/10	26,355		30,587
United States Treasury Inflation-Protected Security		3.500%	1/15/11	31,625		35,795
United States Treasury Inflation-Protected Security		3.375%	1/15/12	15,873		17,985
United States Treasury Inflation-Protected Security		3.000%	7/15/12	25,736		28,498
United States Treasury Inflation-Protected Security		1.875%	7/15/13	24,462		24,878	E
United States Treasury Inflation-Protected Security		2.000%	1/15/14	29,205		29,904
United States Treasury Inflation-Protected Security		2.000%	7/15/14	9,044		9,244	E
United States Treasury Inflation-Protected Security		3.625%	4/15/28	33,247		42,185
United States Treasury Inflation-Protected Security		3.875%	4/15/29	42,538		56,423

						343,864

Total U.S. Government and Agency Obligations (Identified Cost—$343,198)						357,293
Foreign Government Obligations	3.8%

Fixed Rate Securities	2.2%
French Republic		1.600%	7/25/11	1,325	F	1,660

Indexed SecuritiesD	1.6%
Canadian Real Return Bond		3.000%	12/1/36	4,039	G	3,665
French Republic		2.500%	7/25/13	5,281	F	6,973
Kingdom of Sweden		3.500%	12/1/28	13,580	H	2,457

						13,095

Total Foreign Government Obligations (Identified Cost—$13,764)						14,755

Total Long-Term Securities (Identified Cost—$380,203)						395,573

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE
Investment of Proceeds From Securities Lending	2.7%
State Street Navigator Securities Lending Prime Portfolio				10,497	shs	$10,497

Total Investment of Proceeds From Securities Lending (Identified Cost—$10,497)						10,497
Short-Term Securities	0.4%

U.S. Government and Agency Obligations	N.M.
Fannie Mae		0.000%	4/1/05	$60		60	I,,J

Repurchase Agreements	0.4%
Deutsche Bank AG 1.85%, dated 9/30/04, to be repurchased at $802 on 10/1/04 (Collateral: $820 Federal Home Loan Bank bonds, 2.5%, due 4/11/06, value $818)				802		802
Goldman, Sachs & Company 1.85%, dated 9/30/04, to be repurchased at $770 on 10/1/04 (Collateral: $790 Fannie Mae notes, 1.875%, due 9/15/05, value $788)				770		770

						1,572

Total Short-Term Securities (Identified Cost—$1,631)						1,632
Total Investments (Identified Cost—$392,331)	103.4%					407,702
Obligation to Return Collateral for Securities Loaned	(2.7)%					(10,497)
Other Assets Less Liabilities	(0.7)%					(2,914)

Net Assets	100.0%					$394,291

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Inflation Indexed Plus Bond Portfolio—Continued

Semi-Annual Report to Shareholders

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedK
Eurodollar Futures	March 2005	76	$(31)

Futures Contracts WrittenK
U.S. Treasury Bond Futures	December 2004	8	$1

Options WrittenK
J.P. Morgan Swaption Call, Strike Price $100.00	October 2004	4,800,000	$27

A	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rates are the rates as of September 30, 2004.
B	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 0.76% of net assets.
C	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
D	Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
E	All or a portion of this security is on loan. See Note 4 to the financial statements.
F	Denominated in euro currency.
G	Denominated in Canadian dollar.
H	Denominated in Swedish krona.
I	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
J	Collateral to cover futures and options contracts.
K	Options and futures are described in more detail in the notes to financial statements.
N.M—Not	meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

September 30, 2004 (Unaudited)

(Amounts in Thousands)

Western Asset High Yield Portfolio

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Long-Term Securities	97.2%

Corporate Bonds and Notes	89.8%

Advertising	0.7%
Vertis Inc.		10.875%	6/15/09	$2,422	$2,604

Aerospace/Defense	1.5%
Armor Holdings, Inc.		8.250%	8/15/13	2,510	2,767
Esterline Technologies Corporation		7.750%	6/15/13	1,605	1,717
Hexcel Corporation		9.875%	10/1/08	736	824
Hexcel Corporation		9.750%	1/15/09	290	305

					5,613

Animal Hospitals	0.2%
Vicar Operating, Inc.		9.875%	12/1/09	580	641

Apparel	1.1%
Oxford Industries, Inc.		8.875%	6/1/11	1,484	1,610	A
Russell Corporation		9.250%	5/1/10	1,666	1,807
The William Carter Company		10.875%	8/15/11	585	657

					4,074

Auto and Automotive Parts	1.5%
Keystone Automotive Operations Inc.		9.750%	11/1/13	2,520	2,709
TRW Automotive		9.375%	2/15/13	1,899	2,170
TRW Automotive		11.000%	2/15/13	417	496

					5,375

Automotive Retailer	0.8%
Asbury Automotive Group Inc.		9.000%	6/15/12	2,827	2,983

Building Materials	3.7%
American Standard, Inc.		7.375%	2/1/08	31	34
Associated Materials Incorporated		11.250%	3/1/14	3,440	2,503	A,B
Atrium Companies, Inc.		10.500%	5/1/09	3,318	3,484
Interface, Inc.		7.300%	4/1/08	411	413
Interface, Inc.		10.375%	2/1/10	2,897	3,288
Nortek Holdings, Inc.		8.500%	9/1/14	3,570	3,739	A

					13,461

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Cable	3.4%
Charter Communications Holdings, LLC		9.625%	11/15/09	$2,220	$1,748
Charter Communications Holdings, LLC		10.250%	9/15/10	4,459	4,554
CSC Holdings Inc.		7.625%	4/1/11	2,450	2,582
CSC Holdings Inc.		7.875%	2/15/18	720	743
CSC Holdings Inc.		7.625%	7/15/18	1,138	1,161
LodgeNet Entertainment Corporation		9.500%	6/15/13	1,662	1,811

					12,599

Casino Resorts	2.9%
Inn of The Mountain Gods Resort and Casino		12.000%	11/15/10	2,840	3,252
Mandalay Resort Group		9.375%	2/15/10	200	230
MGM MIRAGE		8.500%	9/15/10	1,340	1,522
Mirage Resorts, Incorporated		7.250%	10/15/06	328	348
Premier Entertainment Biloxi Llc		10.750%	2/1/12	1,284	1,355
River Rock Entertainment		9.750%	11/1/11	1,750	1,842
Station Casinos, Inc.		6.000%	4/1/12	1,360	1,394
Station Casinos, Inc.		6.875%	3/1/16	360	370
Wynn Las Vegas LLC		12.000%	11/1/10	411	514

					10,827

Chemicals	4.5%
FMC Corporation		10.250%	11/1/09	1,896	2,213
Georgia Gulf Corporation		7.625%	11/15/05	17	18
Huntsman International LLC		10.125%	7/1/09	2,262	2,375
Lyondell Chemical Company		9.625%	5/1/07	3,537	3,851
MacDermid, Incorporated		9.125%	7/15/11	1,991	2,220
Millennium America Inc.		7.000%	11/15/06	121	125
Millennium America Inc.		9.250%	6/15/08	1,968	2,170
Nalco Co.		7.750%	11/15/11	1,060	1,124
Nalco Co.		8.875%	11/15/13	1,000	1,075
Westlake Chemical Corporation		8.750%	7/15/11	1,202	1,349

					16,520

Coal	0.8%
Alpha Natural Resources LLC		10.000%	6/1/12	2,560	2,822	A

Containers and Packaging	3.1%
Graham Packaging Company Lp		9.875%	10/15/14	1,620	1,659	A
Graphic Packaging International Corp.		9.500%	8/15/13	1,840	2,102
Owens Brockway Glass Containers		8.750%	11/15/12	2,330	2,586
Owens-Illinois, Inc.		7.500%	5/15/10	730	746

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Containers and Packaging—Continued
Smurfit-Stone Container Corporation		8.250%	10/1/12	$1,380	$1,522
Solo Cup Company		8.500%	2/15/14	2,880	2,837

					11,452

Diversified Services	0.8%
SPX Corporation		7.500%	1/1/13	3,020	3,069

Electric	3.1%
Midwest Generation Llc		8.750%	5/1/34	1,840	2,006
Nevada Power Company		6.500%	4/15/12	1,700	1,755	A
Orion Power Holdings, Inc.		12.000%	5/1/10	2,383	2,979
The AES Corporation		10.000%	7/15/05	148	150	A
The AES Corporation		8.750%	5/15/13	150	169	A
The AES Corporation		9.000%	5/15/15	3,905	4,403	A

					11,462

Electronics	1.0%
BRL Universal Equipment 2001 A., L.P.		8.875%	2/15/08	1,010	1,076
Rayovac Corporation		8.500%	10/1/13	1,180	1,280
Viasystems Inc.		10.500%	1/15/11	1,540	1,463

					3,819

Energy	3.0%
Calpine Corporation		7.625%	4/15/06	2,090	1,933
Calpine Corporation		8.625%	8/15/10	592	385
Calpine Corporation		9.875%	12/1/11	930	730	A
Calpine Corporation		8.750%	7/15/13	2,050	1,548	A
Calpine Generating Co. LLC		11.500%	4/1/11	1,780	1,557	A
Calpine Generating Co. LLC		10.250%	4/1/11	1,220	1,098	A,C
Midwest Generation LLC		8.560%	1/2/16	1,260	1,323
NRG Energy, Inc.		8.000%	12/15/13	2,442	2,616	A

					11,190

Entertainment	1.2%
Cinemark, Inc.		0.000%	3/15/14	2,710	1,863	D
Loews Cineplex Entertainment Corporation		9.000%	8/1/14	1,160	1,198	A
Six Flags, Inc.		9.750%	4/15/13	1,445	1,365

					4,426

PORTFOLIO OF INVESTMENTS—Continued

Western Asset High Yield Portfolio—Continued

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Environmental Services	1.4%
Allied Waste North America Incorporated		8.875%	4/1/08	$951	$1,032
Allied Waste North America Incorporated		8.500%	12/1/08	1,125	1,220
Capital Environment Resource, Inc.		9.500%	4/15/14	3,030	2,879	A
Safety-Kleen Corp.		9.250%	5/15/09	1,418	78	E

					5,209

Food, Beverage and Tobacco	0.9%
Cott Beverages Incorporated		8.000%	12/15/11	1,296	1,416
Domino’s, Inc.		8.250%	7/1/11	1,778	1,925

					3,341

Gaming	1.5%
Argosy Gaming Company		9.000%	9/1/11	1,408	1,581
Isle of Capri Casinos, Inc.		9.000%	3/15/12	1,030	1,143
Mohegan Tribal Gaming Authority		8.000%	4/1/12	1,000	1,105
Pinnacle Entertainment, Inc.		9.250%	2/15/07	1,597	1,637

					5,466

Gas and Pipeline Utilities	3.7%
ANR Pipeline, Inc.		8.875%	3/15/10	243	273
ANR Pipeline, Inc.		9.625%	11/1/21	1,604	1,909
Colorado Interstate Gas Company		10.000%	6/15/05	400	420
Dynegy Holdings Inc.		10.125%	7/15/13	3,995	4,594	A
GulfTerra Energy Partners, L.P.		10.625%	12/1/12	331	416
Northwest Pipelines Corporation		8.125%	3/1/10	851	954
Sonat Inc.		6.875%	6/1/05	430	435
Southern Natural Gas Company		8.875%	3/15/10	1,775	1,997
The Williams Companies, Inc.		8.750%	3/15/32	1,554	1,737
Transcontinental Gas Pipeline Corporation		8.875%	7/15/12	698	849

					13,584

Health Care	2.1%
Ardent Health Services		10.000%	8/15/13	2,350	2,374
Equinox Holdings Inc		9.000%	12/15/09	1,620	1,669
Tenet Healthcare Corporation		9.875%	7/1/14	3,519	3,677	A

					7,720

Homebuilding	0.6%
Beazer Homes USA, Inc.		8.625%	5/15/11	500	552
D.R. Horton Inc.		8.500%	4/15/12	470	531
Schuler Homes, Inc.		9.375%	7/15/09	418	458
Schuler Homes, Inc.		10.500%	7/15/11	430	494

					2,035

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Investment Banking/Brokerage	0.5%
Refco Finance Inc		9.000%	8/1/12	$1,740	$1,857	A

Lodging/Hotels	1.2%
Host Marriott Corporation		9.250%	10/1/07	135	151
Host Marriott LP		9.500%	1/15/07	2,190	2,425
La Quinta Inns, Inc.		7.000%	8/15/07	375	396
La Quinta Inns, Inc.		8.875%	3/15/11	1,130	1,266

					4,238

Machinery	2.1%
Case New Holland Incorporated		9.250%	8/1/11	1,600	1,792	A
Case New Holland Incorporated		9.250%	8/1/11	1,640	1,837	A
Grant Prideco, Inc.		9.000%	12/15/09	922	1,030
Hanover Compressor Company		8.625%	12/15/10	687	746
Joy Global Inc.		8.750%	3/15/12	1,340	1,514
Terex Corporation		9.250%	7/15/11	750	840

					7,759

Manufacturing (Diversified)	3.1%
Ames True Temper		10.000%	7/15/12	1,720	1,756	A
Jacuzzi Brands Incorporated		9.625%	7/1/10	3,351	3,703
Koppers Inc.		9.875%	10/15/13	2,300	2,541
MMI Products, Inc.		11.250%	4/15/07	1,780	1,798
Samsonite Corporation		8.875%	6/1/11	1,660	1,735	A

					11,533

Media	2.6%
EchoStar DBS Corporation		4.850%	10/1/08	1,880	1,951	C
EchoStar DBS Corporation		6.625%	10/1/14	1,870	1,858	A
Lamar Media Corporation		7.250%	1/1/13	1,560	1,677
Paxson Communications Corporation		10.750%	7/15/08	320	322
Paxson Communications Corporation		0.000%	1/15/09	237	203	D
PRIMEDIA Inc.		7.086%	5/15/10	900	904	A
Sinclair Broadcast Group, Inc.		8.750%	12/15/11	730	792
Warner Music Group		7.375%	4/15/14	1,800	1,863	A

					9,570

Medical Care Facilities	1.2%
Extendicare Health Services, Inc.		9.500%	7/1/10	981	1,101
HCA Inc.		8.750%	9/1/10	1,330	1,559
HCA Inc.		7.875%	2/1/11	546	618
HCA Inc.		9.000%	12/15/14	818	996

					4,274

PORTFOLIO OF INVESTMENTS—Continued

Western Asset High Yield Portfolio—Continued

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Medical Products	0.5%
Fresenius Medical Care Capital Trust II		7.875%	2/1/08	$1,667	$1,821	F

Medical Supplies and Services	0.2%
AmeriPath Inc.		10.500%	4/1/13	796	812

Metals	0.5%
Century Aluminum Company		7.500%	8/15/14	1,680	1,768	A

Oil and Gas	7.3%
Amerigas Partners LP		8.875%	5/20/11	602	664
Belden Blake Corporation		8.750%	7/15/12	2,000	2,130	A
Chesapeake Energy Corporation		8.375%	11/1/08	614	669
Chesapeake Energy Corporation		9.000%	8/15/12	1,346	1,538
El Paso CGP Co.		7.750%	6/15/10	2,068	2,068
El Paso Corporation		6.950%	12/15/07	465	467
El Paso Corporation		7.875%	6/15/12	1,270	1,261
El Paso Corporation		7.800%	8/1/31	1,020	895
El Paso Corporation		7.750%	1/15/32	1,050	916
El Paso Energy Partners		8.500%	6/1/11	143	161
El Paso Production Holding Company		7.750%	6/1/13	590	591
Evergreen Resources, Inc.		5.875%	3/15/12	695	716
Ferrellgas Partners, L.P.		8.750%	6/15/12	80	88
Ferrellgas, L.P.		6.750%	5/1/14	1,070	1,091
KCS Energy, Inc.		7.125%	4/1/12	1,150	1,202
Pacific Energy Partners		7.125%	6/15/14	870	942	A
Parker Drilling Company		10.125%	11/15/09	511	542
Parker Drilling Company		6.540%	9/1/10	1,630	1,634	A,C
Plains Exploration & Production Company		7.125%	6/15/14	1,340	1,437	A
Pride International, Inc.		7.375%	7/15/14	1,610	1,787	A
SESI, LLC		8.875%	5/15/11	1,375	1,502
Suburban Propane Partners LP		6.875%	12/15/13	1,720	1,772
Vintage Petroleum, Inc.		7.875%	5/15/11	522	559
Vintage Petroleum, Inc.		8.250%	5/1/12	1,860	2,069

					26,701

Paper and Forest Products	1.8%
Georgia-Pacific Corp		9.500%	12/1/11	1,803	2,231
Georgia-Pacific Corp.		9.375%	2/1/13	3,117	3,670
Georgia-Pacific Corp.		7.700%	6/15/15	46	53

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Paper and Forest Products—Continued
Georgia-Pacific Corp.		7.750%	11/15/29	$67	$72
Georgia-Pacific Corp.		8.875%	5/15/31	540	655

					6,681

Pharmaceuticals	0.4%
Leiner Health Products Inc.		11.000%	6/1/12	1,320	1,403	A

Publishing	0.4%
Dex Media East LLC		12.125%	11/15/12	1,167	1,453

Real Estate	0.6%
Forest City Enterprises, Inc.		7.625%	6/1/15	255	268
Ventas Realty, Limited Partnership		8.750%	5/1/09	1,156	1,289
Ventas Realty, Limited Partnership		9.000%	5/1/12	412	469

					2,026

Rental and Lease Services (Commercial)	0.7%
NationsRent Inc.		9.500%	10/15/10	2,430	2,637

Retail	1.8%
American Achievement Corp.		8.250%	4/1/12	630	662	A
Hollywood Entertainment Corporation		9.625%	3/15/11	349	373
Norcraft Companies		9.000%	11/1/11	2,570	2,801	A
Stater Bros. Holdings Inc.		5.380%	6/15/10	1,040	1,056	A,C
Toys “R” Us, Inc.		7.875%	4/15/13	1,690	1,686

					6,578

Special Purpose	7.5%
Alamosa Incorporated		11.000%	7/31/10	1,673	1,895
Dennys Holdings, Inc.		10.000%	10/1/12	1,750	1,757	A
H & E Equipment Services LLC		11.125%	6/15/12	1,910	1,967
Huntsman Advanced Materials LLC		11.000%	7/15/10	340	394	A
Jostens IH Corporation		7.625%	10/1/12	2,680	2,693
Midland Funding II		11.750%	7/23/05	423	448
Milacron Escrow Corporation		11.500%	5/15/11	2,104	2,230	A
Norcraft Holdings LP		0.000%	9/1/12	1,150	834	A,D
Qwest Capital Funding, Inc.		7.000%	8/3/09	936	857
Rainbow National Services Llc		8.750%	9/1/12	930	965	A
Rainbow National Services Llc		10.375%	9/1/14	1,720	1,802	A
Sensus Metering Systems Inc.		8.625%	12/15/13	2,599	2,651

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Special Purpose—Continued
The Williams Companies, Inc. Credit-Linked Certificates		6.750%	4/15/09	$1,590	$1,658	A
Transdigm Funding Corp.		8.375%	7/15/11	1,480	1,584
UCAR Finance Inc.		10.250%	2/15/12	2,251	2,577
UGS Corporation		10.000%	6/1/12	1,460	1,591	A
WII Components, Inc.		10.000%	2/15/12	1,730	1,678

					27,581

Steel Producers	1.0%
AK Steel Corporation		7.750%	6/15/12	1,010	987
Ispat Inland Ulc		9.750%	4/1/14	2,380	2,624

					3,611

Steel Products	0.3%
Allegheny Technologies, Inc.		8.375%	12/15/11	1,160	1,235

Storage Facilities	0.6%
Mobile Mini, Inc.		9.500%	7/1/13	1,937	2,150

Telecommunications	6.2%
AT&T Corp.		8.050%	11/15/11	1,260	1,410
AT&T Corp.		8.750%	11/15/31	1,210	1,319
Cincinnati Bell Inc.		7.250%	7/15/13	657	632
Cincinnati Bell Inc.		8.375%	1/15/14	3,295	3,007
Crown Castle International Corp.		9.375%	8/1/11	1,490	1,713
Crown Castle International Corp.		10.750%	8/1/11	370	412
GTE Hawaiian Telephone Company, Inc.		7.000%	2/1/06	520	536
GTE Hawaiian Telephone Company, Inc.		7.375%	9/1/06	390	406
Insight Midwest, L.P.		10.500%	11/1/10	1,040	1,139
MCI Inc.		5.908%	5/1/07	274	272
MCI Inc.		6.688%	5/1/09	1,974	1,903
MCI Inc.		7.735%	5/1/14	235	223
Qwest Communications International Inc.		7.250%	2/15/11	1,820	1,724	A
Qwest Corporation		7.875%	9/1/11	2,730	2,832	A
Qwest Services Corporation		14.000%	12/15/10	4,540	5,300	A

					22,828

Telecommunications (Cellular/Wireless)	2.7%
Centennial Communications Corporation		8.625%	2/1/14	2,220	2,117	A
Nextel Communications, Inc.		5.250%	1/15/10	843	840	G

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Telecommunications (Cellular/Wireless)—Continued
Nextel Communications, Inc.		7.375%	8/1/15	$2,285	$2,456
Rural Cellular Corporation		8.250%	3/15/12	1,380	1,404	A
SBA Communications Corporation		0.000%	12/15/11	2,210	1,790	D
US Unwired Inc.		10.000%	6/15/12	1,320	1,370

					9,977

Transportation	2.4%
Continental Airlines, Inc.		7.373%	6/15/17	794	623
Gulfmark Offshore, Inc.		7.750%	7/15/14	1,890	1,914	A
Horizon Lines, LLC		9.000%	11/1/12	1,340	1,414	A
Kansas City Southern Railway		9.500%	10/1/08	3,339	3,656
OMI Corporation		7.625%	12/1/13	1,319	1,353

					8,960

Water Utilities	0.7%
National Waterworks, Inc.		10.500%	12/1/12	2,130	2,418

Total Corporate Bonds and Notes (Identified Cost—$319,533)					330,163
Yankee BondsH	6.9%

Building Materials	0.2%
North American Energy Partners		8.750%	12/1/11	710	692	A

Chemicals	1.4%
Rhodia SA		10.250%	6/1/10	2,360	2,442
Rhodia SA		8.875%	6/1/11	3,093	2,691

					5,133

Foreign Governments	0.3%
Federative Republic of Brazil		14.500%	10/15/09	800	1,032

Manufacturing (Diversified)	0.1%
Tyco International Group SA		6.375%	10/15/11	325	359

Media	0.8%
Kabel Deutschland GmbH		10.625%	7/1/14	2,685	2,927	A

Oil and Gas	0.7%
Western Oil Sands Inc.		8.375%	5/1/12	2,335	2,691

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE
Yankee Bonds—Continued

Paper and Forest Products	1.0%
Abitibi Consolidated Inc.		5.380%	6/15/11	$1,560		$1,576	C
Abitibi-Consolidated Inc.		8.550%	8/1/10	1,090		1,169
Smurfit Capital Funding PLC		6.750%	11/20/05	1,000		1,030

						3,775

Services	0.4%
Compagnie Generale de Geophysique S.A.		10.625%	11/15/07	1,454		1,540

Special Purpose	0.4%
Calpine Canada Energy Finance		8.500%	5/1/08	569		393
Gemstone Investors Limited		7.710%	10/31/04	420		420	A
Yell Finance BV		10.750%	8/1/11	371		430

						1,243

Telecommunications	0.9%
Inmarsat Finance PLC		7.625%	6/30/12	2,320		2,303	A
Nortel Networks Ltd.		6.125%	2/15/06	950		969

						3,272

Telecommunications (Cellular/Wireless)	0.4%
Rogers Wireless Communications Inc.		9.625%	5/1/11	1,416		1,579

Transportation	0.3%
Teekay Shipping Corporation		8.875%	7/15/11	1,195		1,352

Total Yankee Bonds (Identified Cost—$24,898)						25,595
Common Stocks	0.1%

Engineering and Construction	0.1%
Washington Group International, Inc.				8	shs	277	I

Total Common Stocks (Identified Cost—$51)						277
Preferred Stocks	0.3%

Industrial Conglomerates	N.M.
High Voltage Engineering Corporation				0.2		2	J

Media	0.2%
Paxson Communications Corporation				0.1		750	J

Telecommunications (Cellular/Wireless)	0.1%
Rural Cellular Corporation				3		268	J

Total Preferred Stocks (Identified Cost—$1,312)						1,020

Semi-Annual Report to Shareholders

	% OF NET ASSETS	PAR/ SHARES		VALUE
Warrants	0.1%
American Tower Corporation		1	wts	$139	A,I
Horizon PCS, Inc.		1		0	A,I
Next Generation Network, Inc.		3		0	I
Washington Group International, Series A		5		42	I
Washington Group International, Series B		6		33	I
Washington Group International, Series C		3		17	I

Total Warrants (Identified Cost—$75)				231

Total Long-Term Securities (Identified Cost—$345,869)				357,286
Total Investments (Identified Cost—$345,869)	97.2%			357,286
Other Assets Less Liabilities	2.8%			10,107

Net Assets	100.0%			$367,393

A	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 27.85% of net assets.
B	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
C	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rates are the rates as of September 30, 2004.
D	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
E	Bond is in default at September 30, 2004.
F	Unit – A security which consists of a bond and warrants to purchase the common stock of the issuer.
G	Convertible bond – Bond may be converted into the issuer’s common stock.
H	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
I	Non-income producing.
J	Pay-in-Kind (“PIK”) security – A bond in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.

See notes to financial statements.

PORTFOLIO OF INVESTMENTS—Continued

Western Asset High Yield Portfolio—Continued

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

September 30, 2004 (Unaudited)

(Amounts in Thousands)

Western Asset Non-U.S. Opportunity Bond Portfolio

	% OF NET ASSETS	RATE	MATURITY DATE	PARA	VALUE
Long-Term Securities	85.0%

British Sterling	2.3%

Corporate Bonds and Notes	0.7%
Halifax plc		6.375%	4/3/08	200	$375
Landesbank Hessen-Thueringen Girozentrale		5.375%	3/7/12	200	363

					738

Government Obligations	1.6%
United Kingdom Treasury Stock		5.000%	3/7/12	840	1,540

Total British Sterling					2,278
Danish Krone	5.2%

Corporate Bonds and Notes	0.5%
Realkredit Danmark A/S		5.000%	10/1/35	2,849	469

Government Obligations	4.7%
Kingdom of Denmark		5.000%	11/15/13	26,000	4,633

Total Danish Krone					5,102
Euro	67.6%

Corporate Bonds and Notes	9.2%
Bank Nederlandse Gemeenten NV		5.625%	10/25/10	1,850	2,550
Bank of Scotland		5.125%	12/5/13	545	721
Caisse de Refinancement L’ Habitat		4.200%	4/25/11	2,000	2,545
CAM International		5.750%	4/3/12	400	528
Kreditanstalt fuer Wiederaufbau		5.250%	1/4/10	1,800	2,439
ING Verzekeringen NV		6.250%	6/21/21	190	263

					9,046

U.S. Government and Agency Obligations	1.2%
Freddie Mac		5.750%	9/15/10	900	1,240

Government Obligations	57.2%
Federal Republic of Germany		5.000%	2/17/06	9,500	12,210
Federal Republic of Germany		4.250%	1/4/14	4,400	5,594
Federal Republic of Germany		5.500%	1/4/31	3,350	4,710
Finland Republic		5.375%	7/4/13	3,250	4,471
French Republic		5.750%	10/25/32	2,600	3,782
Hellenic Republic		6.500%	10/22/19	2,600	3,914
Kingdom of Spain		5.750%	7/30/32	2,600	3,771
Kingdom of the Netherlands		5.500%	1/15/28	2,950	4,123

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PARA	VALUE
Euro—Continued

Government Obligations—Continued
Republic of Austria		3.800%	10/20/13	3,650	$4,481	B
Republic of Italy		2.750%	2/1/06	7,510	9,366

					56,422

Total Euro					66,708
Swedish Krona	9.9%

Corporate Bonds and Notes	6.1%
AB Spintab		6.000%	4/20/09	18,000	2,676
Stadshypotek AB		6.000%	3/18/09	23,000	3,418

					6,094

Government Obligations	3.8%
Kingdom of Sweden		5.500%	10/8/12	25,000	3,731

Total Swedish Krona					9,825

Total Long-Term Securities (Identified Cost—$72,408)					83,913
Short-Term Securities	13.0%

Repurchase Agreements	13.0%
Deutsch Bank AG 1.85%, dated 9/30/04, to be repurchased at $7,100 on 10/1/04 (Collateral: $7,112 Fannie Mae notes, 4.61%, due 10/10/13, value $7,398)				$7,100	7,100
Nomura Securities Co. Ltd. 1.89%, dated 9/30/04, to be repurchased at $5,683 on 10/1/04 (Collateral: $5,815 Federal Home Loan Bank bonds, 2.379%, due 7/16/18, value $5,806)				5,683	5,683

Total Short-Term Securities (Identified Cost—$12,783)					12,783
Total Investments (Identified Cost—$85,191)	98.0%				96,696
Other Assets Less Liabilities	2.0%				2,014

Net Assets	100.0%				$98,710

A	Securities are grouped by the currencies in which they were issued, and the par amounts are also in the issuance currency of the security.
B	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. This security represents 4.53% of net assets.

See notes to financial statements.

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Non-U.S. Opportunity Bond Portfolio—Continued

Semi-Annual Report to Shareholders

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2004 (Unaudited)

(Amounts in Thousands)

Western Asset Limited Duration Bond Portfolio

Assets:
Investment securities at market value (identified cost—$37,444)	$37,462
Short-term securities at value (identified cost—$6,555)	6,555

Total investments		$44,017
Cash		1
Receivable for:
Securities sold		352
Interest income		176

		44,546

Liabilities:
Payable for:
Securities purchased	1,474
Income distribution	3
Futures variation margin	1
Due to manager	4
Accrued expenses	18

		1,500

Net Assets		$43,046

Net assets consist of:
Accumulated paid-in-capital applicable to:
4,305 Institutional Class shares outstanding	$42,984
Under/(Over) distributed net investment income	(9)
Accumulated net realized gain/(loss) on investments, options and futures	53
Unrealized appreciation/(depreciation) of investments, options and futures	18

Net Assets		$43,046

Net Asset Value Per Share:
Institutional Class		$10.00

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENTS OF ASSETS AND LIABILITIES—Continued

Western Asset Intermediate Bond Portfolio

Assets:
Investment securities at market value (identified cost—$691,272)	$698,233
Short-term securities at value (identified cost—$42,958)	42,942

Total investments		$741,175
Cash		116
Swap contracts		28
Receivable for:
Securities sold		14,877
Fund shares sold		1,561
Dividend and interest income		5,567
Futures variation margin		24

		763,348

Liabilities:
Obligation to return collateral for securities loaned	150,568
Options written (proceeds—$71)	6
Payable for:
Securities purchased	13,444
Fund shares repurchased	4
Income distribution	67
Due to manager	195
Accrued expenses	106

		164,390

Net Assets		$598,958

Net assets consist of:
Accumulated paid-in-capital applicable to:
56,274 Institutional Class shares outstanding	$589,691
Under/(Over) distributed net investment income	43
Accumulated net realized gain/(loss) on investments, options, futures and swaps	1,908
Unrealized appreciation/(depreciation) of investments, options, futures and swaps	7,316

Net Assets		$598,958

Net Asset Value Per Share:
Institutional Class		$10.64

See notes to financial statements.

Semi-Annual Report to Shareholders

Western Asset Intermediate Plus Bond Portfolio

Assets:
Investment securities at market value (identified cost—$12,117)	$12,159
Short-term securities at value (identified cost—$1,927)	1,927

Total investments		$14,086
Cash		35
Swap contracts		5
Receivable for:
Securities sold		5,315
Interest income		116

		19,557

Liabilities:
Options written (proceeds—$1)	—A
Payable for securities purchased	5,893
Depreciation of forward contracts	19
Accrued expenses	40

		5,952

Net Assets		$13,605

Net assets consist of:
Accumulated paid-in-capital applicable to:
1,366 Institutional Class shares outstanding	$13,714
Under/(Over) distributed net investment income	(6)
Accumulated net realized gain/(loss) on investments, options, futures, swaps and foreign currency transactions	(132)
Unrealized appreciation/(depreciation) of investments, options, futures, swaps and foreign currency translations	29

Net Assets		$13,605

Net Asset Value Per Share:
Institutional Class		$9.96

A	Amount less than $1.

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENTS OF ASSETS AND LIABILITIES—Continued

Western Asset Core Bond Portfolio

Assets:
Investment securities at market value (identified cost—$2,698,758)	$2,730,358
Short-term securities at value (identified cost—$977,308)	977,497

Total investments		$3,707,855
Swap contracts		1,346
Receivable for:
Securities sold		30,928
Fund shares sold		9,880
Dividend and interest income		17,210

		3,767,219

Liabilities:
Obligation to return collateral for securities loaned	673,075
Options written (proceeds—$5,077)	4,430
Payable for:
Securities purchased	305,758
Fund shares repurchased	1,109
Income distribution	524
Interest expense	714
Futures variation margin	550
Due to manager and distributor	956
Accrued expenses	450

		987,566

Net Assets		$2,779,653

Net assets consist of:
Accumulated paid-in-capital applicable to:
228,665 Institutional Class shares outstanding	$2,582,736
13,356 Financial Intermediary Class shares outstanding	152,204
Under/(Over) distributed net investment income	(1,917)
Accumulated net realized gain/(loss) on investments, options, futures and swaps	14,180
Unrealized appreciation/(depreciation) of investments, options, futures and swaps	32,450

Net Assets		$2,779,653

Net Asset Value Per Share:
Institutional Class		$11.49

Financial Intermediary Class		$11.49

See notes to financial statements.

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio

Assets:
Investment securities at market value (identified cost—$3,716,969)	$3,815,916
Short-term securities at value (identified cost—$1,542,445)	1,544,362

Total investments		$5,360,278
Cash and foreign currencies		83,417
Swap contracts		3,561
Receivable for:
Securities sold		562
Fund shares sold		21,775
Dividend and interest income		29,666
Futures variation margin		2,127

		5,501,386

Liabilities:
Obligation to return collateral for securities loaned	943,250
Options written (proceeds—$7,504)	6,389
Payable for:
Securities purchased	533,531
Fund shares repurchased	5,054
Interest expense	1,045
Income distribution	1,520
Due to manager and distributor	1,284
Depreciation of forward contracts	4,585
Accrued expenses	556

		1,497,214

Net Assets		$4,004,172

Net assets consist of:
Accumulated paid-in-capital applicable to:
370,059 Institutional Class shares outstanding	$3,800,870
7,695 Financial Intermediary Class shares outstanding	81,283
Under/(Over) distributed net investment income	(19,067)
Accumulated net realized gain/(loss) on investments, options, futures, swaps and foreign currency transactions	29,949
Unrealized appreciation/(depreciation) of investments, options, futures, swaps and foreign currency translations	111,137

Net Assets		$4,004,172

Net Asset Value Per Share:
Institutional Class		$10.60

Financial Intermediary Class		$10.60

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENTS OF ASSETS AND LIABILITIES—Continued

Western Asset Inflation Indexed Plus Bond Portfolio

Assets:
Investment securities at market value (identified cost—$390,700)	$406,070
Short-term securities at value (identified cost—$1,631)	1,632

Total investments		$407,702
Cash		646
Receivable for:
Fund shares sold		400
Interest income		2,945
Futures variation margin		3

		411,696

Liabilities:
Obligation to return collateral for securities loaned	10,497
Options written (proceeds—$31)	4
Payable for:
Securities purchased	6,537
Fund shares repurchased	4
Income distribution	13
Due to manager	63
Depreciation of forward contracts	220
Accrued expenses	67

		17,405

Net Assets		$394,291

Net assets consist of:
Accumulated paid-in-capital applicable to: 37,135 Institutional Class shares outstanding	$384,154
Under/(Over) distributed net investment income	(8)
Accumulated net realized gain/(loss) on investments, options, futures, swaps and foreign currency transactions	(5,014)
Unrealized appreciation/(depreciation) of investments, options, futures, swaps and foreign currency translations	15,159

Net Assets		$394,291

Net Asset Value Per Share:
Institutional Class		$10.62

See notes to financial statements.

Semi-Annual Report to Shareholders

Western Asset High Yield Portfolio

Assets:
Investment securities at market value (identified cost—$345,869)		$357,286
Cash		475
Receivable for:
Securities sold		16,215
Dividend and interest income		8,299

		382,275

Liabilities:
Payable for securities purchased	$14,614
Due to manager	173
Accrued expenses	95

		14,882

Net Assets		$367,393

Net assets consist of:
Accumulated paid-in-capital applicable to:
34,964 Institutional Class shares outstanding	$352,909
Under/(Over) distributed net investment income	5,704
Accumulated net realized gain/(loss) on investments	(2,637)
Unrealized appreciation/(depreciation) of investments	11,417

Net Assets		$367,393

Net Asset Value Per Share:
Institutional Class		$10.51

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENTS OF ASSETS AND LIABILITIES—Continued

Western Asset Non U.S. Opportunity Bond Portfolio

Assets:
Investment securities at market value (identified cost—$72,408)	$83,913
Short-term securities at value (identified cost—$12,783)	12,783

Total investments		$96,696
Cash and foreign currencies		923
Receivable for:
Securities sold		2
Dividend and interest income		2,435

		100,056

Liabilities:
Due to manager	68
Depreciation of forward contracts	1,253
Accrued expenses	25

		1,346

Net Assets		$98,710

Net assets consist of:
Accumulated paid-in-capital applicable to:
9,508 Institutional Class shares outstanding	$96,840
Under/(Over) distributed net investment income	(11,850)
Accumulated net realized gain/(loss) on investments, options, futures and foreign currency transactions	3,402
Unrealized appreciation/(depreciation) of investments, options, futures and foreign currency translations	10,318

Net Assets		$98,710

Net Asset Value Per Share:
Institutional Class		$10.38

See notes to financial statements.

[This Page Intentionally Left Blank]

Semi-Annual Report to Shareholders

STATEMENT OF OPERATIONS

(Amounts in Thousands) (Unaudited)

	SIX MONTHS ENDED SEPTEMBER 30, 2004
	WESTERN ASSET LIMITED DURATION BOND PORTFOLIO	WESTERN ASSET INTERMEDIATE BOND PORTFOLIO	WESTERN ASSET INTERMEDIATE PLUS BOND PORTFOLIO
Investment Income:
Interest	$434	$11,824	$196
Dividends	—	160	—

Total income	434	11,984	196

Expenses:
Advisory fee	57	1,166	21
Distribution and service fees:
Financial Intermediary Class	N/A	N/A	N/A
Audit and legal fees	16	37	28
Custodian fees	36	71	21
Directors’ fees and expenses	1	26	1
Registration fees	3	12	2
Reports to shareholders	—	8	2
Transfer agent and shareholder servicing expense:
Institutional Class	6	17	8
Financial Intermediary Class	N/A	N/A	N/A
Other expenses	1	10	1

	120	1,347	84
Less: Fees waived	(54)	(34)	(59)
Compensating balance credits	—	(1)	(1)

Total expenses, net of waivers and compensating balance credits	66	1,312	24

Net Investment Income	368	10,672	172

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on:
Investments	57	644	(151)
Options	2	1,338	2
Futures	—	147	29
Foreign currency transactions	N/A	N/A	(15)
Swaps	—	50	3

	59	2,179	(132)

Change in unrealized gain/(loss) on:
Investments	(232)	(6,284)	28
Assets and liabilities denominated in foreign currency	N/A	N/A	1

	(232)	(6,284)	29

Net Realized and Unrealized Gain/(Loss) on Investments	(173)	(4,105)	(103)

Change in Net Assets Resulting From Operations	$195	$6,567	$69

N/A—Not applicable.

See notes to financial statements.

Semi-Annual Report to Shareholders

SIX MONTHS ENDED SEPTEMBER 30, 2004
WESTERN ASSET CORE BOND PORTFOLIO	WESTERN ASSET CORE PLUS BOND PORTFOLIO	WESTERN ASSET INFLATION INDEXED PLUS BOND PORTFOLIO	WESTERN ASSET HIGH YIELD PORTFOLIO	WESTERN ASSET NON-U.S. OPPORTUNITY BOND PORTFOLIO

$48,004	$66,675	$9,361	$12,330	$1,751
705	187	—	60	—

48,709	66,862	9,361	12,390	1,751

5,103	7,143	356	893	217

160	19	N/A	N/A	N/A
60	95	29	29	17
229	408	53	55	58
81	107	16	9	4
94	101	9	27	5
22	15	3	3	2

13	56	11	9	7
49	—	N/A	N/A	N/A
46	68	6	6	2

5,857	8,012	483	1,031	312
—	(153)	(37)	—	(46)
(3)	(15)	(1)	(6)	(1)

5,854	7,844	445	1,025	265

42,855	59,018	8,916	11,365	1,486

8,621	15,115	(3,533)	1,547	201
(2,226)	6,212	66	—	(554)
3,484	8	(446)	—	795
N/A	3,960	(22)	—	2,959
7,763	11,109	4	—	—

17,642	36,404	(3,931)	1,547	3,401

(19,221)	(6,472)	(1,713)	4,166	(972)
N/A	(2,346)	4	—	(2,214)

(19,221)	(8,818)	(1,709)	4,166	(3,186)

(1,579)	27,586	(5,640)	5,713	215

$41,276	$86,604	$3,276	$17,078	$1,701

Semi-Annual Report to Shareholders

STATEMENT OF CHANGES IN NET ASSETS

(Amounts in Thousands) (Unaudited)

	WESTERN ASSET LIMITED DURATION BOND PORTFOLIO		WESTERN ASSET INTERMEDIATE BOND PORTFOLIO		WESTERN ASSET INTERMEDIATE PLUS BOND PORTFOLIO
	SIX MONTHS ENDED 9/30/04	PERIOD ENDED 3/31/04A	SIX MONTHS ENDED 9/30/04	YEAR ENDED 3/31/04	PERIOD ENDED 9/30/04B
Change in Net Assets:
Net investment income	$368	$206	$10,672	$22,550	$172

Net realized gain/(loss) on investments, options, futures, swaps and foreign currency transactions	59	(6)	2,179	16,937	(132)

Change in unrealized appreciation/ (depreciation) of investments, options, futures, swaps and assets and liabilities denominated in foreign currencies	(232)	250	(6,284)	2,068	29

Change in net assets resulting from operations	195	450	6,567	41,555	69

Distributions to Shareholders:
From net investment income:
Institutional Class	(377)	(206)	(10,711)	(22,411)	(178)
Financial Intermediary Class	N/A	N/A	N/A	N/A	N/A

From net realized gain on investments:
Institutional Class	—	—	(15,309)	(13,489)	—
Financial Intermediary Class	N/A	N/A	N/A	N/A	N/A

Change in net assets from:
Fund share transactions:
Institutional Class	17,046	25,938	31,182	41,700	13,714
Financial Intermediary Class	N/A	N/A	N/A	N/A	N/A

Change in net assets	16,864	26,182	11,729	47,355	13,605

Net Assets:
Beginning of period	26,182	—	587,229	539,874	—

End of period	$43,046	$26,182	$598,958	$587,229	$13,605

Under/(Over) distributed net investment income	$(9)	$—	$43	$82	$(6)

A	For the period October 1, 2003 (commencement of operations) to March 31, 2004.
B	For the period April 1, 2004 (commencement of operations) to September 30, 2004

N/A—Not applicable.

See notes to financial statements.

Semi-Annual Report to Shareholders

WESTERN ASSET CORE BOND PORTFOLIO		WESTERN ASSET CORE PLUS BOND PORTFOLIO		WESTERN ASSET INFLATION INDEXED PLUS BOND PORTFOLIO		WESTERN ASSET HIGH YIELD PORTFOLIO		WESTERN ASSET NON-U.S. OPPORTUNITY BOND PORTFOLIO
SIX MONTHS ENDED 9/30/04	YEAR ENDED 3/31/04	SIX MONTHS ENDED 9/30/04	YEAR ENDED 3/31/04	SIX MONTHS ENDED 9/30/04	YEAR ENDED 3/31/04	SIX MONTHS ENDED 9/30/04	YEAR ENDED 3/31/04	SIX MONTHS ENDED 9/30/04	YEAR ENDED 3/31/04

$42,855	$65,432	$59,018	$87,230	$8,916	$11,494	$11,365	$12,730	$1,486	$2,498

17,642	55,766	36,404	61,576	(3,931)	23,127	1,547	6,041	3,401	(2,553)

(19,221)	18,124	(8,818)	67,117	(1,709)	(2,556)	4,166	7,912	(3,186)	5,428

41,276	139,322	86,604	215,923	3,276	32,065	17,078	26,683	1,701	5,373

(42,065)	(65,545)	(61,865)	(95,872)	(8,988)	(11,494)	(8,269)	(15,028)	(2,732)	(5,476)
(2,140)	(3,395)	(227)	(107)	N/A	N/A	N/A	N/A	N/A	N/A

(49,163)	(23,668)	(44,219)	(43,348)	(12,719)	(12,824)	—	—	(136)	(1,794)
(2,570)	(1,371)	(111)	(45)	N/A	N/A	N/A	N/A	N/A	N/A

491,116	743,572	655,961	1,343,566	66,343	48,326	169,126	27,866	2,850	39,898
34,373	40,360	74,339	6,585	N/A	N/A	N/A	N/A	N/A	N/A

470,827	829,275	710,482	1,426,702	47,912	56,073	177,935	39,521	1,683	38,001

2,308,826	1,479,551	3,293,690	1,866,988	346,379	290,306	189,458	149,937	97,027	59,026

$2,779,653	$2,308,826	$4,004,172	$3,293,690	$394,291	$346,379	$367,393	$189,458	$98,710	$97,027

$(1,916)	$(566)	$(19,066)	$(15,992)	$(8)	$64	$5,704	$2,608	$(11,850)	$(10,604)

Semi-Annual Report to Shareholders

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

		INVESTMENT OPERATIONS
	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME		NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, OPTIONS, FUTURES, SWAPS, AND FOREIGN CURRENCY TRANSACTIONS	TOTAL FROM INVESTMENT OPERATIONS
Western Asset Limited Duration Bond Portfolio
—Institutional Class
Six Months Ended September 30, 2004A	$10.09	$.12	B	$(.09)	$.03
Period Ended March 31, 2004E	10.00	.08	B	.09	.17

Western Asset Intermediate Bond Portfolio
—Institutional Class
Six Months Ended September 30, 2004A	$11.01	$.19	F	$(.09)	$.10
Years Ended March 31,
2004	10.92	.44	F	.36	.80
2003	10.39	.53		.62	1.15
2002	10.65	.57	F	(.13)	.44
2001	10.09	.68	F	.56	1.24
2000	10.62	.63	F	(.38)	.25
—Financial Intermediary Class
Period Ended November 30, 1999G	$10.61	$.41	H	$(.33)	$.08

Western Asset Intermediate Plus Bond Portfolio
—Institutional Class
Period Ended September 30, 2004A,I	$10.00	$.16	J	$(.04)	$.12

Western Asset Core Bond Portfolio
—Institutional Class
Six Months Ended September 30, 2004A	$11.81	$.21		$(.06)	$.15
Years Ended March 31,
2004	11.57	.41		.45	.86
2003	11.01	.55		.65	1.20
2002	11.09	.62	K	.05	.67
2001	10.39	.73	K	.70	1.43
2000	11.01	.67	K	(.46)	.21
—Financial Intermediary Class
Six Months Ended September 30, 2004A	$11.81	$.20		$(.07)	$.13
Years Ended March 31,
2004	11.57	.40	L	.43	.83
2003	11.02	.53		.63	1.16
2002	11.10	.59	L	.06	.65
2001	10.40	.70	L	.70	1.40
2000M	10.69	.45	L	(.25)	.20

Semi-Annual Report to Shareholders

DISTRIBUTIONS				RATIOS/SUPPLEMENTAL DATA
FROM NET INVESTMENT INCOME	FROM NET REALIZED GAIN ON INVESTMENTS	TOTAL DISTRIBUTIONS	NET ASSET VALUE, END OF PERIOD	TOTAL RETURN		EXPENSES TO AVERAGE NET ASSETS		NET INVESTMENT INCOME TO AVERAGE NET ASSETS		PORTFOLIO TURNOVER RATE		NET ASSETS, END OF PERIOD (IN THOUSANDS)

$(.12)	$—	$(.12)	$10.00	.26	%C	.40	%B,D	2.2	%B,D	150.4	%C	$43,046
(.08)	—	(.08)	10.09	1.69	%C	.40	%B,D	1.6	%B,D	125.5	%C	26,182

$(.19)	$(.28)	$(.47)	$10.64	1.12	%C	.45	%D,F	3.7	%D,F	102.5	%C	$598,958

(.44)	(.27)	(.71)	11.01	7.58%		.45	%F	4.0	%F	255.1%		$587,229
(.53)	(.09)	(.62)	10.92	11.37%		.45%		5.0%		238.5%		539,874
(.57)	(.13)	(.70)	10.39	4.20%		.45	%F	5.3	%F	274.8%		628,196
(.68)	—	(.68)	10.65	12.79%		.45	%F	6.6	%F	328.4%		457,822
(.78)	—	(.78)	10.09	2.49%		.45	%F	6.3	%F	440.8%		376,056

$(.43)	$—	$(.43)	$10.26	.81	%C	.70	%D,H	5.9	%D,H	440.8%		$—

$(.16)	$—	$(.16)	$9.96	1.24	%C	.45	%D,J	3.3	%D,J	385.1	%C	$13,605

$(.21)	$(.26)	$(.47)	$11.49	1.28	%C	.46	%D	3.5	%D	179.3	%C	$2,626,228

(.44)	(.18)	(.62)	11.81	7.64%		.49%		3.5%		464.6%		2,187,219
(.55)	(.09)	(.64)	11.57	11.19%		.49%		4.9%		438.6%		1,400,431
(.62)	(.13)	(.75)	11.01	6.14%		.50	%K	5.6	%K	595.2%		971,544
(.73)	—	(.73)	11.09	14.37%		.50	%K	6.8	%K	387.2%		826,459
(.80)	(.03)	(.83)	10.39	1.99%		.50	%K	6.3	%K	260.4%		649,038

$(.19)	$(.26)	$(.45)	$11.49	1.24	%C	.73	%D	3.2	%D	179.3	%C	$153,425

(.41)	(.18)	(.59)	11.81	7.36%		.75	%L	3.2	%L	464.6%		121,607
(.52)	(.09)	(.61)	11.57	10.80%		.75%		4.1%		438.6%		79,120
(.60)	(.13)	(.73)	11.02	5.88%		.75	%L	5.3	%L	595.2%		1,885
(.70)	—	(.70)	11.10	13.96%		.75	%L	6.6	%L	387.2%		1,883
(.49)	—	(.49)	10.40	1.97	%C	.75	%D,L	6.2	%D,L	260.4%		1,456

Semi-Annual Report to Shareholders

FINANCIAL HIGHLIGHTS—Continued

		INVESTMENT OPERATIONS
	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME		NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, OPTIONS, FUTURES, SWAPS, AND FOREIGN CURRENCY TRANSACTIONS		TOTAL FROM INVESTMENT OPERATIONS
Western Asset Core Plus Bond Portfolio
—Institutional Class
Six Months Ended September 30, 2004A	$10.71	$.19	N	$.03		$.22
Years Ended March 31,
2004	10.40	.37	N	.55		.92
2003	9.88	.51	N	.62		1.13
2002	10.07	.56	N,O	.06	O	.62
2001	9.48	.66	N	.59		1.25
2000	9.97	.55	N	(.37)		.18
—Financial Intermediary Class
Six Months Ended September 30, 2004A	$10.71	$.19	P	$.01		$.20
Years Ended March 31,
2004	10.40	.36	P	.54		.90
2003	9.87	.48	P	.63		1.11
2002Q	10.04	.11	O,P	(.17	)O	(.06)

Western Asset Inflation Indexed Plus Bond Portfolio
—Institutional Class
Six Months Ended September 30, 2004A	$11.24	$.27	R	$(.22)		$.05
Years Ended March 31,
2004	10.96	.37	R	.71		1.08
2003	9.92	.51	R	1.19		1.70
2002	9.98	.41	R	.01		.42
2001S	10.00	.08	R	(.02)		.06

Western Asset High Yield Portfolio
—Institutional Class
Six Months Ended September 30, 2004A	$10.28	$.26	T	$.21		$.47
Years Ended March 31,
2004	9.56	.78	T	.89		1.67
2003	10.36	.96	T	(.82)		.14
2002U	10.00	.53	T	.07		.60

Semi-Annual Report to Shareholders

DISTRIBUTIONS				RATIOS/SUPPLEMENTAL DATA
FROM NET INVESTMENT INCOME	FROM NET REALIZED GAIN ON INVESTMENTS	TOTAL DISTRIBUTIONS	NET ASSET VALUE, END OF PERIOD	TOTAL RETURN		EXPENSES TO AVERAGE NET ASSETS		NET INVESTMENT INCOME TO AVERAGE NET ASSETS		PORTFOLIO TURNOVER RATE		NET ASSETS, END OF PERIOD (IN THOUSANDS)

$(.19)	$(.14)	$(.33)	$10.60	2.15	%C	.45	%D,N	3.4	%D,N	280.3	%C	$3,922,584

(.41)	(.20)	(.61)	10.71	9.12%		.45	%N	3.6	%N	463.8%		3,286,650
(.51)	(.10)	(.61)	10.40	11.78%		.45	%N	5.0	%N	422.6%		1,866,619
(.54)	(.27)	(.81)	9.88	6.34%		.45	%N	5.3	%N	590.7%		991,673
(.66)	—	(.66)	10.07	13.73%		.46	%N	6.8	%N	432.8%		444,451
(.67)	—	(.67)	9.48	1.95%		.50	%N	6.2	%N	315.9%		215,184

$(.17)	$(.14)	$(.31)	$10.60	2.03	%C	.70	%D,P	2.2	%D,P	280.3	%C	$81,588

(.39)	(.20)	(.59)	10.71	8.82%		.70	%P	3.2	%P	463.8%		7,040
(.48)	(.10)	(.58)	10.40	11.57%		.70	%P	4.8	%P	422.6%		369
(.11)	—	(.11)	9.87	(.57	)%C	.70	%D,P	5.3	%D,P	590.7%		235

$(.27)	$(.40)	$(.67)	$10.62	.72	%C	.25	%D,R	5.0	%D,R	185.9	%C	$394,291

(.37)	(.43)	(.80)	11.24	10.33%		.25	%R	3.4	%R	281.8%		346,379
(.51)	(.15)	(.66)	10.96	17.62%		.25	%R	4.8	%R	75.4%		290,306
(.41)	(.07)	(.48)	9.92	4.28%		.25	%R	5.0	%R	79.5%		210,635
(.08)	—	(.08)	9.98	.55	%C	.25	%D,R	8.9	%D,R	—		11,978

$(.24)	$—	$(.24)	$10.51	4.70	%C	.64	%D	7.0	%D	55.5	%C	$367,393

(.95)	—	(.95)	10.28	18.27%		.58	%T	7.9	%T	116.0%		189,458
(.94)	—	(.94)	9.56	2.22%		.55	%T	10.2	%T	110.1%		149,937
(.24)	—	(.24)	10.36	6.02	%C	.55	%D,T	10.4	%D,T	51.8	%C	152,729

Semi-Annual Report to Shareholders

FINANCIAL HIGHLIGHTS—Continued

		INVESTMENT OPERATIONS
	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME		NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, OPTIONS, FUTURES, SWAPS, AND FOREIGN CURRENCY TRANSACTIONS		TOTAL FROM INVESTMENT OPERATIONS
Western Asset Non-U.S. Opportunity Bond Portfolio
—Institutional Class
Six Months Ended September 30, 2004A	$10.52	$.20	V	$(.04)		$.16
Years Ended March 31,
2004	10.91	.97	V	(.01)		.96
2003	9.25	.25	V	1.52		1.77
2002	9.25	—	O,V	.46	O	.46
2001	9.59	.59	V	(.05)		.54

A	Unaudited.
B	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.40%. If no fees had been waived by the adviser, the annualized ratio of expenses to average net assets would have been as follows: for the six months ended September 30, 2004, 0.73%; and for the period October 1, 2003 (commencement of operations) to March 31, 2004, 0.68%.
C	Not annualized.
D	Annualized.
E	For the period October 1, 2003 (commencement of operations) to March 31, 2004.
F	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.45%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been: for the six months ended September 30, 2004, 0.46%; and for the years ended March 31,2004, 0.47%; 2002, 0.47%; 2001, 0.47%; and 2000, 0.48%.
G	Liquidation of Financial Intermediary Class shares.
H	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.70%. If no fees had been waived by the adviser, the annualized ratio of expenses to average net assets would have been as follows: for the period ending November 30, 1999 (liquidation of Financial Intermediary Class shares), 0.74%.
I	For the period April 1, 2004 (commencement of operations) to September 30, 2004.
J	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.45%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the period ended September 30, 2004, 1.57%.
K	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.50%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the years ended March 31, 2002, 0.52%; 2001, 0.53%; and 2000, 0.51%.
L	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.75%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the years ended March 31, 2004, 0.76% ; 2002, 0.77%; and 2001, 0.78%. For the period July 22, 1999 (commencement of operations) to March 31, 2000, the annualized ratio of expenses to average net assets would have been 0.76%.
M	For the period July 22, 1999 (commencement of operations) to March 31, 2000.
N	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.50% to June 30, 2000, and 0.45% thereafter. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the six months ended September 30, 2004, 0.46%; and for the years ended March 31, 2004, 0.48%; 2003, 0.50%; 2002, 0.54%; 2001, 0.57%; and 2000, 0.65%.

Semi-Annual Report to Shareholders

DISTRIBUTIONS				RATIOS/SUPPLEMENTAL DATA
FROM NET INVESTMENT INCOME	FROM NET REALIZED GAIN ON INVESTMENTS	TOTAL DISTRIBUTIONS	NET ASSET VALUE, END OF PERIOD	TOTAL RETURN		EXPENSES TO AVERAGE NET ASSETS		NET INVESTMENT INCOME TO AVERAGE NET ASSETS		PORTFOLIO TURNOVER RATE		NET ASSETS, END OF PERIOD (IN THOUSANDS)

$(.29)	$(.01)	$(.30)	$10.38	1.62	%C	.55	%D,V	3.1	%D,V	6.9	%C	$98,710

(1.01)	(.34)	(1.35)	10.52	9.06%		.55	%V	4.0	%V	42.8%		97,027
(.11)	—	(.11)	10.91	19.26%		.55	%V	4.4	%V	187.5%		59,026
(.46)	—	(.46)	9.25	5.21%		.55	%V	4.5	%V	307.6%		47,487
(.88)	—	(.88)	9.25	6.31%		.55	%V	5.6	%V	263.4%		93,385

O	The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the Fund’s aggregate gains and losses because of the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the investment portfolio.
P	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.70%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the six months ended September 30, 2004, 0.71%; and for the years ended March 31, 2004, 0.73% and 2003, 0.75%. For the period January 8, 2002 (commencement of operations) to March 31, 2002, the annualized ratio of expenses to average net assets would have been 0.75%.
Q	For the period January 8, 2002 (commencement of operations) to March 31, 2002.
R	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.25%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the six months ended September 30, 2004, 0.27%; and for the years ended March 31, 2004, 0.27%; 2003, 0.27%; and 2002, 0.67%. For the period March 1, 2001 (commencement of operations) to March 31, 2001, the annualized ratio of expenses to average net assets would have been 2.03%.
S	For the period March 1, 2001 (commencement of operations) to March 31, 2001.
T	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.55% to December 31, 2003, and 0.65% thereafter. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the years ended March 31, 2004, 0.67% and 2003, 0.67%. For the period September 28, 2001 (commencement of operations) to March 31, 2002, the annualized ratio of expenses to average net assets would have been 0.75%.
U	For the period September 28, 2001 (commencement of operations) to March 31, 2002.
V	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.55%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the six months ended September 30, 2004, 0.67%; and for the years ended March 31, 2004, 0.80%; 2003, 0.82%; 2002, 0.82%; 2001, 0.85; and 2000, 0.83%.

See notes to financial statements.

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS

(Amounts in Thousands) (Unaudited)

1. Significant Accounting Policies:

Western Asset Funds, Inc. (“Corporation”), consisting of Western Asset Limited Duration Bond Portfolio (“Limited Duration”), Western Asset Intermediate Bond Portfolio (“Intermediate”), Western Asset Intermediate Plus Bond Portfolio (“Intermediate Plus”), Western Asset Core Bond Portfolio (“Core”), Western Asset Core Plus Bond Portfolio (“Core Plus”), Western Asset Inflation Indexed Plus Bond Portfolio (“Inflation Indexed”), Western Asset High Yield Portfolio (“High Yield”), and Western Asset Non-U.S. Opportunity Bond Portfolio (“Non-U.S.”) (individually a “Fund,” collectively the “Funds”), is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company with the exception of Non-U.S., which is non-diversified.

Each Fund offers two classes of shares: Institutional Class and Financial Intermediary Class. Shares in the Financial Intermediary Class bear a distribution fee. The Financial Intermediary Class shares of Limited Duration, Intermediate Plus, Inflation Indexed, High Yield, and Non-U.S. are not active. All outstanding Financial Intermediary Class shares of Intermediate were redeemed on November 30, 1999. The income and expenses of each of the Funds are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on the Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the funds in the preparation of their financial statements:

Security Valuation

Securities owned by the Funds for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Board of Directors or the Funds’ Valuation Committee pursuant to procedures adopted by the Board. In determining fair value, the Board of Directors or the Funds’ Valuation Committee consider all relevant qualitative and quantitative factors available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

With respect to Intermediate Plus, Core Plus, Inflation Indexed, High Yield and Non-U.S., where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Funds’ adviser to be the primary market. The Funds will value their foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Security Transactions

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended September 30, 2004, investment transactions (excluding short-term investments) were:

	Purchases		Proceeds From Sales
	U.S. Gov’t Securities	Other	U.S. Gov’t Securities	Other
Limited Duration	$43,345	$14,170	$37,802	$6,383
Intermediate	374,836	197,735	413,801	147,073
Intermediate Plus	40,844	11,169	36,921	2,950
Core	3,913,951	145,517	4,281,579	178,067
Core Plus	6,527,704	2,211,749	6,770,447	2,192,357
Inflation Indexed	719,391	2,309	680,037	21,087
High Yield	—	361,803	—	164,465
Non-U.S.	—	5,837	—	5,646

Semi-Annual Report to Shareholders

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of the Exchange, usually 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Funds’ investment advisers review the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Options, Futures and Swap Agreements

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As a contract’s value fluctuates, payments known as variation margin are made or received by a Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Investment Income and Distributions to Shareholders

Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for each Fund except High Yield and Non-U.S., which declare and pay dividends quarterly. Net capital gains distributions, which are calculated at the Fund level, are declared and paid annually in June. An additional distribution may be made in November to the extent necessary in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under federal income tax regulations. Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting and federal income tax purposes.

2. Federal Income Taxes:

No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of the distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2004.

The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of March 31, 2004, Limited Duration and High Yield had capital loss carryforwards of $6 (expiring in 2012) and $4,078 (expiring in 2011), respectively. There were no capital loss carryforwards for any of the other Funds.

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

3. Financial Instruments:

Forward Currency Exchange Contracts

As part of their investment programs, the Funds may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed or delivery is taken, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

At September 30, 2004 open forward currency exchange contracts were as follows:

Intermediate Plus

Settlement Date	Contract to				Unrealized Gain/(Loss)
	ReceiveA		DeliverA
11/10/04	USD	746	EUR	615	$(19)

					$(19)

Core Plus

Settlement Date	Contract to				Unrealized Gain/(Loss)
	ReceiveA		DeliverA
11/10/04	USD	38,659	CAD	51,481	$(2,146)
11/10/04	USD	111,909	EUR	92,018	(2,439)

					$(4,585)

Inflation Indexed

Settlement Date	Contract to				Unrealized Gain/(Loss)
	ReceiveA		DeliverA
11/10/04	USD	3,400	CAD	4,425	$(108)
11/10/04	USD	3,551	EUR	2,923	(82)
11/10/04	USD	757	SEK	5,739	(30)

					$(220)

Non-U.S.

Settlement Date	Contract to				Unrealized Gain/(Loss)
	ReceiveA		DeliverA
11/10/04	CAD	10,545	USD	7,912	$447
11/10/04	USD	1,592	DKK	9,740	(35)
11/10/04	EUR	2,891	NOK	24,541	83
11/10/04	EUR	6,488	USD	7,874	188
11/10/04	USD	65,386	EUR	53,855	(1,538)
11/10/04	NOK	20,438	EUR	2,411	(98)
11/10/04	NOK	14,792	USD	2,118	83
11/10/04	NOK	20,438	EUR	2,411	144
11/10/04	EUR	2,891	NOK	24,541	(143)
11/10/04	USD	1,866	NOK	13,030	(73)
11/10/04	GBP	550	USD	1,003	(10)
11/10/04	USD	3,345	GBP	1,833	35
11/10/04	USD	9,094	SEK	68,733	(336)

					$(1,253)

Semi-Annual Report to Shareholders

Options and Futures

As part of their investment programs, the Funds may utilize options and futures. Options may be written (sold) or purchased by the Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.
The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.
The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.
The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Written option:	Impact on the Fund:
The option expires	Realize a gain equal to the amount of the premium received.
The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.
A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.
A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of net assets. The risk in writing a covered call option is that a Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

A	Definitions of currency abbreviations:

CAD—Canadian dollar

DKK—Danish krona

EUR—Euro

GBP—British pound

NOK—Norwegian krone

SEK—Swedish Krona

USD—United States dollar

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

Activity in written call and put options during the six months ended September 30, 2004, was as follows:

	Calls		Puts
Intermediate	Actual Contracts	Premiums	Actual Contracts	Premiums
Options outstanding at March 31, 2004	752	$991	13,400,557	$736
Options written	634	821	548	460
Options closed	(1,386)	(1,812)	(13,401,001)	(1,125)
Options expired	—	—
Options exercised	—	—

Options outstanding at September 30, 2004	—	$—	104	$71

	Calls		Puts
Intermediate Plus	Actual Contracts	Premiums	Actual Contracts	Premiums
Options outstanding at March 31, 2004	—	$—	—	$—
Options written	2	1	4	2
Options closed	(2)	(1)	(2)	(1)
Options expired	—	—	—	—
Options exercised	—	—	—	—

Options outstanding at September 30, 2004	—	$—	2	$1

	Calls		Puts
Core	Actual Contracts	Premiums	Actual Contracts	Premiums
Options outstanding at March 31, 2004	30,302,820	$2,962	92,706,826	$6,470
Options written	11,030	8,535	147,597,101	5,062
Options closed	(5,956)	(4,934)	(147,596,866)	(6,356)
Options expired	(3,281)	(2,910)	(92,702,422)	(2,293)
Options exercised	(1,580)	(784)	(1,178)	(675)

Options outstanding at September 30, 2004	30,303,033	$2,869	3,461	$2,208

	Calls		Puts
Core Plus	Actual Contracts	Premiums	Actual Contracts	Premiums
Options outstanding at March 31, 2004	39,303,534	$3,803	129,705,061	$5,517
Options written	45,416,385	13,055	214,960,296	7,293
Options closed	(9,100)	(7,605)	(214,955,018)	(5,124)
Options expired	(4,411)	(3,906)	(129,703,224)	(3,113)
Options exercised	(2,133)	(1,063)	(2,025)	(1,353)

Options outstanding at September 30, 2004	84,704,275	$4,284	5,090	$3,220

	Calls			Puts
Inflation Indexed	Actual Contracts		Premiums	Actual Contracts	Premiums
Options outstanding at March 31, 2004	4,600,283 4,800,033 (4,600,188 (95 (33	) ) )	$305	25,600,387	$403
Options written			53	110	80
Options closed			(218)	(403)	(185)
Options expired			(87)	(25,600,000)	(266)
Options exercised			(22)	(94)	(32)

Options outstanding at September 30, 2004	4,800,000		$31	—	$—

Semi-Annual Report to Shareholders

Upon entering into a futures contract, the Funds are required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For Non-U.S. and foreign denominated futures held in Intermediate Plus, Core Plus and Inflation Indexed, payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which holds cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses, and each Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

The Funds enter into futures contracts for various reasons, including in connection with their interest rate management strategy. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in value of the futures contracts primarily corresponds with the value of the underlying instruments, which may not correlate with changes in interest rates, if applicable. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The nature and risks of these financial instruments and other reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

The open futures positions and related appreciation or depreciation at September 30, 2004 are listed at the end of each Fund’s portfolio of investments.

Swap Agreements

The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a Fund will not enter into any swap agreement unless the adviser believes that the other party to the transaction is creditworthy, a Fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

The Funds may invest in different types of swap agreements. Currently, the Funds hold credit default and interest rate swap contracts (denoted in the table below by a superscript 1 or 2, respectively). Credit default swap contracts represent the exchange of commitments to provide a level of credit protection for a commitment to receive interest at a fixed rate based on the potential risk of default of the relevant underlying issuer. The relevant underlying issuer for credit default swap contracts is listed in a parenthetical reference following the agreement counterparty. Interest rate swap contracts involve the exchange of commitments to pay and receive interest based on a notional principal amount.

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

The following is a summary of open swap contracts outstanding at September 30, 2004.

Intermediate:
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers (Dynergy Holdings, 8.75%, due 2/15/12)[1]	April 23, 2007	Specified amount upon credit event noticeB	3.00% Quarterly	$2,200	$(56)

J.P. Morgan Chase & Co., Inc (Telecom Italia SPA, 6.25%, due 2/1/12)[1]	March 20, 2009	Specified amount upon credit event noticeB	1.00% Quarterly	3,010	67

J.P. Morgan Chase & Co., Inc (Fannie Mae, 6.25%, due 2/15/11)[1]	September 24, 2009	Specified amount upon credit event noticeB	0.55% Quarterly	5,180	17

					$28

Intermediate Plus:
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol2)[1]	September 20, 2009	Specified amount upon credit event noticeC	4.30% Quarterly	$250	N.M.

J.P. Morgan Chase & Co., Inc (Fannie Mae, 6.25%, due 2/15/11)[1]	September 24, 2009	Specified amount upon credit event noticeC	0.55% Quarterly	90	N.M.

					N.M.

Core:
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank (Dynegy Holdings, 8.75%, due 2/15/12)[1]	May 1, 2007	Specified amount upon credit event noticeB	5.25% Quarterly	$3,340	$117

Credit Suisse First Boston USA[2]	September 14, 2007	3.228% Semi-annually	3-month LIBORD	132,510	159

Credit Suisse First Boston USA[2]	September 14, 2007	3.206% Semi-annually	3-month LIBORD	132,510	241

The Goldman Sachs Group, Inc.[2]	September 14, 2007	3-month LIBORD	3.215% Semi-annually	26,500	(41)

B	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000; upon default, the Fund will pay $10,000.
C	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000.
D	London Interbank Offered Rate.
E	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will receive $1,000.

Semi-Annual Report to Shareholders

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA[2]	September 21, 2007	3.222% Semi-annually	3-month LIBORD	$58,700	$91

Credit Suisse First Boston USA[2]	September 21, 2007	3.237% Semi-annually	3-month LIBORD	88,000	99

The Goldman Sachs Group, Inc.[2]	September 22, 2007	3.1985% Semi-annually	3-month LIBORD	96,800	233

Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	0.60% Quarterly	Specified amount upon credit event noticeE	7,400	43

Deutsche Bank AG (iBoxx 30 Hi-Vol)[1]	March 20, 2009	1.25% Quarterly	Specified amount upon credit event noticeE	7,400	23

Deutsche Bank AG (iBoxx IG Hi-Vol)[1]	March 20, 2009	Specified amount upon credit event noticeC	1.25% Quarterly	9,740	35

Merrill Lynch & Co., Inc. (Pacific Gas & Electric, 4.80%, due 3/1/14)[1]	June 20, 2009	Specified amount upon credit event noticeC	0.42% Quarterly	2,100	(3)

Deutsche Bank AG (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.15% Quarterly	Specified amount upon credit event noticeE	25,000	160

Credit Suisse First Boston USA (iBoxx IG Hi-Vol2)[1]	September 20, 2009	Specified amount upon credit event noticeC	1.15% Quarterly	7,510	36

Deutsche Bank AG (iBoxx IG Hi-Vol2)[1]	September 20, 2009	Specified amount upon credit event noticeC	1.15% Quarterly	25,000	(40)

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol2)[1]	September 20, 2009	Specified amount upon credit event noticeC	1.15% Quarterly	4,310	29

Deutsche Bank AG (iBoxx IG Hi-Vol2)[1]	September 20, 2009	Specified amount upon credit event noticeC	1.15% Quarterly	4,160	(23)

Deutsche Bank AG2	September 24, 2014	4.432% Semi-annually	3-month LIBORD	63,300	628

Credit Suisse First Boston USA (iBoxx IG Hi-Vol2)[1]	September 20, 2009	Specified amount upon credit event noticeC	1.15% Quarterly	25,000	(3)

Deutsche Bank AG (iBoxx IG Hi-Vol2)[1]	September 20, 2009	Specified amount upon credit event noticeC	1.15% Quarterly	16,100	76

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co. (iBoxx IG Hi-Vol2)[1]	September 20, 2009	Specified amount upon credit event noticeC	1.15% Quarterly	$26,000	$24

Credit Suisse First Boston USA (iBoxx IG Hi-Vol2)[1]	September 20, 2009	Specified amount upon credit event noticeC	1.15% Quarterly	12,500	43

Deutsche Bank AG (iBoxx IG Hi-Vol2)[1]	September 20, 2014	Specified amount upon credit event noticeC	1.30% Quarterly	8,320	(100)

Deutsche Bank AG (iBoxx IG2)[1]	September 20, 2014	0.80% Quarterly	Specified amount upon credit event noticeE	7,400	(47)

					$1,780

Core Plus:
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (Dynergy Holdings, 8.75%, due 2/15/12)[1]	April 23, 2007	Specified amount upon credit event noticeC	2.95% Quarterly	$2,250	$(63)

Deutsche Bank AG (Dynergy Holdings, 8.75%, due 2/15/12)[1]	May 1, 2007	Specified amount upon credit event noticeC	5.25% Quarterly	3,460	121

Credit Suisse First Boston USA[2]	September 14, 2007	3.206% Semi-annually	3-month LIBORD	186,350	338

Credit Suisse First Boston USA[2]	September 14, 2007	3.228% Semi-annually	3-month LIBORD	186,350	224

The Goldman Sachs Group, Inc.[2]	September 14, 2007	3-month LIBORD	3.215% Semi-annually	37,270	(58)

Credit Suisse First Boston USA[2]	September 21, 2007	3.24% Semi-annually	3-month LIBORD	92,500	104

Credit Suisse First Boston USA[2]	September 21, 2007	3.22% Semi-annually	3-month LIBORD	61,700	96

The Goldman Sachs Group, Inc.[2]	September 22, 2007	3.1985% Semi-annually	3-month LIBORD	138,700	333

Credit Suisse First Boston USA (iBoxx IG Hi-Vol)[1]	March 20, 2009	Specified amount upon credit event noticeC	1.25% Quarterly	50,000	220

Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	0.60% Quarterly	Specified amount upon credit event noticeE	6,450	37

Deutsche Bank AG (iBoxx 30 Hi-Vol)[1]	March 20, 2009	1.25% Quarterly	Specified amount upon credit event noticeE	9,500	30

Semi-Annual Report to Shareholders

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	0.60% Quarterly	Specified amount upon credit event noticeE	$9,500	$55

Deutsche Bank AG (iBoxx 100 HY)[1]	March 20, 2009	4.25% Quarterly	Specified amount upon credit event noticeE	1,900	4

Deutsche Bank AG (iBoxx 100 HY)[1]	March 20, 2009	Specified amount upon credit event noticeC	4.25% Quarterly	10,000	(31)

Deutsche Bank AG (iBoxx 100 IG)[1]	March 20, 2009	4.25% Quarterly	Specified amount upon credit event noticeE	3,710	216

Deutsche Bank AG (iBoxx HY B)[1]	March 20, 2009	Specified amount upon credit event noticeC	5.00% Quarterly	5,000	(28)

Deutsche Bank AG (iBoxx HY B)[1]	March 20, 2009	Specified amount upon credit event noticeC	5.00% Quarterly	10,000	(94)

Deutsche Bank AG (iBoxx IG Hi-Vol)[1]	March 20, 2009	Specified amount upon credit event noticeC	1.25% Quarterly	13,760	50

Lehman Brothers (iBoxx IG TMT)[1]	March 20, 2009	0.60% Quarterly	Specified amount upon credit event noticeD	9,000	62

Merrill Lynch & Co., Inc. (Pacific Gas & Electric, 4.80%, due 3/1/14)[1]	June 20, 2009	Specified amount upon credit event noticeC	0.42% Quarterly	2,980	(4)

Credit Suisse First Boston USA (iBoxx HY 2 B)[1]	September 20, 2009	Specified amount upon credit event noticeC	4.30% Quarterly	5,000	152

Credit Suisse First Boston USA (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.15% Quarterly	Specified amount upon credit event noticeD	25,000	160

Credit Suisse First Boston USA (iBoxx IG Hi-Vol2)[1]	September 20, 2009	Specified amount upon credit event noticeC	1.15% Quarterly	17,490	85

Credit Suisse First Boston USA (iBoxx IG Hi-Vol2)[1]	September 20, 2009	Specified amount upon credit event noticeC	1.15% Quarterly	12,500	42

Deutsche Bank AG (iBoxx IG 2)[1]	September 20, 2009	Specified amount upon credit event noticeC	4.30% Quarterly	15,000	267

Deutsche Bank AG (iBoxx IG Hi-Vol2)[1]	September 20, 2009	Specified amount upon credit event noticeC	1.15% Quarterly	5,830	(33)

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (iBoxx HY 2)[1]	September 20, 2009	Specified amount upon credit event noticeC	4.30% Quarterly	$2,620	$153

Deutsche Bank AG (iBoxx HY 2 B)[1]	September 20, 2009	Specified amount upon credit event noticeC	4.80% Quarterly	2,620	121

Deutsche Bank AG (iBoxx IG Hi-Vol2)[1]	September 20, 2009	Specified amount upon credit event noticeC	1.15% Quarterly	37,580	178

Deutsche Bank AG (iBoxx HY 2)[1]	September 20, 2009	Specified amount upon credit event noticeC	4.30% Quarterly	3,260	131

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol 2)[1]	September 20, 2009	Specified amount upon credit event noticeC	1.15% Quarterly	6,160	42

The Goldman Sachs Group, Inc.[2]	September 24, 2009	3.7135% Semi-annually	3-month LIBORD	100,000	389

Credit Suisse First Boston USA (iBoxx HY 3 B)[1]	December 20, 2009	Specified amount upon credit event noticeC	4.00% Quarterly	3,150	80

Credit Suisse First Boston USA (iBoxx HY 3 B)[1]	December 20, 2009	Specified amount upon credit event noticeC	4.00% Quarterly	3,150	80

The Goldman Sachs Group, Inc. (iBoxx HY 3 B)[1]	December 20, 2009	Specified amount upon credit event noticeC	4.00% Quarterly	3,000	79

The Goldman Sachs Group, Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeC	3.75% Quarterly	3,000	63

The Goldman Sachs Group, Inc. (iBoxx HY 3 B)[1]	December 20, 2009	Specified amount upon credit event noticeC	4.00% Quarterly	2,980	29

Deutsche Bank AG (iBoxx IG 2)[1]	September 20, 2014	0.80% Quarterly	Specified amount upon credit event noticeE	24,500	(155)

Deutsche Bank AG (iBoxx IG Hi-Vol 2)[1]	September 20, 2014	Specified amount upon credit event noticeC	1.30% Quarterly	11,560	(139)

Deutsche Bank AG2	September 24, 2014	4.4318% Semi-annually	3-month LIBORD	89,700	890

					$4,226

Semi-Annual Report to Shareholders

4. Securities Loaned:

Each Fund may lend its securities to approved brokers to earn additional income and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by each Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of the loaned securities.

At September 30, 2004, the market value of securities on loan to broker-dealers was $147,542 for Intermediate, $659,669 for Core, $924,315 for Core Plus, and $10,283 for Inflation Indexed. Cash collateral received was $150,568 for Intermediate, $673,075 for Core, $943,250 for Core Plus, and $10,497 for Inflation Indexed.

5. Transactions With Affiliates:

Each Fund has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Western Asset Management Company (“Western Asset”) is the investment adviser to Limited Duration, Intermediate, Intermediate Plus, Core, Core Plus, Inflation Indexed, and High Yield. Western Asset Management Company Limited (“WAML”) is the investment adviser to Non-U.S. and shares advisory responsibilities with Western Asset for Intermediate Plus, Core Plus and Inflation Indexed. Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund’s average daily net assets. LMFA, Western Asset and WAML have voluntarily agreed to waive their fees and reimburse the Funds to the extent each Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates of each Fund’s average daily net assets. Western Asset and WAML have also agreed to waive their advisory fees (which are paid by LMFA, and not the Funds) in corresponding amounts. The following chart shows annual rates of management fees, expense limits, management fees waived, and management fees payable for each Fund:

Fund	Asset Breakpoint	Management Fee	Expense Limitation	Management Fees Waived	Management Fees Payable
Limited Duration	All asset levels	0.350%	0.40%	$54	$4

Intermediate	All asset levels	0.400%	0.45%	34	195

Intermediate Plus	All asset levels	0.400%	0.45%	21	—

Core
Institutional Class	Up to $500 million	0.450%	0.50%	—	874
	Next $500 million	0.425%
	In excess of $1 billion	0.400%

Financial Intermediary Class	Up to $500 million	0.450%	0.75%	—	51
	Next $500 million	0.425%
	In excess of $1 billion	0.400%

Core Plus
Institutional Class	Up to $500 million	0.450%	0.45%	152	1,260
	Next $500 million	0.425%
	In excess of $1 billion	0.400%

Financial Intermediary Class	Up to $500 million	0.450%	0.70%	1	15
	Next $500 million	0.425%
	In excess of $1 billion	0.400%

Inflation Indexed	All asset levels	0.200%	0.25%	37	63

High Yield	All asset levels	0.550%	0.65%	—	173

Non-U.S.	All asset levels	0.450%	0.55%	46	68

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

Legg Mason Wood Walker, Incorporated (“LMWW”), a member of the New York Stock Exchange, serves as distributor of the Funds’ shares. LMWW receives from each Fund an annual distribution fee of 0.25% of the average daily net assets of the Financial Intermediary Class of each Fund, computed daily and payable monthly. At September 30, 2004, $31 was due to LMWW from Core and $9 from Core Plus.

LMFA, Western Asset, WAML and LMWW are wholly owned subsidiaries of Legg Mason, Inc.

6. Fund Share Transactions:

At September 30, 2004, there were 13.1 billion shares of common stock of the Corporation authorized at $.001 par value. Transactions in Fund shares were as follows:

	Sold		Reinvestment of Dividends		Repurchased		Net Change
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Limited Duration
—Institutional Class
Six Months Ended Sept. 30, 2004	1,816	$18,100	37	$375	(143)	$(1,429)	1,710	$17,046
Period Ended Mar. 31, 2004F	3,108	31,078	17	171	(530)	(5,311)	2,595	25,938

Intermediate
—Institutional Class
Six Months Ended Sept. 30, 2004	5,087	$53,879	2,417	$25,229	(4,561)	$(47,926)	2,943	$31,182
Year Ended Mar. 31, 2004	15,529	168,930	3,173	34,520	(14,808)	(161,750)	3,894	41,700

Intermediate Plus
—Institutional Class
Period Ended Sept. 30, 2004G	1,644	$16,419	18	$178	(296)	$(2,883)	1,366	$13,714

Core
—Institutional Class
Six Months Ended Sept. 30, 2004	53,482	$606,951	7,604	$85,074	(17,697)	$(200,909)	43,389	$491,116
Year Ended Mar. 31, 2004	102,574	1,186,661	7,133	82,880	(45,456)	(525,969)	64,251	743,572

—Financial Intermediary Class
Six Months Ended Sept. 30, 2004	4,829	$54,673	421	$4,711	(2,193)	$(25,011)	3,057	$34,373
Year Ended Mar. 31, 2004	6,137	71,299	410	4,766	(3,084)	(35,705)	3,463	40,360

Core Plus
—Institutional Class
Six Months Ended Sept. 30, 2004	84,710	$882,256	8,813	$90,883	(30,432)	$(317,178)	63,091	$655,961
Year Ended Mar. 31, 2004	149,832	1,577,617	11,320	118,968	(33,656)	(353,019)	127,496	1,343,566

—Financial Intermediary Class
Six Months Ended Sept. 30, 2004	7,163	$75,651	33	$338	(158)	$(1,650)	7,038	$74,339
Year Ended Mar. 31, 2004	669	7,091	14	153	(62)	(659)	621	6,585

Inflation Indexed
—Institutional Class
Six Months Ended Sept. 30, 2004	4,416	$46,602	1,983	$20,543	(74)	$(802)	6,325	$66,343
Year Ended Mar. 31, 2004	8,298	91,034	2,059	22,404	(6,028)	(65,112)	4,329	48,326

High Yield
—Institutional Class
Six Months Ended Sept. 30, 2004	17,042	$174,512	821	$8,269	(1,323)	$(13,655)	16,540	$169,126
Year Ended Mar. 31, 2004	17,347	178,219	1,518	15,029	(16,128)	(165,382)	2,737	27,866

Non-U.S.
—Institutional Class
Six Months Ended Sept. 30, 2004	1	$5	285	$2,868	(3)	$(23)	283	$2,850
Year Ended Mar. 31, 2004	3,740	39,475	704	7,271	(630)	(6,848)	3,814	39,898

F	For the period from October 1, 2003 (commencement of operations) to March 31, 2004.
G	For the period from April 1, 2004 (commencement of operations) to September 30, 2004

Western Asset Funds, Inc.

Investment Manager

Legg Mason Fund Adviser, Inc.

P.O. Box 17635

Baltimore, Maryland 21297-1635

Investment Advisers

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, California 91101

Western Asset Management Company Limited

155 Bishopgate

London, England EC2M3XG

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

66 Brooks Drive

Braintree, Massachusetts 02184

Custodian

State Street Bank & Trust Company

P.O Box 1031

Boston, Massachusetts 02103

Counsel

Ropes & Gray LLP

45 Rockefeller Plaza

New York, New York 10111

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Baltimore, Maryland 21201

Information about the policies and procedures that the Funds use to determine how to vote proxies relating to each Fund’s portfolio securities is contained in the Statement of Additional Information, available upon request without charge by calling 1-888-425-6432 or on the Securities and Exchange Commission (“SEC”) website (http://www.sec.gov). Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or without charge through www.westernassetfunds.com.

The Funds will file a complete schedule of portfolio holdings with the SEC for the third quarter of the current fiscal year and the first and third quarters of each fiscal year thereafter on Form N-Q. The Funds’ Form N-Q will be available on the SEC’s website or viewed and copied at the SEC’s Public Reference Room in Washington DC when available. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Monthly portfolio holdings are available upon request

by calling 1-888-425-6432.

This report is not to be distributed unless preceded or accompanied by a prospectus.

Legg Mason Wood Walker, Inc., Distributor

Item 2 – Code of Ethics

Not applicable for semi-annual reports.

Item 3 – Audit Committee Financial Expert

Not applicable for semi-annual reports.

Item 4 – Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5 – Audit Committee of Listed Registrants

Not applicable.

Item	6 – Schedule of Investments

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report to shareholders filed under Item 1 hereto.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item 9.

Item 10 – Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rule and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 11 – Exhibits

(a)	File the exhibits listed below as part of this Form.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ James W. Hirschmann
James W. Hirschmann
President
Western Asset Funds, Inc.

Date: 11/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Hirschmann
James W. Hirschmann
President
Western Asset Funds, Inc.

Date: 11/29/04

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Treasurer and Principal Financial and Accounting Officer
Western Asset Funds, Inc.

Date: 11/29/04